Registration No. 333-53122

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-6
                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933

                         Post-effective Amendment No. 2

                 REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                 Amendment No. 2

                AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT
                           (Exact Name of Registrant)

                       AMERICAN NATIONAL INSURANCE COMPANY
                            (Exact Name of Depositor)
                                 One Moody Plaza
                             Galveston, Texas 77550
          (Complete Address of Depositor's Principal Executive Offices)
                                 (409) 763-4661
                         (Depositor's Telephone Number)

Rex D. Hemme                                         Copy to: Jerry L. Adams
                                                     --------
Vice President, Actuary                              Greer, Herz & Adams, L.L.P.
American National Insurance Company                  One Moody Plaza, 18th Floor
One Moody Plaza                                           Galveston, Texas 77550
Galveston, Texas  77550
(Name and Address of Agent for Service)

------------------------------------------------------------------------------

It is proposed that this filing will become effective (check appropriate box):

[ ]      immediately upon filing pursuant to paragraph (b) of Rule 485

[X]      on May 1, 2003 pursuant to paragraph (b) of Rule 485

[ ]      60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ]      on (date) pursuant to paragraph (a)(1) of Rule 485

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                American National Variable Life Separate Account

                                 Prospectus for
                   WealthQuest(R) III Variable Universal Life
                           Individual Flexible Premium
                        Variable Universal Life Contracts
                  Issued by American National Insurance Company

                                   May 1, 2003


The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The Contract is not a deposit or obligation of, or guaranteed or endorsed by, any bank, nor is it federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

The Contract involves investment risks, including possible loss of principal.

If you already own a life insurance policy, it may not be to your advantage to buy additional insurance or to replace your policy with this Contract.

The Contract is not available in some states. You should rely only on the information contained or incorporated by reference in this prospectus. We have not authorized anyone to provide you with information that is different.

For a full description of the American National Fund, Fidelity Investments Funds, T. Rowe Price Funds, MFS Fund, Federated Fund, Alger American Fund, and INVESCO Variable Investment Funds referenced in this prospectus, or such funds' investment policies and restrictions, risks, charges and expenses and other aspects of their operation, see their prospectuses. You may obtain a copy of these prospectuses by calling 1-800-306-2959, or writing to American National Insurance Company, One Moody Plaza, Galveston, Texas 77550-7999.

Please read this prospectus and keep it for future reference.









Form 9130                                                              Rev. 5-03






The value of your Contract will vary with the investment performance of investment options you choose. You can choose to have your net premium payments (premium payments less applicable charges) allocated to subaccounts of the American National Variable Life Separate Account and to our general account. The portfolios currently available for purchase by the subaccounts are:

American National Fund
Money Market Portfolio
Growth Portfolio
Balanced Portfolio
Equity Income Portfolio
High Yield Bond Portfolio
International Stock Portfolio
Small-Cap/Mid-Cap Portfolio
Government Bond Portfolio

Fidelity Investments Funds
VIP Contrafund(R) Portfolio
VIP Aggressive Growth Portfolio
VIP Mid Cap Portfolio
VIP Index 500 Portfolio
VIP Growth Opportunities Portfolio

T. Rowe Price Funds
Equity Income Portfolio
Mid-Cap Growth Portfolio
International Stock Portfolio
Limited-Term Bond Portfolio

MFS Variable Insurance Trust
Capital Opportunities Portfolio
Emerging Growth Portfolio
Research Portfolio
Investors Trust Portfolio

Federated Fund
Capital Income Fund II Portfolio
Growth Strategies Fund II Portfolio
International Small Company Fund II Portfolio
High Income Bond Fund II Portfolio
Equity Income Fund II Portfolio

Alger American Fund
Small Capitalization Portfolio
Growth Portfolio
MidCap Growth Portfolio
Leveraged AllCap Portfolio
Balanced Portfolio
Income & Growth Portfolio

INVESCO Variable Investment Funds VIF-Dynamics Fund VIF-Small Company Growth Fund VIF-Health Sciences Fund VIF-Telecommunications Fund VIF-Utilities Fund VIF-Real Estate Opportunity Fund VIF-Financial Services Fund VIF-Technology Fund

                                TABLE OF CONTENTS

                                                                            Page
Risk/Benefit Summary........................................................   1
     Contract Benefits......................................................   1
     Risks of The Contract..................................................   3
     Risk/Benefit Summary: Fee Tables........................ ..............   5
Definitions.................................................................   7
Contract Benefits...........................................................   9
     Purposes of the Contract...............................................   9
     Death Benefit Proceeds.................................................   9
     Death Benefit Options..................................................   9
     Guaranteed Coverage Benefit............................................  15
Duration of the Contract....................................................  17
     Accumulation Value.......................................... ..........  17
     Payment of Contract Benefits...........................................  18
Contract Rights.............................................................  20
     Loan Benefits..........................................................  20
     Surrenders.............................................................  21
     Transfers..............................................................  22
     Refund Privilege.......................................................  23
     Dollar Cost Averaging..................................................  23
     Rebalancing............................................................  24
Payment and Allocation of Premiums..........................................  25
     Issuance of a Contract.................................................  25
     Premiums...............................................................  25
     Premium Flexibility....................................................  25
     Allocation of Premiums and Accumulation Value..........................  26
     Grace Period and Reinstatement..................................... ...  26
Charges and Deductions......................................................  28
     Premium Charges........................................................  28
     Charges from Accumulation Value........................................  28
     Exceptions to Charges............................................... ..  31
American National Insurance Company, the Separate Account,
the Funds and the Fixed Account.............................................  32
     American National Insurance Company....................................  32
     The Separate Account...................................................  32
     The Funds..............................................................  34
     Fixed Account..........................................................  40
Federal Income Tax Considerations...........................................  41
     Introduction...........................................................  41
     Tax Status of the Contract.............................................  41
     Tax Treatment of Contract Proceeds.....................................  42
     American National's Income Taxes.......................................  45
Sale of the Contract........................................................  46
Other Information...........................................................  47
Legal Proceedings...........................................................  48
Other Information...........................................................  49

                                            Risk/Benefit Summary

                (Glossary containing terms used in this prospectus immediately follows Risk/Benefit Summary on page 7)

                                Contract Benefits

The Contract
The Contract is a flexible premium variable universal life insurance contract. In certain states, the Contract may be offered as a group Contract with individual ownership represented by certificates. The discussion of Contracts in this prospectus applies equally to certificates under group Contracts.

You do not have a fixed schedule for premium payments. You can establish a schedule of Planned Periodic Premiums, but you are not required to follow such schedule. (See "Premium Flexibility," page 25.)

The Death Benefit under the Contract may, and the Accumulation Value will, reflect the investment performance of the investments you choose. (See "Death Benefit Proceeds," page 9 and "Accumulation Value," page 17.) You benefit from any increase in value and bear the risk that your chosen investment options may decrease in value. The amount and duration of the life insurance coverage provided by the Contract is not guaranteed, except under the Guaranteed Coverage Benefit provision. Further, the Accumulation Value is not guaranteed, except in the Fixed Account.

We intend the Contract to satisfy the definition of life insurance under the Internal Revenue Code. If it so qualifies, the Death Benefit Proceeds generally should be excludible from the gross income of the recipient. Similarly, you should not be taxed on increases in the Accumulation Value until there is a distribution from the Contract. In order for the Contract to satisfy the definition of life insurance, your Death Benefit must meet a death benefit qualification test provided by federal tax law. This Contract offers two options for the death benefit qualification test: the cash value accumulation test and the guideline premium test. You can choose the death benefit qualification test which best meets your objectives, but you cannot change that choice later. The test you choose will usually depend on the amount of premiums you want to pay. In general, you should choose the cash value accumulation test if you do not want to limit the amount of premiums you can pay into your contract.

Issuance of a Contract
In order to purchase a Contract, you must submit an application to us. We review the application to determine whether the Contract can be issued in accordance with our underwriting standards. Once the underwriting process is completed, the Date of Issue is designated. You, however, must submit your initial premium for the Contract to have an Effective Date. Accordingly, the Date of Issue may be before the Effective Date.

Allocation of Premiums
You can allocate premiums to one or more of the subaccounts and to the Fixed Account. (See "The Separate Account," page 32 and "Fixed Account," page 39.) The assets of the various subaccounts are invested in Eligible Portfolios. Premium payments received before the Date of Issue are held in our General Account without interest. On the Date of Issue, premiums received on or before that date are allocated to the subaccount for the American National Money Market Portfolio.

Premium payments received within 15 days after the Date of Issue are also allocated to the American National Money Market Portfolio. After the 15-day period, premium payments and Accumulation Value are allocated among the Eligible Portfolios in accordance with your instructions as contained in the application. The minimum percentage or premium that you may allocate to any one subaccount or to the Fixed Account is 10% of the premium or $20.

Contract Benefits and Rights
Death Benefit. The Death Benefit is available in two options.
(See "Death Benefit Options," page 9.) The Death Benefit Proceeds may be paid in a lump sum or in accordance with an optional payment plan. (See "Payment of Contract Benefits," page 18.)

Adjustments to Death Benefit. You can adjust the Death Benefit by changing the Death Benefit option and by increasing or decreasing the Specified Amount. Changes in the Specified Amount or the Death Benefit option are subject to certain limitations. (See "Death
Benefit Options," page 9 and "Change in Specified Amount," page 14.)

Accumulation Value and Surrender Value. The Accumulation Value reflects the investment performance of the chosen subaccounts, the rate of interest paid on the Fixed Account, premium paid, partial surrenders, and charges deducted from the Contract. There is no guaranteed minimum Accumulation Value. You can withdraw the entire Surrender Value. Subject to certain limitations, you can also withdraw a portion of the Surrender Value. Partial surrenders reduce both the Accumulation Value and the Death Benefit payable under the Contract. A surrender charge will be deducted from the amount paid upon a partial surrender. (See "Partial Surrender Charge," page 30 and "Surrenders," page 21.) Surrenders may have tax consequences. (See "Federal Income Tax Considerations," page 41.)

Loans. You can borrow money from us using the Contract as security for the loan. (See "Loan Benefits," page 20.) Loans may have tax consequences. (See "Federal Income Tax Considerations," page 41.)

Free Look Period. You have a free look period in which to examine a Contract and return it for a refund. The length of the free look period varies among different states, but generally runs for 10 days after you receive your Contract. The date you receive your Contract will not necessarily be the date you submit your premium. (See "Refund Privilege," page 23.)

Policy Lapse and Guaranteed Coverage Benefit. We will provide a Guaranteed Coverage Benefit so long as the Guaranteed Coverage Premium is paid and other Contract provisions are met. After the Guaranteed Coverage Benefit period, the Contract will lapse at any time the Surrender Value is insufficient to pay the Monthly Deductions and the grace period expires without sufficient additional premium payment. The grace period starts when written notice of lapse is mailed to your last known address and expires 61 days later. Unless the Guaranteed Coverage Benefit requirements have been met, lapse can occur even if the Planned Periodic Premiums are paid.
(See "Payment and Allocation of Premiums," page 25)

Additional Benefits
There are a number of additional benefits you may add to your policy by way of riders.

Additional Insurance Benefits (Riders). Subject to certain requirements, certain additional optional benefits may be obtained. The cost of any such additional insurance benefits, which will be provided by "riders" to the Contract, will be deducted as part of the Monthly Deduction. Riders in force during the time the Guaranteed Coverage Benefit is in effect will increase the Guaranteed Coverage Premium requirement.

Level Term Rider. Provides level term insurance on the person insured by the rider until that person is age 75.

Automatic Increase Rider. Has prescheduled death benefit increases every second year for 10 years. It gives the right to buy additional insurance on the Insured on certain specified dates without proof of insurability.

Disability Waiver of Premium Rider. Waives certain premium if the insured becomes totally disabled during the first 10 Contract Years. The amount of premium is selected on the application and the waiver will continue throughout disability through the first 10 policy years.

                              Risks of the Contract

Investment Performance
The value of your Contract will fluctuate with the performance of the Eligible Portfolios and Fixed Account you select. Your choices may decline in value or they may not perform to your expectations. You bear the investment risk of any Accumulation Value invested in your choices.

Suitability
Variable life insurance is designed for long-term financial planning. It is not suitable as a vehicle for short-term savings. You should not purchase the Contract if you will need the funds in a short period of time.

Termination
Your Contract could terminate if the value of the Contract becomes too low to support the Contract's monthly charges, it fails the guaranteed death benefit safety test, or it exceeds its debt limit. Before the Contract terminates, however, you will receive a grace period during which you will be notified in writing that your coverage may terminate unless you pay additional premium.

Limitations on Access to Cash Value
Withdrawals are not available in the 1st Contract Year or after the insured's attained age 99. (An Insured's "attained age" is equal to their Age at Issue plus the number of completed Contract Years.) We may not allow a withdrawal if it would reduce the face amount to less than the Contract's minimum face amount. The minimum withdrawal is $100, including the $25 withdrawal fee. The maximum withdrawal is 75% of the Surrender Value.

Limitations on Transfers
Transfers from the Fixed Account are generally limited to one per Contract Year and may not exceed 25% of its Accumulation Value less Contract Debt. We reserve the right to restrict transfers initiated by a market-timing organization, or individual, or other party authorized to give transfer instructions on behalf of the Contract Owner.

Impact of Loans
Taking a loan from your Contract may increase the risk that your Contract will terminate. It will have a permanent effect on the Contract's Surrender Value and will reduce the Death Benefit Proceeds. Also, Contract termination with an outstanding loan can result in adverse tax consequences.

Adverse Tax Consequences
Under certain circumstances (usually if your premium payments in the first seven years or less exceed specified limits), your Contract may become a "modified endowment contract" (MEC). Under federal tax law, loans, withdrawals, and other pre-death distributions received from a MEC Contract are taxed as income first and recovery of basis second. Also, distributions includible in income received before you attain age 59 1/2 may be subject to a 10% penalty tax. Existing tax laws that benefit this Contract may change at any time.

Additional Risks
The type of investments that an Eligible Portfolio makes will also create risk. A comprehensive discussion of the risks of each of the Eligible Portfolios may be found in that Eligible Portfolio's prospectus. You should read the Eligible Portfolio's prospectus carefully before investing.

                        Risk/Benefit Summary: Fee Tables

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Policy. The first table describes the fees and expenses that you will pay at the time that you buy the Policy, surrender the Policy, or transfer cash value between investment options.

                                Transaction Fees
------------------------------------------------------------------------------------------------------------------------------------

Charge                              When Charge is Deducted            Amount Deducted


------------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge
Imposed on Premiums (Load)          As each payment is made            6% of each payment


------------------------------------------------------------------------------------------------------------------------------------
Premium Taxes                       Not applicable                     None currently, but unlimited maximum


------------------------------------------------------------------------------------------------------------------------------------
Maximum Deferred
Sales Charge (Load)                 Upon Surrender                     $57.85 per $1000


------------------------------------------------------------------------------------------------------------------------------------
Other Surrender Fees                Upon partial surrender             $25 per partial surrender


------------------------------------------------------------------------------------------------------------------------------------
Transfer Fees                       Upon transfer                      $10 per transfer2


------------------------------------------------------------------------------------------------------------------------------------

The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including Eligible Portfolio fees and expenses.

                           Periodic Charges Other Than
                      Eligible Portfolio Operating Expenses
-----------------------------------------------------------------------------------------------------------------------------------

Charge                              When Charge is Deducted            Amount Deducted

---------------------------------------------------------------------------------------------------------------------------------
Cost of Insurance2                  Monthly                            See below


-----------------------------------------------------------------------------------------------------------------------------------
Minimum                             Monthly                            $0.5669 per $10004


-----------------------------------------------------------------------------------------------------------------------------------
Maximum                             Monthly                            $83.3333 per $1000


-----------------------------------------------------------------------------------------------------------------------------------
Charge for a Standard Male
Non Smoker, Issue Age 45            Monthly                             $.28804 per $1000


-----------------------------------------------------------------------------------------------------------------------------------
Annual Maintenance Fee              Monthly                            $7.50 per month


------------------------------------------------------------------------------------------------------------------------------------
Mortality and Expense Risk Fees     Annual                             0.70% Annually of Accumulation Value
                                                                       in separate account (.002 daily)


------------------------------------------------------------------------------------------------------------------------------------
Administrative Fees                 Not applicable                     None


------------------------------------------------------------------------------------------------------------------------------------
Loan Interest                       Policy Anniversary                 3% for Preferred Loans
                                                                       4% for all others




-----------------------------------------------------------------------------------------------------------------------------------
                         RIDERS COST OF INSURANCE RATES
-----------------------------------------------------------------------------------------------------------------------------------

Rider                               When Charge is Deducted            Amount Deducted


-----------------------------------------------------------------------------------------------------------------------------------
Automatic Increase Rider            Monthly                            Min COI $.000333
                                                                       Max COI $0.05833

Charge for a Standard Male2
Non Smoker, Issue age 45             Monthly                           $0.1167 per 1000
------------------------------------------------------------------------------------------------------------------------------------
Waiver of Stipulated Premium        Monthly                            Min COI .087% of premium
                                                                       Max COI 5% of premium
Charge for a Standard Male2
Non Smoker, Issue age 45            Monthly                            $0.3819 per 1000
-----------------------------------------------------------------------------------------------------------------------------------
Term Rider                          Monthly                            Min COI $0.0125 per $1000
                                                                       Max COI $0.41667 per $1000
Charge for a Standard Male2
Non smoker, Issue age 45            Monthly                            $0.288 per 1000
-----------------------------------------------------------------------------------------------------------------------------------

1Maximum charge for a standard male non smoker issue age 45, $30.83 per $1000; Minimum, $0.00

2The first 12 transfers of Accumulation Value in a Contract Year are free. Thereafter, a transfer charge of $10 will be deducted from
the amount transferred. (See "Transfer Charge," page 30.)

3The cost of insurance varies based on individual characteristics. The cost of insurance charges shown in the table may not be representative of the charge that a particular Contract Owner will pay. You can obtain information about your particular cost of insurance and any other charges that may apply to you by asking your sales representative or contact us at 1-800-308-2959.

4Minimum monthly Expense fee $0.0125 per $1000

Maximum monthly Expense fee $0.41667 per $1000


The next table describes the Eligible Portfolio's fees and expenses that you will pay periodically during the time that you own the Policy. The table shows the minimum and maximum fees and expenses charged by any of the Eligible Portfolios. More detail concerning each Eligible Portfolio's fees and expenses is contained in the prospectus for each Eligible Portfolio.

              Annual Eligible Portfolio Company Operating Expenses
           (expenses that are deducted from Eligible Portfolio assets)
-----------------------------------------------------------------------------------------------------------------------------------

                                    Minimum1                           Maximum2


-----------------------------------------------------------------------------------------------------------------------------------
Total Expenses                      0.60%                              8.19%


-----------------------------------------------------------------------------------------------------------------------------------

1 Fidelity Index 500- The fund's manager has voluntarily agreed to reimburse the class to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions and extraordinary expenses) exceed 0.53%. This arrangement can be discontinued by the fund's manager at any time See the accompanying fund prospectus for details.

2 Federated International Small Company Fund II


                                   DEFINITIONS

Accumulation Value - the total amount that a Contract provides for investment at any time.

Age at Issue - the Insured's age last birthday before the Date of Issue.

Alger American Fund - the Alger American Fund.

American National Fund - American National Investment Accounts, Inc.

Attained Age - Age at Issue plus the number of complete Contract Years.

Beneficiary - the Beneficiary designated in the application or the latest change, if any, filed and recorded with us.

Company - ("we", "our", or "us"). American National Insurance Company.

Contract - the variable universal life insurance contract described in this prospectus.

Contract Debt - the sum of all unpaid loans and accrued interest thereon.

Contract Owner ("you") - the owner of the Contract, as designated in the application or as subsequently changed. If a Contract has been absolutely assigned, the assignee is the Contract Owner. A collateral assignee is not the Contract Owner.

Contract Year - the period from one Contract anniversary date until the next Contract anniversary date.

Daily Asset Charge - a charge equal to an annual rate of 0.70% of the average daily Accumulation Value of each subaccount. This charge covers mortality and expense risk fees.

Data Page - the pages of the Contract so titled.

Date of Issue - the Date of Issue of the Contract and any riders to the Contract.

Death Benefit - the amount of insurance coverage provided under the selected Death Benefit option.

Death Benefit Proceeds - the proceeds payable upon the Insured's death.

Declared Rate - the interest rate that is credited in the Fixed Account.

Effective Date - the later of the Date of Issue or the date on which:

o        the first premium, as shown on the Data Page, has been paid; and

o the Contract has been delivered during the Insured's lifetime and good health.

Any increase in Specified Amount, addition of a rider, or reinstatement of coverage will take effect on the Monthly Deduction Date that coincides with or next follows the date we approve an application for such change or for reinstatement of the Contract.

Eligible Portfolio - a portfolio that corresponds to a subaccount.

Federated Fund - Federated Insurance Series.

Fidelity Funds - Variable Insurance Products Fund. The Fidelity Fund's portfolios offered are Service Class II portfolios.

Fixed Account - a part of our General Account that accumulates interest at a fixed rate.

General Account - includes all of our assets except assets segregated into separate accounts.

Guaranteed Coverage Benefit - our agreement to keep the Contract in force if the Guaranteed Coverage Premium is paid and other Contract provisions are met.

Guaranteed Coverage Premium - a required specified premium paid in advance that will keep the Contract in force so long as other Contract provisions are met.

Insured - the person upon whose life the Contract is issued.

INVESCO Variable Investment Funds - INVESCO Variable Investment Funds.

MFS Fund - MFS Variable Insurance Trust.

Monthly Deduction - the sum of (1) cost of insurance charge, (2) charge for any riders, and (3) monthly expense fee and monthly fee as shown on the Data Page.

Monthly Deduction Date - the same date in each succeeding month as the Date of Issue, except that whenever the Monthly Deduction Date falls on a date other than a Valuation Date, the Monthly Deduction Date will be deemed to be the next Valuation Date. The Date of Issue is the first Monthly Deduction Date.

Net Amount at Risk - your Death Benefit minus your Accumulation Value.

Planned Periodic Premiums - scheduled premiums selected by you.

Satisfactory Proof of Death - submission of the following:

o        certified copy of the death certificate;

o        a claimant statement;

o        the Contract; and

o any other information that we may reasonably require to establish the validity of the claim.

Specified Amount - the minimum Death Benefit under the Contract. The Specified Amount is an amount you select in accordance with Contract requirements.

Surrender Value - the Accumulation Value less Contract Debt and surrender charges.

T. Rowe Price Funds - T. Rowe Price International Series, Inc. and T. Rowe Price Equity Series, Inc., and T. Rowe Price Fixed Income Series, Inc.

Valuation Date - each day the New York Stock Exchange ("NYSE") is open for regular trading except for the day after Thanksgiving and the day after Christmas. Accumulation Values are calculated and redemptions, transfers, and purchases are made only on Valuation Dates.

Valuation Period - the close of business on one Valuation Date to the close of business on another.

                                CONTRACT BENEFITS

                            Purposes of the Contract

The Contract is designed to provide you:

o        life insurance protection,

o Death Benefits which may and Accumulation Value that will vary with performance of your chosen investment options,

o        flexibility in the amount and frequency of premium payments,

o flexibility in the level of life insurance protection, subject to certain limitations, and

o a Guaranteed Coverage Benefit, if you pay the Guaranteed Coverage Premium and meet the other Contract requirements.

                             Death Benefit Proceeds

Death Benefits begin on the Effective Date of the Contract. We will, upon Satisfactory Proof of Death, pay the Death Benefit Proceeds in accordance with the Death Benefit option in effect when the Insured dies. The amount of the Death Benefit will be determined at the end of the Valuation Period in which the Insured dies. Death Benefit Proceeds equal:

o        the Death Benefit; plus

o        additional life insurance proceeds provided by riders; minus

o        Contract Debt; minus

o        unpaid Monthly Deductions.

Subject to the rights of any assignee, we will pay the Death Benefit Proceeds to:

o        the Beneficiary or Beneficiaries, or

o if no Beneficiary survives the Insured, the Insured's estate will receive the proceeds.

The Death Benefit Proceeds may be paid to the Beneficiary in a lump sum or under one or more of the payment options in the Contract. (See "Payment of Contract Benefits," page 18.)

                              Death Benefit Options

We intend the Contract to satisfy the definition of life insurance under the Internal Revenue Code. If it so qualifies, the Death Benefit Proceeds generally should be excludible from the gross income of the recipient. Similarly, you should not be taxed on increases in the Accumulation Value until there is a distribution from the Contract. In order for the Contract to satisfy the definition of life insurance, your Death Benefit must meet a death benefit qualification test provided by federal tax law. This Contract offers two options for the death benefit qualification test: the cash value accumulation test and the guideline premium test. You can choose the death benefit qualification test which best meets your objectives, but you cannot change that choice later. The test you choose will usually depend on the amount of premiums you want to pay. In general, you should choose the cash value accumulation test if you do not want to limit the amount of premiums you can pay into your Contract. The guideline premium test produces higher accumulation values because it keeps costs of issuance down through smaller increases in death benefit and amount of risk.

You choose one of two Death Benefit options in the application. If the Death Benefit option is not elected at time of application, we will deliver the Contract as option A. Until Attained Age 100, the Death Benefit under either option will equal or exceed the current Specified Amount of the Contract. After Attained Age 100, the Death Benefit will be 110% of the Accumulation Value, unless the lifetime Guaranteed Coverage Benefit is in effect. (See Guaranteed Coverage Benefit, page 15.)

Until Attained Age 100, the Death Benefit under either death benefit qualification test is calculated with reference to a corridor percentage table. The corridor percentage table applied will depend upon the death benefit qualification test elected. The corridor percentage table for the guideline premium qualification test is as follows:

                            CORRIDOR PERCENTAGE TABLE
           For the guideline premium death benefit qualification test
------------------------------------------------------------------------------------------------------------------------------------

         Attained          Corridor         Attained          Corridor          Attained         Corridor
         Age               Percentage        Age              Percentage         Age             Percentage

------------------------------------------------------------------------------------------------------------------------------------
         40 or younger     250              54                157               68               117
         41                243              55                150               69               116
         42                236              56                146               70               115
         43                229              57                142               71               113
         44                222              58                138               72               111
         45                215              59                134               73               109
         46                209              60                130               74               107
         47                203              61                128               75 to 90         105
         48                197              62                126               91               104
         49                191              63                124               92               103
         50                185              64                122               93               102
         51                178              65                120               94               101
         52                171              66                119               95 and thereafter101
         53                164              67                118

The corridor percentages for the cash value accumulation qualification test are based upon sex, risk classification, and Specified Amount. Since these percentages are much more complicated, they cannot be expressed in a single table.

Option A. Under Option A with either qualification test, the Death Benefit is the Specified Amount or, if greater, the corridor percentage of Accumulation
Value at the end of the Valuation Period that includes the date of death. The lifetime Guaranteed Coverage Benefit is available on Option A only.

OPTION A EXAMPLE
USING GUIDELINE PREMIUM QUALIFICATION TEST

Assume that the Insured's Attained Age is between 0 and 40. A Contract with a $100,000 Specified Amount will generally pay $100,000 in Death Benefits. However, the Death Benefit will be the greater of $100,000 or 250% of Accumulation Value. Anytime the Accumulation Value exceeds $40,000 the Death Benefit will exceed the $100,000 Specified Amount. Each additional dollar added to Accumulation Value above $40,000 would increase the Death Benefit by $2.50. If the Accumulation Value exceeds $40,000 and increases by $100 because of investment performance or premium payments, the Death Benefit will increase by $250. A Contract with an Accumulation Value of $50,000 will provide a Death Benefit of $125,000 ($50,000 x 250%); an Accumulation Value of $60,000 will provide a Death Benefit of $150,000 ($60,000 x 250%); and, an Accumulation Value of $70,000 will provide a Death Benefit of $175,000 ($70,000 x 250%).

Similarly, so long as Accumulation Value exceeds $40,000, each dollar decrease in Accumulation Value will reduce the Death Benefit by $2.50. If, for example, the Accumulation Value is reduced from $45,000 to $40,000 because of partial surrenders, charges, or negative investment performance, the Death Benefit will be reduced from $112,500 to $100,000.

OPTION A EXAMPLE
USING THE CASH VALUE ACCUMULATION QUALIFICATION TEST

Assume that the Insured is a male non-smoker, age 35, and the Contract does not include any riders. The applicable corridor percentage is 494%. A Contract with a $100,000 Specified Amount will generally pay $100,000 in Death Benefits. However, the Death Benefit will be the greater of $100,000 or 494% of Accumulation Value. Anytime the Accumulation Value exceeds $20,243 the Death Benefit will exceed the $100,000 Specified Amount. Each additional dollar added to Accumulation Value above $20,243 would increase the Death Benefit by $4.94. If the Accumulation Value exceeds $20,243 and increases by $100 because of investment performance or premium payments, the Death Benefit will increase by $494. A Contract with an Accumulation Value of $50,000 will provide a Death Benefit of $247,000 ($50,000 x 494%); an Accumulation Value of $60,000 will provide a Death Benefit of $296,400 ($60,000 x 494%); and, an Accumulation Value of $70,000 will provide a Death Benefit of $345,000 ($70,000 x 494%).

Similarly, so long as Accumulation Value exceeds $20,243, each dollar decrease in Accumulation Value will reduce the Death Benefit by $4.94. If, for example, the Accumulation Value is reduced from $25,000 to $20,243 because of partial surrenders, charges, or negative investment performance, the Death Benefit will be reduced from $123,500 to $100,000.

Option B. Under Option B the Death Benefit with the guideline premium test is the Specified Amount plus the Accumulation Value or, if greater, the applicable corridor percentage of the Accumulation Value at the end of the Valuation Period that includes the Insured's date of death.

OPTION B EXAMPLE
USING GUIDELINE PREMIUM QUALIFICATION TEST

Assume that the Insured is age 40 or younger. A Contract with a Specified Amount of $100,000 will generally provide a Death Benefit of $100,000 plus Accumulation Value. For example, a Contract with Accumulation Value of $5,000, the Death Benefit will be $105,000 ($100,000 + $5,000); for an Accumulation Value of $10,000, the Death Benefit will be $110,000 ($100,000 + $10,000). The Death
Benefit, however, must be at least 250% of Accumulation Value. Consequently, if the Accumulation Value exceeds approximately $66,668, the Death Benefit will be greater than the Specified Amount plus Accumulation Value. Each additional dollar of Accumulation Value above $66,668 will increase the Death Benefit by $2.50. If the Accumulation Value exceeds $66,668 and increases by $100 because of investment performance or premium payments, the Death Benefit will increase by $250. For a Contract with Accumulation Value of $40,000, the Death Benefit will be $140,000 (Specified Amount $100,000 plus $40,000 Accumulation Value); for an Accumulation Value of $50,000, the Death Benefit will be $150,000 ($100,000 plus $50,000); and for an Accumulation Value of $70,000, the Death Benefit will be $175,000 ($70,000 x 250% is greater than $100,000 plus $70,000).

Similarly, any time Accumulation Value exceeds $66,668, each dollar taken out of Accumulation Value will reduce the Death Benefit by $2.50. If, for example, the Accumulation Value is reduced from $80,000 to $70,000 because of partial surrenders, charges, or negative investment performance, the Death Benefit will be reduced from $200,000 to $175,000. If at any time, however, the Accumulation Value multiplied by the applicable corridor percentage is less than the Specified Amount plus the Accumulation Value, the Death Benefit will be the Specified Amount plus the Accumulation Value.

OPTION B EXAMPLE
USING THE CASH VALUE ACCUMULATION QUALIFICATION TEST

Assume that the Insured is a male, non-smoker and is age 35. A Contract with a Specified Amount of $100,000 will generally provide a Death Benefit of $100,000 plus Accumulation Value. For example, a Contract with Accumulation Value of $5,000, the Death Benefit will be $105,000 ($100,000 + $5,000); for an
Accumulation Value of $10,000, the Death Benefit will be $110,000 ($100,000 + $10,000). The Death Benefit, however, must be at least 494% of Accumulation Value. Consequently, if the Accumulation Value exceeds approximately $25,381, the Death Benefit will be greater than the Specified Amount plus Accumulation Value. Each additional dollar of Accumulation Value above $25,381 will increase the Death Benefit by $4.94. If the Accumulation Value exceeds $25,381 and increases by $100 because of investment performance or premium payments, the Death Benefit will increase by $494. For a Contract with Accumulation Value of $10,000, the Death Benefit will be $110,000 (Specified Amount $100,000 plus $10,000 Accumulation Value); for an Accumulation Value of $20,000, the Death Benefit will be $120,000 ($100,000 plus $20,000); and for an Accumulation Value of $50,000, the Death Benefit will be $247,000 ($50,000 x 494% is greater than $100,000 plus $50,000).

Similarly, any time Accumulation Value exceeds $25,381, each dollar taken out of Accumulation Value will reduce the Death Benefit by $4.94. If, for example, the Accumulation Value is reduced from $80,000 to $70,000 because of partial surrenders, charges, or negative investment performance, the Death Benefit will be reduced from $395,200 to $345,800. If at any time, however, the Accumulation Value multiplied by the applicable corridor percentage is less than the Specified Amount plus the Accumulation Value, the Death Benefit will be the Specified Amount plus the Accumulation Value.

If you want favorable investment performance to:

increase your Death Benefit, you should:

o choose Option A if your Accumulation Value times corridor percentage is greater than your Specified Amount, or

o        choose Option B if:

1) your Accumulation Value times corridor percentage is less than your Specified Amount, or

2) your Accumulation Value times corridor percentage is greater than your Specified Amount plus Accumulation Value keep your cost of insurance charges to a minimum, you should:

o choose Option A if your Accumulation Value times corridor percentage is less than your Specified Amount, or

o choose Option B if your Accumulation Value times corridor percentage is greater than your Specified Amount.

The guideline premium test restricts the amount and timing of premium payments. The cash value accumulation test does not restrict the amount and timing of premium payments. However, regardless of the test you elect, any premium payment that increases the Net Amount of Risk can require additional underwriting at our discretion.

The corridor for the cash value accumulation test generates a higher Death Benefit than the guideline premium test. The cash value accumulation test can maximize the Death Benefit. The guideline premium test will produce higher Accumulation Values for the same premium as the cash value accumulation test while the Death Benefit is in the corridor.

Change in Death Benefit Option. You may change the Death Benefit option at any time by sending us a written request. The effective date of a change will be the Monthly Deduction Date on or following the date, we receive the written request. A change may have Federal Tax consequences. (See "Federal Income Tax Considerations," page 41.)

If you change from Option A to Option B, the Specified Amount will equal the Specified Amount before the change minus the Accumulation Value on the effective date of the change. If you change from Option B to Option A, the Specified Amount after the change will equal the Death Benefit under Option B on the effective date of change. You cannot change your Death Benefit option if the Specified Amount remaining in force after the change would be less than the minimum Specified Amount of $100,000.

An increase in Specified Amount due to a Death Benefit option change will increase the Monthly Deduction and the Guaranteed Coverage Premium. A surrender charge may apply to a change in Death Benefit option. (See "Surrender Charge," page 29.)

A change in the Death Benefit option may affect subsequent cost of insurance charges, which vary with our Net Amount at Risk. In addition, a change may affect subsequent monthly fees. Changing the Death Benefit option will cause the lifetime Guaranteed Coverage Benefit to terminate. (See "Charges and Deductions," page 28, and "Guaranteed Coverage Benefit", page 15.)

Change in Specified Amount. Subject to certain limitations, you may increase or decrease the Specified Amount at any time. A change in Specified Amount may affect the cost of insurance rate and our Net Amount at Risk, both of which may affect your cost of insurance charge and have Federal Tax consequences. (See "Cost of Insurance," page 28 and "Federal Income Tax Considerations," page 41)

The Specified Amount after a decrease may not be less than the minimum Specified Amount of $100,000 (see "Change in Death Benefit Option," page 13).

If following the decrease in Specified Amount, the Contract would not comply with the maximum premium limitations required by federal tax law, the decrease may be limited or a portion of Accumulation Value may be returned to you at your election, to the extent necessary to meet these requirements. If you have elected the cash value accumulation qualification test, the premium limitations do not apply. A decrease in the Specified Amount will be applied first against increases in Specified Amount in order of the more recent increase first and finally against the initial Specified Amount.

If your Specified Amount decreases, we will deduct a surrender charge from the Accumulation Value. Such deduction will equal the sum of surrender charges computed separately for each portion of Specified Amount reduced in the above order. The surrender charge, for each reduction is a pro rata portion of any surrender charge applicable to a full surrender of the related increase or initial Specified Amount. You cannot decrease the Specified Amount after Insured's Attained Age 100. A decrease in Specified Amount will take effect on the Monthly Deduction Date, which coincides with or next follows the date we receive, your written request.

If you want to increase the Specified Amount, you must submit a written supplemental application and provide evidence of insurability. You may have a different underwriting risk classification for the initial Specified Amount and each increase in Specified Amount. (See "Charges from Accumulation Value", page 28.) An additional premium may be required. (See "Premiums Upon Increase in Specified Amount," page 26.) The minimum amount of any increase is $5,000. You cannot increase the Specified Amount if the Insured's Attained Age is over 85. An increase in the Specified Amount will increase certain charges. Those charges will be deducted from the Accumulation Value on each Monthly Deduction Date. An increase in the Specified Amount may also increase surrender charges. An increase in the Specified Amount during the time the Guaranteed Coverage Benefit provision is in effect will increase the Guaranteed Coverage Premium requirement. (See "Charges and Deductions," page 28.)

You have a "free look period" for each increase in Specified Amount. The free look period will apply only to the increase in Specified Amount. (See "Refund Privilege," page 23.)

Methods of Affecting Insurance Protection. Your "pure insurance protection" will be the difference between your Death Benefit and your Accumulation Value. You may increase or decrease the pure insurance protection provided by the Contract, as your insurance needs change. You can change the pure insurance protection by increasing or decreasing the Specified Amount, changing the level of premium payments, or making a partial surrender of the Contract. Some of these changes may have federal tax consequences. Although the consequences of each change will depend upon individual circumstances, they can be summarized as follows:

o A decrease in Specified Amount will, subject to the applicable corridor percentage limitations, decrease insurance protection, and cost of insurance charges.

o An increase in Specified Amount may increase pure insurance protection, depending on the amount of Accumulation Value and the corridor percentage limitation. If insurance protection is increased, the Contract charges generally increase as well.

o If Option A is in effect, increased premium payments may reduce pure insurance protection, until the corridor percentage of Accumulation Value exceeds the Specified Amount. Increased premiums should also increase the Accumulation Value available to keep the Contract in force.

o If Option A is in effect, reduced premium payments generally will increase the amount of pure insurance protection, depending on the corridor percentage limitations. Reducing premium payments may also result in a reduced amount of Accumulation Value and increase the possibility that the Contract will lapse.

o A partial surrender will reduce the Death Benefit. However, a partial surrender only affects the amount of pure insurance protection if the percentage from the Corridor Percentage Table is applicable in determining the Death Benefit. Otherwise, the decrease in Death Benefit is offset by the amount of Accumulation Value withdrawn. The primary use of a partial surrender is to withdraw Accumulation Value.

                           Guaranteed Coverage Benefit

We will keep the Contract in effect under the Guaranteed Coverage Benefit so long as the premiums paid in advance during such period are at least:

o the sum of Guaranteed Coverage Premium for each month from the start of the period, including the current month, plus

o        partial surrenders and Contract Debt.

Generally the Guaranteed Coverage Benefit is ten Contract Years. However, for an additional monthly fee, the Guaranteed Coverage Benefit can be extended to twenty-five Contract Years or to Attained Age 100. An increase in Specified Amount does not start a new Guaranteed Coverage Benefit period, but does increase Guaranteed Coverage Premium.

When a Guaranteed Coverage Premium is not paid when due the Guaranteed Coverage Benefit provision is terminated.

                            Duration of the Contract

The Contract will remain in force so long as the Surrender Value is sufficient to pay the Monthly Deduction. The tax consequences associated with continuing the Contract beyond age 100 are unclear and a tax advisor should be consulted. Where, however, the Surrender Value is insufficient to pay the Monthly Deduction and the grace period expires without an adequate payment, the Contract will lapse and terminate without value. (See "Grace Period and Reinstatement," page 26.)

                               Accumulation Value

Determination of Accumulation Value. On each Valuation Date, Accumulation Value is determined as follows:

o the aggregate of the value in each subaccount, determined by multiplying a subaccount's unit value by the number of units in the subaccount; plus

o        the value in the Fixed Account; plus

o        premiums (less premium taxes), plus

o        Accumulation Value securing Contract Debt; less

o        partial surrenders, and related charges, processed on that Valuation
Date; less

o        any Monthly Deduction processed on that Valuation Date; less

o        any federal or state income taxes.

The number of subaccount units allocated to the Contract is determined after any transfers among subaccounts, or the Fixed Account (and deduction of transfer charges), but before any other transactions on the Valuation Date.

Determination of Unit Value. The unit value of each subaccount is equal to:

o the per share net asset value of the corresponding Eligible Portfolio on the Valuation Date, multiplied by

o the number of shares held by the subaccount, after the purchase or redemption of any shares on that date, minus

o        the Daily Asset Charge, and divided by

o the total number of units held in the subaccount on the Valuation Date, after any transfers among subaccounts, or the Fixed Account (and deduction of transfer charges), but before any other transactions.

                          Payment of Contract Benefits

Death Benefit Proceeds will usually be paid within seven days after we receive Satisfactory Proof of Death. Loans and surrenders will ordinarily be paid within seven days after receipt of your written request. We may defer payment of any surrender, refund or loan until a premium payment made by check clears the banking system. Payments may also be postponed in certain other circumstances. (See "Postponement of Payments," page 47.) You can decide how benefits will be paid. During the Insured's lifetime, you may arrange for the Death Benefit Proceeds to be paid in a lump sum or under one or more of the optional methods of payment described below. These choices are also available if the Contract is surrendered. When Death Benefit Proceeds are payable in a lump sum and no election of an optional payment method is in force at the death of the Insured, the Beneficiary may select one or more of the optional payment methods. If you or the Beneficiary does not elect one of these options, we will pay the benefits in a lump sum.

An election or change of method of payment must be in writing. A change in Beneficiary revokes any previous election. Further, if the Contract is assigned, any amount due to the assignee will be paid first in a lump sum. The balance, if any, may be applied under any payment option. Once payments have begun, the payment option may not be changed.

Optional Methods of Payment. In addition to a lump sum payment of benefits under the Contract, any proceeds to be paid under the Contract may be paid in any of the following four methods:

o Option 1. Equal Installments for a Fixed Number of Years. Installments will include interest at the effective rate of 2.5%
         per year or at a higher rate, at our option.

o Option 2. Installments for Life with the Option to Choose a Period Certain. The fixed period may be 10 or 20 years.

o Option 3. Equal Installments of a Fixed Amount Payable Annually, Semi-annually, Quarterly, or Monthly. The sum of the installments paid in one year must be at least $40 for each $1,000 of proceeds. Installments will be paid until the total of the following amount is exhausted: (1) the net sum payable; plus (2) interest at the effective rate of 2.5% per year; plus (3) any additional interest that we may elect to pay. The final installment will be the balance of the proceeds payable plus interest.

o Option 4. Interest Only. We will hold the proceeds and pay interest at the effective rate of 2.5% per year or at a higher rate, at our option. On interest due dates, the payee may withdraw an amount of at least $100 from the amount held.

Any amount left with us for payment under a settlement option will be transferred to our General Account and will not be affected by the investment performance associated with the separate account. We may make other options available in the future.

When proceeds become payable in accordance with a settlement option, the Contract will be exchanged for a supplementary Contract specifying all rights and benefits. The effective date will be the date of the Insured's death or other termination of the Contract.

Amounts under the supplemental contact remaining payable after the Beneficiary's death will be paid to the estate of the Beneficiary or in any other manner provided for in the supplementary Contract or as otherwise provided under applicable law.

General Provisions for Settlement Options. If the amount held falls below $2,000, we will pay the entire amount held to the payee. The first installment under Option 1, 2 or 3 will be paid the date the proceeds are available. With our consent, the first installment may be postponed for up to ten years. If payment is postponed, the proceeds will accumulate with compound interest at the effective rate of 2.5% per year.

To avoid paying installments of less than $20 each, we will:

o        change the installments to a quarterly, semi-annual or annual basis;
and/or

o        reduce the number of installments.

If you elect an option, you may restrict the Beneficiary's right to assign, encumber, or obtain the discounted present value of any unpaid amount.

Except as permitted by law, unpaid amounts are not subject to claims of a Beneficiary's creditors.

At our option, a Beneficiary may be permitted to receive the discounted present value of installments, except under option 2. If the payee dies, under Option 1 or 2 we will pay the discounted present value of any unpaid fixed-period installments to the payee's estate except Option 2 lifetime. Under Option 3 or 4, we will pay any balance to the payee's estate. The discounted present value of any remaining payments is calculated using a discount rate equal to the effective interest rate used to compute the benefit plus 1%. With our consent, the option elected may provide for payment in another manner.

Limitations. You must obtain our consent to have an option under which proceeds are payable to:

o        joint or successive payees, or

o        other than a natural person.

                                 CONTRACT RIGHTS

                                  Loan Benefits

Loan Privileges. You can borrow money from us using your Contract as security for the loan. The minimum loan amount is $100. Except as otherwise required by applicable state law or regulation:

o during the first three Contract Years, you cannot borrow more than 75% of the Surrender Value, as calculated at the end of the Valuation Period during which your loan request is received

o after the first three Contract Years, you can borrow up to 90% of the Surrender Value, as calculated at the end of the Valuation Period during which your loan request is received

Preferred loans accrue interest at a lower rate. We determine whether a loan is preferred at the time the loan is made.

The amount available for a preferred loan is equal to the lesser of:

o        the above-mentioned loan limits, or

o the Accumulation Value less Contract Debt and less premiums paid (adjusted by partial surrenders).

The loan may be repaid in whole or in part during the Insured's lifetime. Each loan repayment must be at least $10 or the full amount of Contract Debt, if less. Loans generally are funded within seven days after receipt of a written request. (See "Postponement of Payments," page 47.) Loans may have tax consequences. (See "Federal Income Tax Considerations," page 41.)

Interest. Loans will accrue interest on a daily basis at a rate of 4.0% per year, 3.0% on preferred loans. Interest is due and payable on each Contract anniversary date or when a loan payment is made if earlier. If unpaid, interest will be added to the amount of the loan and bear interest at the same rate.

Amounts held to secure loans earn interest at the annual rate of 3.0% credited on the Contract anniversary. We will allocate interest to the subaccounts and the Fixed Account on each Contract anniversary in the same proportion that premiums are being allocated to those subaccounts and the Fixed Account at that time.

Effect of Loans. When a loan is made, we transfer Accumulation Value equal to the loan amount from the separate account and the Fixed Account to our General Account as security for the Contract Debt. The Accumulation Value transferred will be deducted from the subaccounts and the Fixed Account in accordance with your instructions. The minimum amount that can remain in a subaccount or the Fixed Account because of a loan is $100. If you do not provide allocation instructions, the Accumulation Value transferred will be allocated among the subaccounts and the Fixed Account pro-rata. If allocation instructions conflict with the $100 minimum described above, we may allocate the Accumulation Value transferred among the subaccounts, and the Fixed Account pro-rata. We will also transfer Accumulation Value from the subaccounts and the Fixed Account to the General Account to secure unpaid loan interest. We will allocate this transfer among the subaccounts and the Fixed Account as described above. We will not impose a charge for these transfers. A loan may have tax consequences. (See "Federal Income Tax Considerations," page 41.)

A loan may permanently affect the Accumulation Value, even if repaid. The effect could be favorable or unfavorable depending on whether the investment performance of the subacccount(s)/Fixed Account chosen by you is greater or less than the interest rate credited to the Accumulation Value held in the General Account to secure the loan. In comparison to a Contract under which no loan was made, the Accumulation Value will be lower if the General Account interest rate is less than the investment performance of the subaccount(s)/Fixed Account, and greater if the General Account interest rate is higher than the investment performance of the subaccount(s)/Fixed Account. Since your Death Benefit may be affected by Accumulation Value, a loan may also affect the amount of the Death Benefit, even if repaid.

Contract Debt. Contract Debt reduces Death Benefit Proceeds and Surrender Value. If the Contract Debt exceeds the Accumulation Value less any surrender charge, you must pay the excess or your Contract will lapse. We will notify you of the amount that must be paid.
(See "Grace Period and Reinstatement," page 26.)

Repayment of Contract Debt. If we receive payments while a loan is outstanding, those payments are treated as additional premiums, unless you request otherwise. As Contract Debt is repaid, we will transfer Accumulation Value equal to the loan amount repaid from the General Account to the subaccounts and the Fixed Account. We will allocate the transfers among the subaccounts and the Fixed Account in the same proportion that premiums are being allocated at the time of repayment. We will make the allocation at the end of the Valuation Period during which the repayment is received. If you do not repay the Contract Debt, we will deduct the amount of the Contract Debt from any amount payable under the Contract.

                                   Surrenders

During the life of the Insured, you can surrender the Contract in whole or in part by sending us a written request. The maximum amount available for surrender is the Surrender Value at the end of the Valuation Period during which the surrender request is received at our Home Office. Surrenders will generally be paid within seven days of receipt of the written request. (See "Postponement of Payments," page 47.) Any proceeds payable upon full surrender shall be paid in one sum unless an optional method of payment is elected. (See "Payment of Contracts Benefits," page 18.) Surrenders may have tax consequences. (See "Federal Income Tax Considerations," page 41.)

Full Surrenders. If the Contract is being fully surrendered, you must return the Contract to us with your request. Coverage under the Contract will terminate as of the date of a full surrender.

Partial Surrenders. The amount of a partial surrender may not exceed the Surrender Value at the end of the Valuation Period during which the request is received less an amount sufficient to cover Monthly Deductions for three months. The minimum partial surrender is $100.

The Accumulation Value will be reduced by the amount of partial surrender and any applicable partial surrender charge. (See "Partial Surrender Charge," page 30.) This amount will be deducted from the Accumulation Value at the end of the Valuation Period during which the request is received. The deduction will be allocated to the subaccounts and the Fixed Account according to your instructions, if the minimum amount remaining in a subaccount as a result of the allocation is $100. If you do not provide allocation instructions or if your allocation instructions conflict with the $100 minimum described above, we will allocate the partial surrender among the subaccounts and the Fixed Account pro-rata.

Partial surrenders reduce the Death Benefit by the amount the Accumulation Value is reduced. If Option A is in effect, the Specified Amount will be reduced by the amount of the partial surrender. Where increases in Specified Amount occurred, a partial surrender will reduce the increases in order of the more recent increase first and finally the initial Specified Amount. Thus, partial surrenders may affect the cost of insurance charge and the Net Amount at Risk. (See "Cost of Insurance," page 28; "Methods of Affecting Insurance Protection," page 15.) If Option B is in effect, the Specified Amount will not change, but the Accumulation Value will be reduced.

The Specified Amount remaining in force after a partial surrender may not be less than the minimum Specified Amount of $100,000. (See "Change in Death Benefit Option," page 13.)

The amount of any partial surrender will generally be paid within seven (7) days after receipt of your written request. (See "Postponement of Payments," page 47.)

                                    Transfers

You can transfer Accumulation Value among the subaccounts or from the subaccounts to the Fixed Account as often as you like. You can make transfers in person, by mail, or, if a telephone transfer authorization form is on file, by telephone. The minimum transfer from a subaccount is $250, or the balance of the subaccount, if less. The minimum that may remain in a subaccount after a transfer is $100. We will make transfers and determine all values concerning transfers on the later of the end of the Valuation Period which includes the requested transfer date or during which the transfer request is received. Accumulation Value on the date of a transfer will not be affected except to the extent of the transfer charge, if applicable. The first twelve transfers in a Contract Year will be free. We will charge $10 for each additional transfer. Such charge will be deducted from the amount transferred. (See "Transfer Charge," page 30.) Transfers resulting from loans, the dollar cost averaging program or the rebalancing program will not be subject to a transfer charge or be counted for purposes of determining the number of free transfers.

During the thirty-day period beginning on the Contract anniversary, you may make one transfer from the Fixed Account to the subaccounts. This transfer is free. The amount you can transfer from the Fixed Account to the subaccounts is the greater of:

o        twenty-five percent of the amount in the Fixed Account, or

o        $1,000.

If we receive a request to transfer funds out of the Fixed Account before the Contract anniversary, the transfer will be made at the end of the Valuation Period during which the Contract anniversary occurs. If we receive a proper transfer request within 30 days after the Contract anniversary, the transfer will be made as of the end of the Valuation Period in which we received the transfer request.

The Contracts are first and foremost life insurance policies, designed for retirement or other long-term financial planning, and are not designed for or appropriate for market timers or other persons that use programmed, large, or frequent transfers. The use of such transfers can be disruptive to an underlying portfolio and harmful to other policy owners invested in the portfolio. We therefore reserve the right to reject any transfer request (or premium payment) from any person if, in our judgment, an underlying portfolio or other policy owners would potentially be adversely affected or if an underlying portfolio objects to or would reject our transaction order. We may impose severe restrictions on transfers or even prohibit them for particular policy owners who, in our view, have abused or appear likely to abuse the transfer privilege.

We will employ reasonable procedures to confirm that the transfer instructions communicated by telephone are genuine. These procedures may require some form of personal identification before acting, providing you written confirmation of the transaction, or making a tape recording of the telephoned instructions.

                                Refund Privilege

Under state law, you have a free look period in which to examine a Contract and return it for a refund. The length of the free look period varies among different states, but generally runs for 10 days after your receipt of the Contract. If the Contract is canceled during the free look period, you will receive a refund equal to premiums paid adjusted by investment gains during the 15-day period such premiums have been allocated to the American National Money Market Portfolio. (See "Allocation of Premiums," page 26.) A free look period also applies to any increase in Specified Amount. If you cancel the increase, you will receive the amount of premiums paid attributable to such increase in Specified Amount adjusted by investment gains or losses.

To cancel the Contract, you should mail or deliver the Contract to our Home Office or to the office of one of our agents. We may delay paying a refund of premiums paid by check until the check has cleared your bank. (See "Postponement of Payments," page 47.)

                              Dollar Cost Averaging

Under the dollar cost averaging program, you can instruct us to automatically transfer, on a periodic basis, a predetermined amount or percentage from any one subaccount or Fixed Account, to any subaccount(s) or Fixed Account. The automatic transfers from the subaccounts can occur monthly, quarterly, semi-annually, or annually. Transfers from the Fixed Account can only occur semi-annually or annually. The amount transferred each time must be at least $1,000. The minimum transfer to each subaccount must be at least $100. At the time the program begins, you must have at least $10,000 Accumulation Value. Transfers under dollar cost averaging will be made, and values resulting from the transfers determined, at the end of the Valuation Period that includes the transfer date designated in your instructions.

Using dollar cost averaging, you purchase more units when the unit value is low, and fewer units when the unit value is high. There is no guarantee that the dollar cost averaging program will result in higher Accumulation Value or otherwise be successful.

You can specify that only a certain number of transfers will be made, in which case the program will terminate when that number of transfers has been made. In addition, the program will terminate if Accumulation Value is less than $5,000 on a transfer date.

If you participate in the fixed account dollar cost averaging program, you may designate an amount to be held in one of the dollar cost averaging fixed account options until it is transferred to the subaccounts or the Fixed Account as selected by you. The two options you must select from are a six-month or a twelve-month dollar cost averaging period. When you make an allocation to one of the dollar cost averaging fixed accounts for this purpose, we will set an interest rate applicable to that amount. We will then credit interest at that rate to that amount until it has been entirely transferred to your chosen subaccounts or the Fixed Account. Consistent with the option selected by you, we will complete the transfers within either six or twelve months of the allocation date, which will be the Date of Issue. In our discretion, we may change the rate that we set for new allocations to the dollar cost averaging fixed accounts. We will never, however, set a rate less than an effective annual rate of 3%. The program is available only for initial premium payment received on or after the Date of Issue. The minimum premium payment to participate in the program is $10,000.

You can increase or decrease the amount of transfers or discontinue the program by sending us written notice or, if a telephone transfer authorization form is on file, notifying us by phone. There is no charge for this program and transfers made pursuant to this program will not be counted in determining the number of free transfers.

                                   Rebalancing

Because the subaccounts and the Fixed Account may have different investment results, your Accumulation Value may not stay in the same percentages as your initial allocation instructions. At your request, we will rebalance your Accumulation Value by allocating premiums and transferring Accumulation Value to ensure conformity with your allocation instructions. We will rebalance your allocation on a calendar quarter, semi-annual or annual basis according to your instructions. We will rebalance, and determine any values resulting from the rebalancing, at the end of the Valuation Period that includes the rebalancing date in your request. There is no charge for this program and transfers made pursuant to this program will not be counted in determining the number of free transfers. At the time the program begins, you must have at least $10,000 of Accumulation Value. If the Accumulation Value is less than $5,000 on a rebalancing date, the program will be discontinued.

You can request participation in the rebalancing program at any time. You can discontinue the program by sending us written notice or, if a telephone transfer authorization form is on file, by calling by telephone.

                       PAYMENT AND ALLOCATION OF PREMIUMS

                             Issuance of a Contract

If you want to purchase a Contract, you must complete an application and submit it to our Home Office. We will only issue a Contract to individuals 85 years of age or less on their last birthday who supply satisfactory evidence of insurability. Acceptance is subject to our underwriting rules.

The Date of Issue is used to determine Contract anniversary dates, Contract Years, and Contract months.

                                    Premiums

You must pay the initial premium for the Contract to be in force. The initial premium must be at least 1/2 of the first year Guaranteed Coverage Premium. The initial premium and all other premiums are payable at our Home Office. Subject to certain limitations, you have flexibility in determining the frequency and amount of premiums since the Planned Periodic Premium schedule is not binding on you.

                               Premium Flexibility

You may make unscheduled premium payments at any time in any amount, subject to the premium limitations described herein.

Planned Periodic Premiums. At the time the Contract is issued, you can determine a Planned Periodic Premium schedule. The amounts and frequency of the Planned Periodic Premiums will be shown on the Data Page. During the Guaranteed Coverage Benefit period, the Planned Periodic Premium must be at least the Guaranteed Coverage Premium. You are not required to pay premiums in accordance with this schedule.

You can change the frequency and amount of Planned Periodic Premiums by sending a written request to our Home Office. We may limit any increase in premium to comply with applicable federal tax law. We will send premium payment notices annually, semi-annually, quarterly or monthly depending upon the frequency of the Planned Periodic Premiums. Payment of the Planned Periodic Premiums does not guarantee that the Contract will remain in force unless the Guaranteed Coverage Benefit provision is in effect.

Premium Limitations. Total premiums paid cannot exceed the current maximum premium limitations established by the guideline premium qualification test. If a premium is paid which would cause total premiums to exceed such maximum premium limitations, we will only accept that portion of the premium equal to the maximum. We will return any part of the premium in excess of that amount or apply it as otherwise agreed. No further premiums will be accepted until permitted under the laws prescribing maximum premium limitations.

We may refuse to accept a premium or require additional evidence of insurability if the premium would increase Net Amount at Risk. We may also establish a minimum acceptable premium amount.

Premiums Upon Increase in Specified Amount. If you request an increase in the Specified Amount, we will notify you if any additional premium is required. Whether additional premium will be required will depend upon

o        the Accumulation Value of the Contract at the time of the increase, and

o        the amount of the increase you request.

                  Allocation of Premiums and Accumulation Value

Allocation of Premiums. Premiums are allocated according to your instructions. The minimum percentage or premium that you may allocate to any one subaccount or to the Fixed Account is the greater of 10% or $20. You can change the allocation without charge by providing proper notification to our Home Office. Your notice must include the Contract number to which the instructions apply. Your revised allocation instructions will apply to premiums received by us on or after the date proper notification is received.

Accumulation Value. The value of subaccounts will vary with the investment performance of these subaccounts and you bear the risk that those investments might actually lose money. The performance of these investments affects the Accumulation Value and may affect the Death Benefit as well.

                         Grace Period and Reinstatement

Grace Period. If the Surrender Value is insufficient to pay the Monthly Deduction, you have a grace period of sixty-one days to pay an additional premium. The grace period begins on the date Surrender Value is insufficient to cover the Monthly Deduction. At the beginning of the grace period, we will mail you notice to your last known address we have on file advising you of the necessary additional premium. If you do not pay the additional premium during the grace period, the Contract will terminate. If the Contract terminates and is not reinstated as described below, the Contract will have no Accumulation Value, Surrender Value or Death Benefits. If the Insured dies during the grace period, any overdue Monthly Deductions and Contract Debt will be deducted from the Death Benefit Proceeds. No loans, partial surrenders or transfers are permitted during the Grace Period.

Reinstatement. A Contract may be reinstated any time within five years after termination. A Contract cannot be reinstated if it was surrendered. Reinstatement will be effected based on the Insured's underwriting classification at the time of the reinstatement.

Reinstatement is subject to the following:

o        evidence of insurability satisfactory to us;

o        reinstatement or repayment of Contract Debt;

o        payment of Monthly Deductions not collected during the grace period;

o payment of the premium sufficient to pay the Monthly Deduction for three months after the date of reinstatement.

Reinstatement will be effected based on the Insured's underwriting classification at the time of the reinstatement.

The original Date of Issue, and the Effective Dates of increases in Specified Amount (if applicable), will be used for purposes of calculating Monthly Deductions and the surrender charge. If any Contract Debt was reinstated, the amount of the debt will be held in our General Account. During the lapse period, Contract Debt will accrue interest at a rate of 6%. Accumulation Value will then be calculated as described under "Accumulation Value" on page 15. The Effective Date of reinstatement will be the first Monthly Deduction Date on or next following the date we approve the application for reinstatement.

                             CHARGES AND DEDUCTIONS

                                 Premium Charges

A premium charge of 6% will be deducted from any premium payment before allocating such premiums among the subaccounts and the Fixed Account. After the first ten Contract Years, the premium charge is 4%, and will be deducted from any premium received. We reserve the right to change the premium charge. We can change the premium charge only once each Contract Year. The premium charge will never exceed 6%.

                         Charges from Accumulation Value

Certain Monthly Deductions and Daily Asset Charges will reduce the Accumulation Value as follows:

On each Monthly Deduction Date by:

o Cost of Insurance Charge. Because the cost of insurance depends upon several variables, the cost can vary from month to month. We will determine the monthly cost of insurance charges by multiplying the applicable cost of insurance rate by the Net Amount at Risk, as of the Monthly Deduction Date, for each Contract month.

The monthly cost of insurance rate is based on the Insured's sex, Attained Age, Specified Amount, and underwriting risk class. The rate may vary if the Insured is a nicotine user or nicotine non-user, if the Insured is in a preferred or standard risk classification, or if the Insured is in a substandard risk classification and rated with a tabular extra rating.

For the initial Specified Amount, the cost of insurance rate will not exceed those in the schedule of monthly guaranteed maximum cost of insurance rates shown on the Data Page. These guaranteed rates are based on the Insured's age last birthday. The current rates range between 28% and 65% of the guaranteed rates. Any change in the current cost of insurance rates will apply to all persons of the same age, sex, risk class and Specified Amount.

Guaranteed maximum cost of insurance rates are calculated based on the 1980 Commissioners Standard Ordinary (CSO) Smoker or Nonsmoker Mortality Tables (Age Last Birthday).

The underwriting risk class for the initial Specified Amount and the Specified Amount for any increase may be different. Consequently, the cost of insurance rate for the initial Specified Amount and each increase in Specified Amount may be different. Decreases will also be reflected in the cost of insurance rate. (See "Change in Specified Amount," page 14.)

The actual charges made during the Contract Year will be shown in the annual report delivered to you.

Guaranteed maximum cost of insurance rates for Policies issued on a non-sex distinct basis are calculated based on the 1980 CSO-SB and the 1980 CSO-NB Mortality Tables (Age Last Birthday) for issue or increase ages 15 and above. For ages 0-14, the 1980 CSO-B Mortality Table (Age Last Birthday) was used through attained age 14 and the 1980 CSO-NB Mortality Table (Age Last Birthday) for attained ages 15 and above.

The rate class of an Insured may affect the cost of insurance rate. We currently place insureds into a preferred rate class, standard rate class, or substandard rate class that involves a higher mortality risk. In an otherwise identical Contract, an Insured in the standard rate class will typically have a lower cost of insurance than an Insured in a substandard rate class. Similarly, in an otherwise identical Contract, an Insured in a preferred rate class typically has a lower cost of insurance than one in a standard class. If a Contract is rated at issue with a tabular extra rating, the guaranteed rate is generally a multiple of the guaranteed rate for a standard issue.

Insureds may also be assigned a flat extra rating to reflect certain additional risks. The flat extra rating will increase the total Monthly Deduction.

o        Charge for the Cost of any Riders.

o        Monthly Expense Fee. The monthly expense fee is $7.50.

o Monthly Fee. The monthly fee, which will vary by Age at Issue and risk class, will be a maximum of $7.50 plus $.4167 per $1,000 of Specified Amount. The monthly fee is determined when the Contract is issued.

The Monthly Deduction is the sum of the cost of insurance charge, applicable charge for any riders, monthly expense fee, and the monthly fee. The Monthly Deduction compensates us for providing the insurance benefits and administering the Contract. We deduct the Monthly Deduction as of the Date of Issue and on each Monthly Deduction Date thereafter. We will allocate the deduction among the subaccounts and the Fixed Account pro-rata. The cost of insurance, monthly expense fee, and the monthly fee are described in more detail below. Because portions of the Monthly Deduction, such as the cost of insurance, can vary from month to month, the Monthly Deduction itself may vary in amount from month to month.

On each Valuation Date, by a Daily Asset Charge not to exceed 0.70% annually of the average daily Accumulation Value in each subaccount. Currently, the Daily Asset Charge is 0.70% for the first fifteen Contract Years. Thereafter, the Daily Asset Charge is 0.35%, but we reserve the right to increase such Daily Asset Charge, not to exceed 0.70% annually.

This charge is to compensate us for mortality and expense risks. The mortality risk is that the Insured may live for a shorter time than we assumed. If so, we will have to pay Death Benefits greater than we estimated. The expense risk is that expenses incurred in issuing and administering the Contracts will exceed our estimates. We reserve the right to change the Daily Asset Charge once each Contract Year. The deduction will equal the annual rate divided by 365 and multiplying the result by the number of days since the last Valuation Date. We will not deduct a Daily Asset Charge from the Fixed Account.

Surrender Charge. If You surrender all or a part of Your Contract, we may assess a surrender charge. Surrender charges are intended to compensate us for the costs of distributing the Contract.

We may also assess a surrender charge upon decreases in Specified Amount or upon Death Benefit option changes that result in a decrease in Specified Amount. (See "Change in Specified Amount," page 14.)

The surrender charge is more substantial in early Contract Years. Accordingly, the Contract is more suitable for long-term purposes.

The surrender charge for a full surrender is assessed based on a rate per $1,000 of Specified Amount, with the charges being calculated separately for the original Specified Amount and each increase, if any, in Specified Amount. The surrender charge for the initial Specified Amount is applicable until the 16th Contract anniversary. For an elective increase in Specified Amount, the surrender charge is applicable for 15 years after the Effective Date of such increase. Thereafter, there is no surrender charge.

The surrender charge varies by Age at Issue and risk class. In the first Contract Year, the surrender charge shall range from $15.38 per $1,000 of Specified Amount to $57.86 per $1,000 of Specified Amount. The rate is the same for the first five years since issue or increase, and reduces to zero after fifteen years.

Partial Surrender Charge. We will impose a $25 fee for each partial surrender. In addition, if Death Benefit Option A is in effect, a partial surrender charge will be charged for a decrease in Specified Amount. (See "Change in Specified Amount," page 14.)

Transfer Charge. We will make the first 12 transfers of Accumulation Value in any Contract Year without a transfer charge. A charge of $10 will be deducted from the amount transferred for each additional transfer among the subaccounts or from the subaccounts to the Fixed Account. This charge compensates us for the costs of effecting the transfer. The transfer charge cannot be increased.

We intend to recoup the cost of benefits, issue and underwriting costs, administrative costs commissions, taxes and other sales expenses primarily, but not exclusively, through:

o        the monthly expense fee;

o        the monthly fee;

o        the sales charge;

o        the deferred sales charge;

o        the daily asset charge (mortality and expense risk charge);

o        the cost of insurance charge;

o revenues, including 12b-1 fees or a portion thereof if, any, received from the Eligible Portfolios or their managers; and

o        investment earning on amounts allocated under policies to the General
Account.

Commissions paid on the Contract, including other incentives or payments, are not directly charged to the Contract Owners or the Separate Account.



Fees and Expenses Incurred by Eligible Portfolios. In addition, the managers of the Eligible Portfolios will charge certain fees and expenses against the Eligible Portfolios. (See "Eligible Portfolio Annual Expenses," page 6. Also, see the funds' prospectuses.) No portfolio fees or expenses will be charged from the Fixed Account.

Taxes. Currently, we will not make a charge against the separate account for federal, state, or local income taxes. We may, however, make such a charge in the future if income or gains within the separate account will incur any federal tax, or any significant state or local tax treatment of our Company changes. We would deduct such charges, if any, from the separate account and/or the Fixed Account. We would not realize a profit on such tax charges with respect to the Contracts.

                              Exceptions to Charges

We may reduce the premium charge, surrender charge, monthly expense fee, monthly fee, cost of insurance and Daily Asset Charge for, or credit additional amounts on, sales of the Contract to a trustee, employer, or similar entity where we determine that such sales result in savings of sales or administrative expenses. In addition, directors, officers and bona fide full-time employees (and their spouses and minor children) of American National Insurance Company and any of its subsidiaries may be permitted to purchase the Contract with substantial reductions of premium charge, surrender charge, monthly expense fee, monthly fee, cost of insurance or Daily Asset Charge.

The Contract may be sold directly, without compensation, to: (1) a registered representative, (2) employees, officers, directors, and trustees of American National Insurance Company and its subsidiaries, and spouses and immediate family members (i.e., children, siblings, parents, and grandparents) of the foregoing, and (3) employees, officers, directors, trustees and registered representatives of any broker-dealer authorized to sell the Contract, and spouses and immediate family member of the foregoing. If sold under these circumstances, a Contract may be credited in part or in whole with any cost savings resulting from the sale being direct, rather than through an agent with an associated commission, but only if such credit will not be unfairly discriminatory to any person.

                      AMERICAN NATIONAL INSURANCE COMPANY,
                         THE SEPARATE ACCOUNT, THE FUNDS
                              AND THE FIXED ACCOUNT

                       American National Insurance Company

Our home office is located at the American National Insurance Building, One Moody Plaza, Galveston, Texas 77550.

                              The Separate Account

The assets of the separate account are held exclusively for your benefit and the benefit of other people entitled to payments under variable life Contracts we issue. Incomes, gains, and losses credited to, or charged against, the Separate Account reflect the Separate Account's own investment experience and not the investment experience of American National's other assets. The assets of the Separate Account may not be used to pay any liabilities of American National other than those arising from the Contract. We are obligated to pay all amounts promised to the Contract Owners under the Contract. We are the legal holders of the separate account's assets. The assets are held separate and apart from the General Account assets. We maintain records of all purchases and redemptions of shares of Eligible Portfolios by each of the subaccounts. We will at all times maintain assets in the separate account with a total market value at least equal to the reserve and other Contract liabilities of the separate account. Liabilities arising out of other aspects of our business cannot be charged against the assets of the separate account. Income, as well as both realized and unrealized gains or losses from the separate account's assets, are credited to or charged against the separate account without regard to income, gains or losses arising out of other aspects of our business. If, however, the separate account's assets exceed its liabilities, the excess shall be available to cover the liabilities of our General Account.

The separate account will purchase and redeem shares of the Eligible Portfolios at net asset value. The net asset value of a share is equal to the total assets of the portfolio less the total liabilities of the portfolio divided by the number of shares outstanding.

We will redeem shares in the Eligible Portfolios as needed to:

o        collect charges,

o        pay the Surrender Value,

o        secure loans,

o        provide benefits, or

o        transfer assets from one subaccount to another, or to the Fixed
Account.

Any dividend or capital gain distribution received from an Eligible Portfolio will be reinvested immediately at net asset value in shares of that Eligible Portfolio and retained as assets of the corresponding subaccount.

The separate account may include other subaccounts that are not available under the Contract. We may from time to time discontinue the availability of some of the subaccounts. If the availability of a subaccount is discontinued, we may redeem any shares in the corresponding Eligible Portfolio and substitute shares of another registered, open-end management company.

We may also establish additional subaccounts. Each new subaccount would correspond to a portfolio of a registered, open-end management company. We would establish the terms upon which existing Contract Owners could purchase shares in such portfolios.

If any of these substitutions or changes is made, we may change the Contract by sending an endorsement. We may:

o        operate the separate account as a management company,

o        de-register the separate account if registration is no longer required,

o        combine the separate account with other separate accounts,

o restrict or eliminate any voting rights associated with the separate account, or

o transfer the assets of the separate account relating to the Contracts to another separate account.

We would, of course, not make any changes to the menu of Eligible Portfolios or to the separate account without complying with applicable laws and regulations. Such laws and regulations may require notice to and approval from the Contract Owners, the SEC, and state insurance regulatory authorities.

Since we are the legal holders of the Eligible Portfolio shares held by the separate account, we can vote on any matter that may be voted upon at a shareholder's meeting. To the extent required by law, we will vote all shares of the Eligible Portfolios held in the separate account at shareholders' meetings in accordance with instructions we receive from you and other Contract Owners. The number of votes for which each Contract Owner has the right to provide instructions will be determined as of the record date selected by the Board of Directors of the American National Fund, the Fidelity Funds, the T. Rowe Price Funds, the MFS Fund, the Federated Fund, the Alger American Fund, or the INVESCO Variable Investment Funds as the case may be. We will furnish Contract Owners with the proper forms, materials, and reports to enable them to give us these instructions. We will vote Eligible Portfolio shares held in each subaccount for which no timely instructions from Contract Owners are received and shares held in each subaccount which do not support Contract Owner interests in the same proportion as those shares in that subaccount for which timely instructions are received. Voting instructions to abstain on any item to be voted will be applied on a pro rata basis to reduce the votes eligible to be cast. Should applicable federal securities laws or regulations permit, we may vote shares of the American National Fund, the Fidelity Funds, the T. Rowe Price Funds, the MFS Fund, the Federated Fund, the Alger American Fund, and the INVESCO Variable Investment Funds in our own right. We may, if required by state insurance officials, disregard voting instructions if those instructions would require shares to be voted to cause a change in the subclassification, or investment objectives, or Contract of one or more of the Eligible Portfolios, or to approve or disapprove an investment adviser or principal underwriter for the Eligible Portfolios. In addition, we may disregard voting instructions that would require changes in the investment objectives or policies of any Eligible Portfolio or in an investment adviser or principal underwriter for the Eligible Portfolios, if we reasonably disapprove those changes in accordance with applicable federal regulations. If we do disregard voting instructions, we will advise Contract Owners of that action and our reasons for the action in the next annual report or proxy statement to Contract Owners.

The separate account is not the only separate account that invests in the Eligible Portfolios. Other separate accounts, including those funding other variable life Contracts, variable annuity Contracts, other insurance Contracts and retirement plans, invest in certain of the Eligible Portfolios. We do not currently see any disadvantages to you resulting from the Eligible Portfolios selling shares to fund products other than the Contract. However, there is a possibility that a material conflict of interest may arise between the Contract Owners and the owners of variable life insurance contracts and the owners of variable annuity Contracts whose values are allocated to another separate account investing in the Eligible Portfolios. In addition, there is a possibility that a material conflict may arise between the interests of Contract Owners or owners of other Contracts and the retirement plans, which invest in the Eligible Portfolios or those plans participants. If a material conflict arises, we will take any necessary steps, including removing the Eligible Portfolio from the separate account, to resolve the matter. The Board of Directors of each Eligible Portfolio will monitor events in order to identify any material conflicts that may arise and determine what action, if any should be taken in response to those events or conflicts. See the accompanying prospectuses for the Eligible Portfolios for more information.

                                    The Funds

Each subaccount invests in shares of a corresponding Eligible Portfolio.

The investment objectives and policies of each Eligible Portfolio are summarized below. The Eligible Portfolios may not achieve their stated objectives. You will be notified of any material change in the investment policy of any portfolio in which you have an interest.

Each Eligible Portfolio's total operating expenses may include fees for management, shareholder services, 12(b-1) fees, and other expenses, such as custodial, legal, and other miscellaneous fees. The prospectuses for the American National Fund, the Fidelity Funds, the T. Rowe Price Funds, the MFS Fund, the Federated Fund, the Alger American Fund, and the INVESCO Variable Investment Funds contain more detailed information about the Eligible Portfolios, including a description of investment objectives, restrictions, expenses and risks. You should carefully read those prospectuses and retain them for future reference.

You should periodically review your allocation to make sure that your investment choices are still appropriate in light of any market developments or changes in your personal financial situation.

The American National Fund - currently has the following series or portfolios, each of which is an Eligible Portfolio:

o American National Money Market Portfolio seeks the highest current income consistent with the preservation of capital and maintenance of liquidity.

o American National Growth Portfolio seeks to achieve capital appreciation.

o American National Balanced Portfolio seeks to conserve principal, produce reasonable current income, and achieve long-term capital appreciation.

o American National Equity Income Portfolio seeks to achieve growth of capital and/or current income.

o American National High Yield Portfolio seeks to provide a high level of current income. As a secondary investment objective, the portfolio seeks capital appreciation.

o American National International Stock Portfolio seeks to obtain long-term growth of capital through investments primarily in the equity securities of established, non-U.S. companies.

o American National Small-Cap/Mid-Cap Portfolio seeks to provide long-term capital growth by investing primarily in stocks of small to medium-sized companies.

o American National Government Bond Portfolio seeks to provide as high a level of current income, liquidity, and safety of principal as is consistent with prudent investment risks through investment in a portfolio consisting primarily of securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities.

Securities Management and Research, Inc. ("SM&R"), which is a subsidiary of American National Insurance Company, is the American National Fund's investment adviser. SM&R provides investment advisory and portfolio management services to us and other clients.

The Fidelity Investments Funds - currently have fourteen series or portfolios, the following five of which are Eligible Portfolios:

o Fidelity VIP Mid Cap Portfolio seeks long-term growth of capital, investing in stocks of companies with medium market capitalization both domestic and foreign issuers.

o Fidelity VIP Aggressive Growth Portfolio seeks capital appreciation in stocks of companies with potential for accelerated earnings or revenue growth, both domestic and foreign issuers.

o Fidelity VIP Index 500 Portfolio seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500

o Fidelity VIP Growth Opportunities Portfolio seeks to provide capital growth primarily through investments in common stocks, but the portfolio may also invest in other types of securities, including bonds, which may be lower-quality debt securities.

o Fidelity VIP Contrafund(R) Portfolio invests in securities of companies whose value the portfolio believes is not fully recognized by the public.

The Fidelity Management & Research Company ("FMR") is the Fidelity Funds' investment adviser. Fidelity Management & Research (U.K.)
Inc. and Fidelity Management & Research (Far East) Inc., are wholly owned subsidiaries of FMR, provide research with respect to foreign securities.

The T. Rowe Price Funds - currently have the following series or portfolios, each of which are Eligible Portfolios:

o T. Rowe Price International Stock Portfolio seeks to provide long-term growth of capital through investments primarily in common stocks of established non-U.S. companies.

o T. Rowe Price Mid-Cap Growth Portfolio seeks to provide long-term capital appreciation by investing in mid-cap stocks with potential for above-average earnings growth.

o T. Rowe Price Equity Income Portfolio seeks to provide substantial dividend income as well as long-term growth of capital through investments in common stocks of established companies.

o T. Rowe Price Limited-Term Bond Portfolio seeks a high level of income consistent with moderate price fluctuations by investing primarily in investment-grade debt securities.

T. Rowe Price Associates, Inc. is responsible for selection and management of the portfolio investments of T. Rowe Price Equity Series, Inc. and T. Rowe Price Fixed Income Series, Inc. T. Rowe Price International, Inc. is responsible for selection and management of the portfolio investments of T. Rowe Price International Series, Inc.

Please be advised that our review was limited to the accuracy of the information about T. Rowe Price Associates, its affiliates, and the variable insurance portfolios under the anti-fraud provisions of the federal securities laws. We have not reviewed the information or the presentation of this information for compliance with applicable SEC and NASD Rules, which is the responsibility of the NASD member distributing the securities.

The MFS Fund - currently has the following portfolios, each of which are Eligible Portfolios:

o MFS Capital Opportunities Portfolio seeks capital appreciation by investing in common stocks and related securities which MFS believes have favorable growth prospects and attractive valuations based on current and expected earnings or cash flow.

o MFS Emerging Growth Portfolio seeks to provide long-term growth of capital through investing primarily in common stocks of emerging growth companies, which involves greater risk than is customarily associated with investment in more established companies.

o MFS Research Portfolio seeks to provide long-term growth of capital and future income by investing a substantial proportion of its assets in the common stocks or securities convertible into common stocks of companies believed to possess better than average prospects for long-term growth.

o MFS Investors Trust Portfolio seeks long-term growth of capital with a secondary objective to seek reasonable current income. While the series may invest in companies of any size, the series generally focuses on companies with larger market capitalizations that MFS believes have sustainable growth prospects and attractive valuations.

Massachusetts Financial Service Company is responsible for selection and management of the portfolio investments of the MFS Fund.

The Federated Fund - currently has the following portfolios, each of which are Eligible Portfolios:

o Federated Capital Income Fund II Portfolio seeks to achieve high current income and moderate capital appreciation primarily through investments in equity and debt securities of utility companies.

o Federated Growth Strategies Fund II Portfolio seeks capital appreciation through investments in equity securities of companies with prospects for above average growth in earnings and dividends.

o Federated International Small Company Fund II Portfolio seeks long term growth of capital by investing primarily in equity securities of foreign companies that have a market capitalization at the time of purchase of $1.5 billion or less.

o Federated High Income Bond Fund II Portfolio seeks high current income by investing in fixed income securities, which are lower rated corporate debt obligations, commonly referred to as "junk bonds."

o Federated Equity Income Fund II Portfolio seeks to provide above average income and capital appreciation by investing in income producing equity securities including common stocks, preferred stocks, and debt securities that are convertible into common stocks, or in cash and cash items during times of unusual conditions to maintain liquidity.

Federated Advisors makes all investment decisions for the Federated Insurance Series, subject to direction by the Federated Insurance Series Trustees.

The Alger American Fund - is a diversified, open-end management investment company that offers a selection of six portfolios, each having distinct investment objectives and policies.

o

     Alger American Small Capitalization Portfolio seeks long-term capital appreciation.

         It focuses on small, fast growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace. Under normal circumstances, the portfolio invests primarily in the equity securities of small capitalization companies. A small capitalization company is one that has a market capitalization within the range of the Russell 2000 Growth Index.

o Alger American Growth Portfolio seeks long-term capital appreciation.

         It focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the portfolio invests primarily in the equity securities of large companies. The portfolio considers a large company to have a market capitalization of $1 billion or greater.

o Alger American MidCap Growth Portfolio seeks long-term capital appreciation.

         It focuses on midsize companies with promising growth potential. Under normal circumstances, the portfolio invests primarily in the equity securities of companies having a market capitalization within the range of companies in the Russell Midcap Growth Index.

o Alger American Leveraged AllCap Portfolio seeks long-term capital appreciation.

         Under normal circumstances, the portfolio invests in the equity securities of companies of any size, which demonstrate promising growth potential. The portfolio can leverage, that is, borrow money, up to one-third of its total assets to buy additional securities. By borrowing money, the portfolio has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

o Alger American Income and Growth Portfolio primarily seeks to provide a high level of dividend income; its secondary goal is to provide capital appreciation.

         The portfolio invests in dividend paying equity securities, such as common or preferred stocks, preferably those which the Manager believes also offer opportunities for capital appreciation.

o Alger American Balanced Portfolio seeks current income and long-term capital appreciation.

         The Portfolio focuses on stocks of companies with growth potential and fixed income securities, with emphasis on income-producing securities which appear to have some potential for capital appreciation. Under normal circumstances, the portfolio invests in common stocks and fixed-income securities, which include commercial paper and bonds rated within the 4 highest rating categories by an established rating agency or if not rated, which are determined by the Manager to be of comparable quality. Ordinarily, at least 25% of the Portfolio's net assets are invested in fixed-income securities.

Fred Alger Management, Inc. is the Alger American Fund's investment adviser.
 Fred Alger Management, Inc. also provides investment advisory and portfolio management services to us and to other clients.
Fred Alger Management, Inc. maintains a staff of experienced investment personnel and related support facilities.

Each Portfolio offers Class O and Class S shares. Class S shares were first offered May 1, 2002. Each class has identical rights to assets and earnings except that only Class S shares have a plan of distribution and bear the related expenses.

The INVESCO Variable Investment Funds - currently have the following Portfolios, each of which is an Eligible Portfolio:

o VIF-Dynamics Fund seeks long-term capital growth by investing primarily in common stocks of mid-sized U.S. companies.

o VIF-Small Company Growth Fund seeks long-term capital growth by investing primarily in common stocks of small-capitalization companies.

o VIF-Health Sciences Fund seeks long-term capital growth by investing primarily in equity securities and equity-related instruments of companies that develop, produce or distribute products or services related to health care.

o VIF- Telecommunications Fund seeks capital growth and current income by investing primarily in the equity securities and equity-related instruments of companies that are engaged in the design, development, manufacture, distribution, or sale of communications services and equipment, and companies that are involved in supplying equipment or services to such companies.

o VIF-Utilities Fund seeks capital appreciation and current income by investing primarily in equity securities of companies doing business in the utilities-related industries.

o VIF-Real Estate Opportunity Fund seeks to provide capital growth and to earn current income by investing primarily in equity securities and equity-related instruments of companies doing business in the real estate industry.

o VIF-Financial Services Fund seeks capital growth by investing primarily in equity securities and equity-related instruments of companies involved in the financial services sector.

o VIF-Technology Fund seeks long-term capital growth by investing primarily in equity securities and equity-related instruments of companies engaged in technology-related industries.

INVESCO is the INVESCO Variable Investment Funds Inc. investment adviser.

The accompanying prospectuses should be read in conjunction with this prospectus before investing and contain a full description of the above funds, their investment policies and restrictions, risks, charges and expenses and other aspects of their operation.

We have entered into or may enter agreements with the investment advisor or distributor of the Eligible Portfolios. These agreements require us to provide administrative and other services. In return, we receive a fee based upon an annual percentage of the average net asset amount we invested on behalf of the separate account and our other separate accounts. Some advisors or distributors may pay us a greater percentage than others.

                                  Fixed Account

You can allocate some or all of your premium payments to the Fixed Account. You can also, subject to certain limitations, transfer amounts from the separate account to the Fixed Account or from the Fixed Account to the separate account. (See "Transfers," page 22.)

We establish the Declared Rate and may adjust the rate each month; however, we guarantee an effective annual rate of at least 3.0% compounded daily.

Payments allocated to the Fixed Account and transfers from the separate account to the Fixed Account are placed in our General Account, which supports insurance and annuity obligations. The General Account includes all of our assets, except those assets segregated in our separate accounts. We have discretion over the investment of assets of the General Account, subject to applicable law. We bear the risk that the investments in the General Account will lose money. You bear the risk that the Declared Rate will fall to a lower rate.

Interests in the General Account have not been registered with the SEC as securities and the General Account has not been registered as an investment company. Accordingly, neither the General Account nor any interest in the General Account is generally subject to the provisions of federal securities laws. The SEC has not reviewed the disclosures in this prospectus relating to the Fixed Account portion of the Contract. However, disclosures regarding the Fixed Account portion of the Contract may be subject to generally applicable provisions of the federal securities laws regarding the accuracy and completeness of statements made in prospectuses.

                        FEDERAL INCOME TAX CONSIDERATIONS

           The following discussion is general and is not tax advice.

                                  Introduction

The following summary provides a general description of the federal income tax considerations relating to the Contract. This summary is based upon our understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service ("IRS"). Because of the complexity of such laws and the fact that tax results will vary according to the factual status of the specific Contract involved tax advice from a qualified tax advisor may be needed by a person contemplating the purchase of a Contract or the exercise of certain elections under the Contract. These comments concerning federal income tax consequences are not an exhaustive discussion of all tax questions that might arise under the Contract. Further, these comments do not take into account any federal estate tax and gift, state, or local tax considerations which may be involved in the purchase of a Contract or the exercise of certain elections under the Contract. For complete information on such federal and state tax considerations, a qualified tax advisor should be consulted. We do not make any guarantee regarding the tax status of any Contract, and the following summary is not tax advice.

                           Tax Status of the Contract

In order to qualify as a life insurance contract for federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts under federal tax law, a Contract must satisfy certain requirements which are set forth in the Internal Revenue Code (the "Code"). Guidance as to how these requirements apply is limited. Nevertheless, we believe that Contracts issued on a standard or preferred basis should satisfy the applicable requirements. There is less guidance, however, with respect to Contracts issued on a sub-standard basis and it is not clear whether such Contracts will in all cases satisfy the applicable requirements. We reserve the right to restrict Contract transactions and to make other modifications in order to bring the Contract into compliance with such requirements.

In certain circumstances, owners of variable life insurance contracts may be considered for federal income tax purposes to be the owners of the assets of the separate account supporting their Contracts due to their ability to exercise investment control over those assets. Where this is the case, the Contract Owners would be taxed on income and gains attributable to separate account assets. There is little guidance in this area, and some features of the Contracts, such as the flexibility of a Contract Owner to allocate premium payments and transfer Accumulation Value, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give Contract Owners investment control over separate account assets, we reserve the right to modify the Contracts as necessary to prevent a Contract Owner from being treated as the owner of the separate account assets.

In addition, the Code requires that the investments of the separate account be "adequately diversified" in order for the Contracts to be treated as life insurance contracts for federal income tax purposes. It is intended that the separate account, through the Eligible Portfolios, will satisfy these diversification requirements.

The following discussion assumes that the Contract will qualify as a life insurance contract for federal income tax purposes.

                       Tax Treatment of Contract Proceeds

In general, we believe that the Death Benefit Proceeds under a Contract will be excludable from the gross income of the Beneficiary.

Generally, the Contract Owner will not be deemed to be in constructive receipt of the Accumulation Value until there is a distribution. When distributions from a Contract occur, or when loans are taken out from or secured by a Contract, the tax consequences depend on whether the Contract is classified as a "Modified Endowment Contract."

Depending on the circumstances, the exchange of a Contract, a change in the Contract's Death Benefit option, a loan, a partial or full surrender, the continuation of the Contract beyond the Insured's 100th birthday, a change in ownership, or an assignment of the Contract may have federal income tax consequences.

Modified Endowment Contracts. Whether a Contract is treated as a Modified Endowment Contract depends upon the amount of premiums paid in relation to the Death Benefit provided under the Contract. The rules for determining whether a Contract is a Modified Endowment Contract are extremely complex. In general, however, a Contract will be considered to be a Modified Endowment Contract if the accumulated premium payments made at any time during the first seven Contract Years exceed the sum of the net level premiums which would have been paid on or before such time if the Contract provided for paid-up future benefits after the payment of seven level annual premium payments.

In addition, if a Contract is "materially changed," it may cause such Contract to be treated as a Modified Endowment Contract. The material change rules for determining whether a Contract is a Modified Endowment Contract are also extremely complex. In general, however, the determination of whether a Contract will be a Modified Endowment Contract after a material change depends upon (i) the relationship of the Death Benefit at the time of change to the Accumulation Value at the time of such change, and (ii) the additional premiums paid in the seven Contract Years following the date on which the material change occurs.

The manner in which the premium limitation and material change rules should be applied to certain features of the Contract and its riders is unclear. If we determine that a Contract Owner has made excessive premium payments that will cause a Contract to be considered a Modified Endowment Contract, we will notify the Contract Owner of the tax consequences and give the Contract Owner the option of having the excessive premiums refunded. If the Contract Owner requests a refund within 30 days after receipt of such notice, we will refund the excessive premium payments to prevent the Contract from becoming a Modified Endowment Contract.

Due to the Contract's flexibility, classification of a Contract as a Modified Endowment Contract will depend upon the individual circumstances of each Contract. Accordingly, a prospective Contract Owner should contact a qualified tax advisor before purchasing a Contract to determine the circumstances under which the Contract would be a Modified Endowment Contract. In addition, a Contract Owner should contact a tax advisor before making any change to a Contract, exchanging a Contract, or reducing Contract benefits, to determine whether such change would cause the Contract (or the new Contract in the case of an exchange) to be treated as a Modified Endowment Contract.

If a Contract becomes a Modified Endowment Contract, distributions such as partial surrenders and loans that occur during the Contract Year it becomes a Modified Endowment Contract and any subsequent Contract Year will be taxed as distributions from a Modified Endowment Contract. In addition, distributions from a Contract within two years before it becomes a Modified Endowment Contract will be taxed in this manner. This means that a distribution made from a Contract that is not a Modified Endowment Contract could later become taxable as a distribution from a Modified Endowment Contract.

Whether a Contract is or is not a Modified Endowment Contract, upon a complete surrender or a lapse or termination of a Contract if the amount received plus the amount of any indebtedness exceeds the total investment in the Contract (described below), the excess will generally be treated as ordinary income subject to tax.

Distributions Other Than Death Benefit Proceeds from Modified Endowment Contracts. Contracts classified as Modified Endowment Contracts will be subject to the following tax rules:

1) All distributions from such a Contract (including distributions upon partial or full surrender) are treated as ordinary income subject to tax up to the amount equal to the excess (if any) of the Accumulation Value immediately before the distribution over the investment in the Contract at such time.

2) Loans taken from (or secured by) such a Contract are treated as distributions from such a Contract and taxed accordingly. This includes unpaid loan interest that is added to the principal of a loan.

3) A 10 percent penalty tax is imposed on the portion of any distribution from such a Contract that is included in income. This includes any loan taken from or secured by such a Contract. This penalty tax does not apply if the distribution or loan:

a)                is made on or after the Contract Owner reaches actual age 59
                  1/2;

b)                is attributable to the Contract Owner's becoming disabled; or

c) is part of a series of substantially equal periodic payments for (i) the life (or life expectancy) of the Contract Owner, or (ii) the joint lives (or joint life expectancies) of the Contract Owner and the Beneficiary.

Distributions Other Than Death Benefit Proceeds from Contracts that are not Modified Endowment Contracts. Distributions other than Death Benefit Proceeds from a Contract that is not classified as a Modified Endowment Contract generally are treated first as a recovery of the Contract Owner's investment in the Contract. After the recovery of all investment in the Contract, additional amounts distributed are taxable income. However, certain distributions which must be made in order to enable the Contract to continue to qualify as a life insurance contract for federal income tax purposes if Contract benefits are reduced during the first 15 Contract Years may be treated in whole or in part as ordinary income subject to tax.

Loans. Loans from a Contract (or secured by a Contract) that is not a Modified Endowment Contract are generally not treated as distributions. Instead, such loans are treated as indebtedness of the Contract Owner. However, the tax consequences associated with loans that are outstanding after the first 15 Contract Years are less clear and a tax adviser should be consulted about such loans. Interest paid on a loan generally is not tax-deductible. The Contract Owner should consult a tax advisor regarding the deductibility of interest paid on a loan.

Finally, neither distributions from nor loans from (or secured by) a Contract that is not a Modified Endowment Contract are subject to the 10 percent additional income tax.

Investment in the Contract. "Investment in the Contract" means:

a) the aggregate amount of any premium payments or other consideration paid for a Contract; minus

b) the aggregate amount of distributions received under the Contract which is excluded from the gross income of the Contract Owner (except that the amount of any loan from, or secured by, a Contract that is a Modified Endowment Contract, to the extent such amount is excluded from gross income, will be disregarded); plus

c) the amount of any loan from, or secured by, a Contract that is a Modified Endowment Contract to the extent that such amount is included in the gross income of the Contract Owner.

Multiple Contracts. All Modified Endowment Contracts that are issued by us (or our affiliates) to the same Contract Owner during any calendar year are treated as one Modified Endowment Contract. This applies to determining the amount includible in the Contract Owner's income when a taxable distribution occurs.

Other Contract Owner Tax Matters. The tax consequences of continuing the Contract beyond the Insured's 100th year are unclear. You should consult a tax advisor if you intend to keep the Contract in force beyond the Insured's 100th year.

Businesses can use the Contracts in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances.

If you are purchasing the Contract for any arrangement the value of which depends in part on its tax consequences, you should consult a qualified tax adviser. In recent years, moreover, Congress has adopted new rules relating to life insurance owned by businesses. Any business contemplating the purchase of a new Contract or a change in an existing Contract should consult a tax adviser.

Federal, state and local estate, inheritance, transfer and other tax consequences of ownership or receipt of Contract proceeds depend on the circumstances of each Contract Owner or Beneficiary. A tax advisor should be consulted on these consequences.

Possible Tax Law Changes. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Moreover, it is possible that any change could be retroactive (that is, effective prior to the date of change). Consult a tax adviser with respect to legislative developments and their effect on the Contract.

                        American National's Income Taxes

American National is taxed as a life insurance company under the Code. Under current federal income tax law, American National is not taxed on the separate account's operations. Thus, we currently do not deduct a charge from the separate account for federal income taxes. Nevertheless, we reserve the right in the future to make a charge for any such tax that we determine to be properly attributable to the separate account or to the Contracts.

Under current laws in some states, we may incur state and local taxes (in addition to premium taxes). At present, these taxes are not significant and we are not currently charging for them. However, we may deduct charges for such taxes in the future.

                              Sale of the Contract

SM&R, one of our wholly owned subsidiaries, is the principal underwriter of the Contract. SM&R was organized December 15, 1964 under the laws of the State of Florida. SM&R is a registered broker-dealer and a member of the National Association of Securities Dealers ("NASD"). (See the American National Fund's prospectus.)

SM&R will pay commissions to its registered representatives who sell the Contracts based upon a commission schedule. The commissions to the registered representatives will not exceed 115 % of the total premium contribution. In later years, the registered representatives will receive renewal commissions that will not exceed 4% of the total contributions paid. We may pay registered representatives who meet certain production standards additional compensation. SM&R will pay overriding commissions to managers and we may pay bonuses to the managers for the sale of the Contract. SM&R and the Company may also authorize other registered broker-dealers and their registered representatives to sell the Contract.

SM&R did not receive any underwriting commissions in connection with the sale of the Policies during the Separate Account's last three fiscal years.

To the extent permitted by NASD rules, promotional incentives or payments may also be provided to broker-dealers based on sales volumes, the assumption of wholesaling functions or other sales-related criteria. Other payments may be made for other services that do not directly involve the sale of the Contracts. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.

Securities Management and Research, Inc. is not entitled to remuneration for its services as underwriter under the Distribution and Administrative Agreement; however, Securities Management and Research, Inc. is entitled to reimbursement for all reasonable expenses incurred in connection with its duties as underwriter.

                                OTHER INFORMATION

Control of Contract. Subject to the rights of any irrevocable Beneficiary and assignee of record, all rights, options, and privileges belong to the Contract Owner, if living; otherwise to any contingent owner or owners, if living; otherwise to the estate of the last Contract Owner to die. If the Contract Owner is a minor, first the applicant, then the Beneficiary, if living and legally competent, may exercise all rights of ownership.

Change of Beneficiary. Unless the Beneficiary designation is irrevocable, you can change the Beneficiary by written request on a Change of Beneficiary form at any time during the Insured's lifetime. We may require that the Contract be returned to the Home Office for endorsement of any change, or that other forms be completed. The change will take effect as of the date the change is recorded at the Home Office. We will not be liable for any payment made or action taken before the change is recorded. There is no limit on the number of Beneficiary changes that may be made.

Change in Contract Owner or Assignment. In order to change the Contract Owner or assign Contract rights, an assignment of the Contract must be made in writing and filed at our Home Office. The change will take effect as of the date the change is recorded at our Home Office, and we will not be liable for any payment made or action taken before the change is recorded. Payment of proceeds is subject to the rights of any assignee of record. No partial or contingent assignment of the Contract will be permitted. A collateral assignment is not a change of ownership.

Postponement of Payments. Payment of any amount upon refund, full surrender, partial surrender, loans, benefits payable at death, and transfers, which require valuation of a subaccount, may be postponed whenever: (1) the New York Stock Exchange is closed other than customary weekend and holiday closings, or trading on the New York Stock Exchange is restricted as determined by the SEC;
(2) the SEC by order permits postponement for the protection of Contract Owners; or (3) an emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the separate account's Accumulation Value. Surrenders, loans or partial surrenders from the Fixed Account may be deferred for up to 6 months from the date of written request.

                                LEGAL PROCEEDINGS

The Company and its affiliates, like other life insurance companies, are involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been obtained and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, we believe that at the present time no lawsuits are pending or threatened that are reasonably likely to have a material adverse impact on the separate account or us.

Financial Statements containing information about the Separate Account and The Company can be found in the Statement of Additional Information.

 EXPERTS



The consolidated financial statements of American National Insurance Company and subsidiaries as of December 31, 2002 and 2001 and for each of the years in the three-year period ended December 31, 2002 and the statements of net assets of American National Variable Life Separate
Account as of December 31, 2002, the related statement of operations for the year then ended and the related statements of changes in net assets for each of the years in the two-year period then ended, have been included herein and in the registration statement in reliance upon the reports of KPMG LLP, independent accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The audit report covering the December 31, 2002 consolidated financial statements of American National Insurance Company and subsidiaries refers to the company's change in accounting method for goodwill during 2002.

                                Other Information

A Statement of Additional Information ("SAI"), which contains additional information about the American National Variable Life Separate Account, and a personalized illustration of death benefits, cash surrender values, and cash values, are available from us, without charge, upon request. You may request an SAI, a personalized illustration, or other information about the Contracts, or make other inquiries by contacting us at: American National Insurance Company, One Moody Plaza, Galveston, Texas 77550 or (800) 306-2959.

Information about the American National Variable Life Separate Account, including the SAI, can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on operation of the public reference room may be obtained by calling the Commission at 202-942-8090. Reports and other information about the American National Variable Life Separate Account are available on the Commission's Internet site at http://www.sec.gov and copies of such information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, 450 Fifth Street, N.W., Washington, D.C. 20549-0102.





Investment Company Act File Number: 333-53122



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intentionally.



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                       [GRAPHIC OMITTED][GRAPHIC OMITTED]


Form 9130                                                             Rev. 5-03





                       Statement of Additional Information

                                Dated May 1, 2003

                     WealthQuest III Variable Universal Life

                AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                  (Registrant)

                       AMERICAN NATIONAL INSURANCE COMPANY

                                   (Depositor)



This Statement of Additional Information is not a prospectus and should be read only in conjunction with the prospectus for the WealthQuest III Variable Universal Life Contract ("the Contract"). You may obtain a copy of the prospectus, dated May 1, 2003, by calling 1-800-306-2959, or writing to American National Insurance Company, One Moody Plaza, Galveston, Texas 77550-7999.

Terms used in the current prospectus for the Contract are incorporated in this Statement. All terms not specifically defined in this statement shall have the meaning set forth in the current prospectus.

                                Table Of Contents

                                                                            Page
Cover Page..................................................................   1
Table of Contents...........................................................   2
General Information and History.............................................   3
     The Separate Account...................................................   3
The Contract................................................................   4
Beneficiary.................................................................   4
Incontestability............................................................   4
Misstatement of Age or Sex..................................................   4
Suicide  ......................................................................4
Dividends...................................................................   4
Illustrations...............................................................   5
Legal Matters...............................................................   5
Financial Statements........................................................   5

                       American National Insurance Company

We are a stock life insurance company chartered under Texas law in 1905. We write life, health and accident insurance and annuities and are licensed to do life insurance business in 49 states, the District of Columbia, Puerto Rico, Guam, and American Samoa. The Moody Foundation, a charitable foundation established for charitable and educational purposes, owns approximately 23.6% of our stock and the Libbie S. Moody Trust, a private trust, owns approximately 37.5%.

We are subject to regulation by the Texas Department of Insurance. In addition, we are subject to the insurance laws and regulations of other states within which we are licensed to operate. On or before March 1 of each year we must submit to the Texas Department of Insurance a filing describing our operations and reporting on our financial condition and that of the separate account as of December 31 of the preceding year. Periodically, the Department examines our liabilities, and reserves and those of the separate account and certifies their adequacy. A full examination of our operations is also conducted periodically by the National Association of Insurance Commissioners.

                              The Separate Account

We established the separate account under Texas law on July 30, 1987.

The separate account will purchase and redeem shares of the Eligible Portfolios at net asset value. The net asset value of a share is equal to the total assets of the portfolio less the total liabilities of the portfolio divided by the number of shares outstanding.

For more information about the Separate Account, see the prospectus.

Principal Underwriter
The principal business address for Securities Management and Research, Incorporated, the principal underwriter for the Contracts, is 2450 South Shore Boulevard, Suite 400, League City, Texas 77573. The offering of the Contracts is continuous.

                                  The Contract

The Contract, the application, any supplemental applications, statements to medical examiner, and any riders, amendments, or endorsements make up the entire Contract. Only statements in the application attached to the Contract, any supplemental applications made a part of the Contract, and any statements to medical examiner can be used to contest a claim or the validity of the Contract. Any changes must be approved in writing by the president, vice president, or secretary of American National. No agent has the authority to alter or modify any of the terms, conditions or agreements of the Contract or to waive any of its provisions. Pending regulatory approvals, we intend to distribute the policies in all states, except New York, and in certain possession and territories. Differences in state laws may require us to offer a Contract in a state that has suicide, incontestability, refund provisions, surrender charges or other provisions more favorable than provisions in other states. In addition, certain state laws may prohibit us from offering certain features described in this prospectus, such as the extended guaranteed coverage periods.

Beneficiary. You can name primary and contingent beneficiaries. Initial Beneficiary(ies) is specified in the application. Payments will be shared equally among Beneficiaries of the same class unless otherwise stated. If a Beneficiary dies before the Insured, payments will be made to any surviving Beneficiaries of the same class; otherwise to any Beneficiary(ies) of the next class; otherwise to the estate of the Insured.

Incontestability. The Contract is incontestable after it has been in force for two years from the Date of Issue during the lifetime of the Insured. An increase in the Specified Amount or addition of a rider after the Date of Issue shall be incontestable after such increase or addition has been in force for two years from its Effective Date during the lifetime of the Insured or an additional insured. However, this two-year provision shall not apply to riders that provide disability or accidental death benefits. Any reinstatement of a Contract shall be incontestable during the lifetime of the Insured, only after having been in force for two years after the Effective Date of the reinstatement.

Misstatement of Age or Sex. If the age or sex of the Insured or any person insured by rider has been misstated, the amount of the Death Benefit will be adjusted as provided for in the Contract.

Suicide. Suicide within two years after Date of Issue is not covered by the Contract unless otherwise provided by a state's insurance law. If the Insured, while sane or insane, commits suicide within two years after the Date of Issue, we will pay only the premiums received less any partial surrenders and Contract Debt. If the Insured, while sane or insane, commits suicide within two years after the Effective Date of any increase in the Specified Amount, our liability with respect to such increase will only be the total cost of insurance applied to the increase. If the Insured, while sane or insane, commits suicide within two years from the Effective Date of reinstatement, our liability with respect to such reinstatement will only be for the return of cost of insurance and expenses, if any, paid on or after the reinstatement.


                                    Dividends

The Contract is non-participating and therefore is not eligible for dividends and does not participate in any distribution of our surplus.

                                  Illustrations

We will provide you with illustrations based on different sets of assumptions upon your request. You can request such illustrations at any time. Illustrations may help you understand how your Accumulation Values would vary over time based on different assumptions.

If you ask us, we'll provide you with different kinds of illustrations.

o Illustrations based on information you give us about the person to be insured by the Contract, their risk class, the face amount, the death benefit and premium payments.

o Illustrations that show the allocation of premium payments to specified variable accounts. These will reflect the expenses of the Eligible Portfolios.

                                  Legal Matters

Greer, Herz and Adams, L.L.P., our general counsel, has reviewed various matters of Texas law pertaining to the Contract, including the validity of the Contract and our right to issue the Contract.

                              Financial Statements

The following pages include our financial statement and those of the Separate Account. Our financial statements should be considered only as bearing on Our ability to meet Our obligations under the Contract. Our financial statements should not be considered as bearing on the investment performance of the assets held on the Separate Account.

INDEPENDENT AUDITORS' REPORT

To the Board of Directors of American National Insurance Company and Policy Owners of American National Variable Life Separate Account:

We have audited the accompanying statement of net assets of the American National Variable Life Separate Account (comprised of Alger American (AA) Small Capitalization, AA Growth, AA Growth and Income, AA Balanced, AA MidCap Growth, AA Leveraged AllCap, Federated International, Federated Capital Income, Federated High Income Bond, Federated Growth Strategies, Federated Equity Income, Fidelity Growth and Income, Fidelity Equity Income, Fidelity Growth, Fidelity High Income Bond, Fidelity Money Market, Fidelity Overseas, Fidelity Investment Bond, Fidelity Asset Manager, Fidelity Index 500, Fidelity Contra Fund, Fidelity Asset Manager Growth, Fidelity Balanced Portfolio, Fidelity Growth Opportunities Portfolio, Fidelity MidCap Portfolio, Fidelity Aggressive Growth II, Fidelity Contra Fund II, Fidelity Index 500 II, Fidelity Growth Opportunities II, Fidelity MidCap II, INVESCO Dynamics, INVESCO Health Sciences, INVESCO Technology, INVESCO Small Company Growth, INVESCO Real Estate Opportunity, INVESCO Utilities, INVESCO Telecommunications, INVESCO Financial Services, MFS Emerging Growth, MFS Capital Opportunities, MFS Research, MFS Investors Trust, T. Rowe Price (TRP) Equity Income, TRP International Stock, TRP Limited Term Bond, TRP MidCap Growth, American National (AN) Growth, AN Equity Income, AN Balanced, AN Money Market, AN Government Bond, AN High Yield Bond, AN Small/MidCap, and AN International Stock Subaccounts) (collectively, the Account) as of December 31, 2002, and the related statement of operations for the year then ended and the related statements of changes in net assets for the two years then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002 by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2002 and the results of its operations and changes in net assets for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Houston, Texas

March 28, 2003


                     AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT
                             STATEMENT OF NET ASSETS
                             AS OF DECEMBER 31, 2002

                    (AMOUNTs IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                             SEGREGATED SUBACCOUNTS
                                                                                            Alger
                         Assets                             Alger Small                    Income &
                                                                Cap       Alger Growth      Growth

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
1,742 shares at net asset value of $12.21                             21             --            --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $21)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
4,082 shares at net asset value of $24.63                             --            101            --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $122)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
5,623 shares at net asset value of $7.24                              --             --            41

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $47)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                    21            101            41
---------------------------------------------------------- -------------- -------------- ------------- --------------


----------------------------------------------------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --            --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders'                               21            101            41
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                             --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                        --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Flexible Premium Universal Life                                    --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                   --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                            21            101            41
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                             --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                        --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Flexible Premium Universal Life                                    --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                   --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                        28,577        145,574        58,123
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                             --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                        --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Flexible Premium Universal Life                                    --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                   --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                          0.74           0.69          0.70
---------------------------------------------------------- -------------- -------------- ------------- ---------------



                             AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT
                             STATEMENT OF NET ASSETS
                             AS OF DECEMBER 31, 2002

                            (AMOUNTs IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                             SEGREGATED SUBACCOUNTS
                                                                                            Alger
                         Assets                                Alger        Alger Mid     Leveraged
                                                             Balanced      Cap Growth      All Cap

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
8,032 shares at net asset value of $11.29                             91             --            --
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $94)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
9,966 shares at net asset value of $12.45                             --            124            --
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $147)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
1,658 shares at net asset value of $20.85                             --             --            35
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $42)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                    91            124            35
---------------------------------------------------------- -------------- -------------- ------------- --------------


----------------------------------------------------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --            --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders'                               91            124            35
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                             --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                        --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Flexible Premium Universal Life                                    --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                   --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                            91            124            35
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                             --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                        --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Flexible Premium Universal Life                                    --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                   --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                       101,805        169,317        50,777
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                             --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                        --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Flexible Premium Universal Life                                    --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                   --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                          0.89           0.73          0.68
---------------------------------------------------------- -------------- -------------- ------------- ---------------



                             AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT
                             STATEMENT OF NET ASSETS
                             AS OF DECEMBER 31, 2002

                            (AMOUNTs IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                             SEGREGATED SUBACCOUNTS
                                                                            Federated     Federated
                         Assets                              Federated       Capital     High Income
                                                           International     Income          Bond

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
250 shares at net asset value of $4.58                                 1             --            --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $1)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
925 shares at net asset value of $7.52                                --              7            --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $7)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
7,066 shares at net asset value of $7.08                              --             --            50

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $50)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                     1              7            50
---------------------------------------------------------- -------------- -------------- ------------- --------------


----------------------------------------------------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --            --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders'                                1              7            50
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                             --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                        --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Flexible Premium Universal Life                                    --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                   --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                             1              7            50
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                             --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                        --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Flexible Premium Universal Life                                    --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                   --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                         1,517          9,774        51,124
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                             --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                        --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Flexible Premium Universal Life                                    --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                   --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                          0.76           0.71          0.98
---------------------------------------------------------- -------------- -------------- ------------- ---------------




                             AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT
                             STATEMENT OF NET ASSETS
                             AS OF DECEMBER 31, 2002

                            (AMOUNTs IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                             SEGREGATED SUBACCOUNTS
                         Assets                              Federated      Federated
                                                           Growth Strat   Equity Income

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
1,253 shares at net asset value of $13.00                             16             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $19)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
2,479 shares at net asset value of $9.73                              --             24

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $26)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                    16             24
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders'                               16             24
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                             --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                        --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Flexible Premium Universal Life                                    --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                   --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                            16             24
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                             --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                        --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Flexible Premium Universal Life                                    --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                   --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                        22,011         30,278
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                             --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                        --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Flexible Premium Universal Life                                    --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                   --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                          0.73           0.80
---------------------------------------------------------- -------------- -------------- ------------- ---------------




                      AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT
                             STATEMENT OF NET ASSETS
                             AS OF DECEMBER 31, 2002

                    (AMOUNTs IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                             SEGREGATED SUBACCOUNTS
                         Assets                              Fidelity       Fidelity       Fidelity      Fidelity
                                                           Growth & Inc   Equity Income     Growth      High Income

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
53,772 shares at net asset value of $10.86                           584             --            --             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $748)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
204,259 shares at net asset value of $18.16                           --          3,709            --             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $4,546)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
392,782 shares at net asset value of $23.44                           --             --         9,207             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $15,210)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
91,760 shares at net asset value of $5.93                             --             --            --            544

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $649)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                   584          3,709         9,207            544
---------------------------------------------------------- -------------- -------------- ------------- --------------


----------------------------------------------------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --            --              --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders'                              584          3,709         9,207             544
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                             41          2,516         4,509             372
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                       533          1,170         4,644             172
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Flexible Premium Universal Life                                    --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                   10             23            54              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                            --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                         55,812      1,297,036     2,660,528         357,829
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                   602,392      1,148,243     5,247,133         235,568
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Flexible Premium Universal Life                                    --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                  829          1,079         1,985              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                            --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                           0.74           1.94          1.69            1.04
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                      0.88           1.02          0.88            0.73
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Flexible Premium Universal Life                                    --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                12.34          21.40         27.38              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                            --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------



                             AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT
                             STATEMENT OF NET ASSETS
                             AS OF DECEMBER 31, 2002

                            (AMOUNTs IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                             SEGREGATED SUBACCOUNTS
                         Assets                              Fidelity       Fidelity       Fidelity      Fidelity
                                                           Money Market     Overseas     Invest. Bond    Asset Mgr

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
854,425 shares at net asset value of $1.00                           854             --            --             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $854)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
101,373 shares at net asset value of $10.98                           --          1,113            --             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $1,874)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
39,963 shares at net asset value of $13.70                            --             --           547             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $511)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
102,007 shares at net asset value of $12.75                           --             --            --          1,301

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $1,604)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                   854          1,113           547          1,301
---------------------------------------------------------- -------------- -------------- ------------- --------------


----------------------------------------------------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --            --              --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders'                              854          1,113           547           1,301
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                            361            690           186             919
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                       445            405           307             382
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Flexible Premium Universal Life                                    --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                   48             18            54              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                            --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                        254,524        681,904       109,565         619,561
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                   390,636        526,194       239,826         388,963
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Flexible Premium Universal Life                                    --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                               45,537          1,357         3,423              13
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                            --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                           1.42           1.01          1.69            1.48
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                      1.14           0.77          1.28            0.98
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Flexible Premium Universal Life                                    --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                 1.06          13.57         15.75           15.27
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                            --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------


                             AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT
                             STATEMENT OF NET ASSETS
                             AS OF DECEMBER 31, 2002

                            (AMOUNTs IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                             SEGREGATED SUBACCOUNTS
                                                                                           Fidelity
                         Assets                              Fidelity       Fidelity      Asset Mgr
                                                             Index 500     Contra Fund      Growth

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
124,294 shares at net asset value of $99.92                       12,419             --            --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $16,153)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
320,283 shares at net asset value of $18.10                           --          5,797            --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $7,054)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
94,707 shares at net asset value of $10.33                            --             --           978

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $1,279)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                12,419          5,797           978
---------------------------------------------------------- -------------- -------------- ------------- --------------


----------------------------------------------------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --            --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders'                           12,419          5,797           978
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                          5,980          2,330           407
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                     6,301          3,414           570
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Flexible Premium Universal Life                                    19             12            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                  119             41             1
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                            --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                      3,035,371      1,183,360       289,691
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                 7,107,491      2,964,159       626,606
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Flexible Premium Universal Life                                28,952         14,476            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                1,068          1,925            97
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                            --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                           1.97           1.97          1.40
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                      0.89           1.15          0.91
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Flexible Premium Universal Life                                  0.64           0.80            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                               111.59          21.06         12.24
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                            --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------



                             AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT
                             STATEMENT OF NET ASSETS
                             AS OF DECEMBER 31, 2002

                            (AMOUNTs IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                             SEGREGATED SUBACCOUNTS
                                                                            Fidelity
                         Assets                              Fidelity      Growth Opp      Fidelity
                                                           Balanced Port      Port       MidCap Port

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
28,373 shares at net asset value of $12.16                           345             --            --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $388)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
112,854 shares at net asset value of $11.71                           --          1,322            --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $1,967)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
347,500 shares at net asset value of $17.51                           --             --         6,085

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $6,461)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                   345          1,322         6,085
---------------------------------------------------------- -------------- -------------- ------------- --------------


----------------------------------------------------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --            --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders'                              345          1,322         6,085
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                             14             62         1,472
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                       326          1,240         4,543
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Flexible Premium Universal Life                                    --              8            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                    5             12            70
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                            --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                         16,966        117,472       935,740
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                   358,196      1,816,074     3,047,043
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Flexible Premium Universal Life                                    --         14,476            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                  406            935         4,055
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                            --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                           0.84           0.53          1.57
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                      0.91           0.68          1.49
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Flexible Premium Universal Life                                    --           0.52            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                13.38          12.49         17.25
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                            --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------



                             AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT
                             STATEMENT OF NET ASSETS
                             AS OF DECEMBER 31, 2002

                            (AMOUNTs IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                             SEGREGATED SUBACCOUNTS
                                                             Fidelity       Fidelity
                         Assets                             Aggressive       Contra        Fidelity
                                                             Growth II       Fund II     Index 500 II

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
18,404 shares at net asset value of $6.01                            111             --            --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $124)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
15,194 shares at net asset value of $17.95                            --            273            --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $286)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
4,782 shares at net asset value of $99.29                             --             --           475

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $529)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                   111            273           475
---------------------------------------------------------- -------------- -------------- ------------- --------------


----------------------------------------------------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --            --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders'                              111            273           475
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                             --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                        --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Flexible Premium Universal Life                                    --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                   --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                           111            273           475
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                             --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                        --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Flexible Premium Universal Life                                    --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                   --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                       147,874        301,804       607,968
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                             --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                        --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Flexible Premium Universal Life                                    --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                   --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                          0.75           0.90          0.78
---------------------------------------------------------- -------------- -------------- ------------- ---------------



                             AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT
                             STATEMENT OF NET ASSETS
                             AS OF DECEMBER 31, 2002

                            (AMOUNTs IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                             SEGREGATED SUBACCOUNTS
                         Assets                              Fidelity       Fidelity
                                                           Growth Opp II    MidCap II

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
6,115 shares at net asset value of $11.64                             71             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $79)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
25,850 shares at net asset value of $17.39                            --            450

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $468)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                    71            450
---------------------------------------------------------- -------------- -------------- ------------- --------------


----------------------------------------------------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders'                               71            450
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                             --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                        --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Flexible Premium Universal Life                                    --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                   --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                            71            450
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                             --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                        --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Flexible Premium Universal Life                                    --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                   --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                        90,344        483,196
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                             --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                        --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Flexible Premium Universal Life                                    --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                   --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                          0.79           0.93
---------------------------------------------------------- -------------- -------------- ------------- ---------------





                             AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT
                             STATEMENT OF NET ASSETS
                             AS OF DECEMBER 31, 2002

                            (AMOUNTs IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                             SEGREGATED SUBACCOUNTS
                                                                             Invesco                      Invesco
                         Assets                               Invesco        Health        Invesco       Small Co.
                                                             Dynamics       Sciences      Technology      Growth

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
484 shares at net asset value of $8.54                                 4             --            --             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $5)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
4,360 shares at net asset value of $13.75                             --             60            --             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $67)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
3,594 shares at net asset value of $8.17                              --             --            29             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $36)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
714 shares at net asset value of $10.14                               --             --            --              7

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $7)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                     4             60            29              7
---------------------------------------------------------- -------------- -------------- ------------- --------------


----------------------------------------------------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --            --              --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders'                                4             60            29               7
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                             --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                        --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Flexible Premium Universal Life                                    --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                   --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                             4             60            29               7
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                             --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                        --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Flexible Premium Universal Life                                    --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                   --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                         6,014         78,283        54,448          10,209
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                             --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                        --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Flexible Premium Universal Life                                    --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                   --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                          0.69           0.76          0.54            0.71
---------------------------------------------------------- -------------- -------------- ------------- ---------------




                             AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT
                             STATEMENT OF NET ASSETS
                             AS OF DECEMBER 31, 2002

                            (AMOUNTs IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                             SEGREGATED SUBACCOUNTS
                                                                                                          Invesco
                         Assets                            Invesco Real      Invesco       Invesco       Financial
                                                            Estate Opp      Utilities      Telecom         Svcs.

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
1,895 shares at net asset value of $10.49                             20             --            --             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $20)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
3,830 shares at net asset value of $11.16                             --             43            --             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $52)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
1,756 shares at net asset value of $2.74                              --             --             5             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $5)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
1,167 shares at net asset value of $10.50                             --             --            --             12

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $14)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                    20             43             5             12
---------------------------------------------------------- -------------- -------------- ------------- --------------


----------------------------------------------------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --            --              --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders'                               20             43             5              12
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                             --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                        --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Flexible Premium Universal Life                                    --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                   --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                            20             43             5              12
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                             --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                        --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Flexible Premium Universal Life                                    --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                   --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                        18,544         59,157        10,405          14,285
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                             --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                        --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Flexible Premium Universal Life                                    --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                   --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                          1.07           0.72          0.46            0.86
---------------------------------------------------------- -------------- -------------- ------------- ---------------




                             AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT
                             STATEMENT OF NET ASSETS
                             AS OF DECEMBER 31, 2002

                            (AMOUNTs IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                             SEGREGATED SUBACCOUNTS
                                                                                                            MFS
                         Assets                            MFS Emerging    MFS Capital                   Investors
                                                              Growth         Opport      MFS Research      Trust

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
2,537 shares at net asset value of $11.91                             30             --            --             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $36)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
3,637 shares at net asset value of $9.53                              --             35            --             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $38)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
919 shares at net asset value of $10.78                               --             --            10             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $12)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
4,416 shares at net asset value of $13.47                             --             --            --             59

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $70)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                    30             35            10             59
---------------------------------------------------------- -------------- -------------- ------------- --------------


----------------------------------------------------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --            --              --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders'                               30             35            10              59
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                             --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                        --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Flexible Premium Universal Life                                    --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                   --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                            30             35            10              59
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                             --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                        --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Flexible Premium Universal Life                                    --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                   --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                        44,562         49,329        13,059          75,218
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                             --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                        --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Flexible Premium Universal Life                                    --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                   --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                          0.68           0.70          0.76            0.79
---------------------------------------------------------- -------------- -------------- ------------- ---------------





                             AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT
                             STATEMENT OF NET ASSETS
                             AS OF DECEMBER 31, 2002

                            (AMOUNTs IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                             SEGREGATED SUBACCOUNTS
                                                                          T Rowe Price      T Rowe
                         Assets                            T Rowe Price   International   Price Ltd    T Rowe Price
                                                           Equity Income      Stock       Term Bond    MidCap Growth

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
87,659 shares at net asset value of $16.36                         1,434             --            --             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $1,616)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
25,826 shares at net asset value of $9.26                             --            239            --             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $342)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
26,519 shares at net asset value of $5.08                             --             --           135             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $134)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
132,674 shares at net asset value of $14.38                           --             --            --          1,908

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $2,290)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                 1,434            239           135          1,908
---------------------------------------------------------- -------------- -------------- ------------- --------------


----------------------------------------------------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --            --              --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders'                            1,434            239           135           1,908
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                            238             19            --              90
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                       768            194            --           1,577
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Flexible Premium Universal Life                                    13             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                   16              1            --              48
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                           399             25           135             193
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                        268,252         30,024            --          96,401
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                   708,526        270,129            --       1,137,558
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Flexible Premium Universal Life                                14,476             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                  967             95            --           3,410
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                       462,772         32,133       126,377         231,500
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                           0.89           0.64            --            0.93
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                      1.08           0.72            --            1.39
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Flexible Premium Universal Life                                  0.88             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                17.02           9.32            --           13.99
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                          0.86           0.79          1.06            0.83
---------------------------------------------------------- -------------- -------------- ------------- ---------------


                             AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT
                             STATEMENT OF NET ASSETS
                             AS OF DECEMBER 31, 2002

                            (AMOUNTs IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                             SEGREGATED SUBACCOUNTS
                         Assets                                             AN Equity                    AN Money
                                                             AN Growth       Income      AN Balanced      Market

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
5,655,071 shares at net asset value of $1.15                       6,503             --            --             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $9,400)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
3,173,992 shares at net asset value of $1.30                          --          4,126            --             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $5,228)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
1,523,320 shares at net asset value of $1.20                          --             --         1,828             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $2,140)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
693,581 shares at net asset value of $1.00                            --             --            --            694

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $694)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                 6,503          4,126         1,828            694
---------------------------------------------------------- -------------- -------------- ------------- --------------


----------------------------------------------------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --            --              --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders'                            6,503          4,126         1,828             694
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                          3,696          2,514           968              69
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                     2,695          1,452           719             329
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Flexible Premium Universal Life                                    --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                    5              7             4              13
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                           107            153           137             283
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                      2,189,632      1,085,663       463,353          50,105
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                 3,410,773      1,275,770       665,550         300,068
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Flexible Premium Universal Life                                    --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                4,592          4,824         3,120          12,768
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                       144,619        186,632       148,955         281,071
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                           1.69           2.32          2.09            1.39
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                      0.79           1.14          1.08            1.10
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Flexible Premium Universal Life                                    --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                 1.19           1.51          1.41            1.04
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                          0.74           0.82          0.92            1.01
---------------------------------------------------------- -------------- -------------- ------------- ---------------



                             AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT
                             STATEMENT OF NET ASSETS
                             AS OF DECEMBER 31, 2002

                            (AMOUNTs IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                             SEGREGATED SUBACCOUNTS
                                                                                              AN            AN
                         Assets                                              AN High      Small/Mid    International
                                                           AN Gov't Bond   Yield Bond        Cap           Stock

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
411,509 shares at net asset value of $1.09                           449             --            --             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $454)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
53,290 shares at net asset value of $0.77                             --             41            --             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $46)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
2,051,843 shares at net asset value of $0.13                          --             --           267             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $443)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
35,394 shares at net asset value of $0.49                             --             --            --             17

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $20)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                   449             41           267             17
---------------------------------------------------------- -------------- -------------- ------------- --------------


----------------------------------------------------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --            --              --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders'                              449             41           267              17
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                             60             --            22              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                       238             24           236              12
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Flexible Premium Universal Life                                    --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                   --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                           151             17             9               5
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                         53,892             --       167,380             792
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                   195,515         25,445     1,776,835          22,926
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Flexible Premium Universal Life                                    --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                  238             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                       138,313         18,354        20,239           6,749
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                           1.11             --          0.13            0.51
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                      1.22           0.95          0.13            0.51
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Flexible Premium Universal Life                                    --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                 1.23             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                          1.09           0.92          0.43            0.77
---------------------------------------------------------- -------------- -------------- ------------- ---------------




                             AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT
                             STATEMENT OF OPERATIONS
                          year ended DECEMBER 31, 2002

                             (AMOUNTS IN THOUSANDS)
                             SEGREGATED SUBACCOUNTS
                                                                                            Alger
                       Operations                           Alger Small                    Income &
                                                                Cap       Alger Growth      Growth

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
Investment income (loss)
----------------------------------------------------------
----------------------------------------------------------
   Investment income distributions from underlying                --             --            --
   mutual fund
----------------------------------------------------------
   Mortality and expense charges
----------------------------------------------------------
     Investrac Gold Variable Universal Life                       --             --            --
----------------------------------------------------------
     Investrac Advantage Variable Universal Life                  --             --            --
----------------------------------------------------------
     Flexible Premium Universal Life                              --             --            --
----------------------------------------------------------
     Survivor Variable Universal Life                             --             --            --
----------------------------------------------------------
     WealthQuest III Variable Universal Life                      --             --            --
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
               Investment income (loss) - net                     --             --            --
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Realized and unrealized gains (losses) on investments -
net
----------------------------------------------------------
   Realized gain distributions from underlying mutual
   fund                                                           --             --            --
----------------------------------------------------------

----------------------------------------------------------
   Realized gains (losses) on sales of investments                (2)            --            (1)
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net realized gains (losses) on investments                   (2)            --            (1)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
   Net change in unrealized appreciation or depreciation          --            (22)           (6)
   of investments
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net gains (losses) on investments                            (2)           (22)           (7)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Net increase (decrease) in net assets resulting from              (2)           (22)           (7)
operations
========================================================== ============== ============== ============= ==============


                             AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT
                             STATEMENT OF OPERATIONS
                          year ended DECEMBER 31, 2002

                             (AMOUNTS IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
---------------------------------------------------------------------------------------------------------------------
                       Operations                              Alger        Alger Mid       Alger
                                                                                          Leveraged
                                                             Balanced      Cap Growth      All Cap

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
Investment income (loss)
----------------------------------------------------------
----------------------------------------------------------
   Investment income distributions from underlying                --             --            --
   mutual fund
----------------------------------------------------------
   Mortality and expense charges
----------------------------------------------------------
     Investrac Gold Variable Universal Life                       --             --            --
----------------------------------------------------------
     Investrac Advantage Variable Universal Life                  --             --            --
----------------------------------------------------------
     Flexible Premium Universal Life                              --             --            --
----------------------------------------------------------
     Survivor Variable Universal Life                             --             --            --
----------------------------------------------------------
     WealthQuest III Variable Universal Life                      --             (1)           --
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
               Investment income (loss) - net                     --             (1)           --
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Realized and unrealized gains (losses) on investments -
net
----------------------------------------------------------
   Realized gain distributions from underlying mutual
   fund                                                           --             --            --
----------------------------------------------------------

----------------------------------------------------------
   Realized gains (losses) on sales of investments                --             (1)           (1)
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net realized gains (losses) on investments                   --             (1)           (1)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
   Net change in unrealized appreciation or depreciation          (4)           (24)           (7)
   of investments
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net gains (losses) on investments                            (4)           (25)           (8)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Net increase (decrease) in net assets resulting from              (4)           (26)           (8)
operations
========================================================== ============== ============== ============= ==============



                             AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT
                             STATEMENT OF OPERATIONS
                          year ended DECEMBER 31, 2002

                             (AMOUNTS IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
---------------------------------------------------------------------------------------------------------------------
                       Operations                            Federated      Federated     Federated
                                                                             Capital     High Income
                                                           International     Income          Bond

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
Investment income (loss)
----------------------------------------------------------
----------------------------------------------------------
   Investment income distributions from underlying                --             --             1
   mutual fund
----------------------------------------------------------
   Mortality and expense charges
----------------------------------------------------------
     Investrac Gold Variable Universal Life                       --             --            --
----------------------------------------------------------
     Investrac Advantage Variable Universal Life                  --             --            --
----------------------------------------------------------
     Flexible Premium Universal Life                              --             --            --
----------------------------------------------------------
     Survivor Variable Universal Life                             --             --            --
----------------------------------------------------------
     WealthQuest III Variable Universal Life                      --             --            --
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
               Investment income (loss) - net                     --             --             1
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Realized and unrealized gains (losses) on investments -
net
----------------------------------------------------------
   Realized gain distributions from underlying mutual             --             --            --
   fund
----------------------------------------------------------

----------------------------------------------------------
   Realized gains (losses) on sales of investments                --             --            --
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net realized gains (losses) on investments                   --             --            --
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
   Net change in unrealized appreciation or depreciation          --             --            --
   of investments
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net gains (losses) on investments                            --             --            --
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Net increase (decrease) in net assets resulting from              --             --             1
operations
========================================================== ============== ============== ============= ==============



                             AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT
                             STATEMENT OF OPERATIONS
                          year ended DECEMBER 31, 2002

                             (AMOUNTS IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
---------------------------------------------------------------------------------------------------------------------
                       Operations                            Federated      Federated
                                                           Growth Strat   Equity Income

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
Investment income (loss)
----------------------------------------------------------
----------------------------------------------------------
   Investment income distributions from underlying                --             --
   mutual fund
----------------------------------------------------------
   Mortality and expense charges
----------------------------------------------------------
     Investrac Gold Variable Universal Life                       --             --
----------------------------------------------------------
     Investrac Advantage Variable Universal Life                  --             --
----------------------------------------------------------
     Flexible Premium Universal Life                              --             --
----------------------------------------------------------
     Survivor Variable Universal Life                             --             --
----------------------------------------------------------
     WealthQuest III Variable Universal Life                      --             --
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
               Investment income (loss) - net                     --             --
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Realized and unrealized gains (losses) on investments -
net
----------------------------------------------------------
   Realized gain distributions from underlying mutual
   fund                                                           --             --
----------------------------------------------------------

----------------------------------------------------------
   Realized gains (losses) on sales of investments                --             --
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net realized gains (losses) on investments                   --             --
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
   Net change in unrealized appreciation or depreciation          (3)            (2)
   of investments
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net gains (losses) on investments                            (3)            (2)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Net increase (decrease) in net assets resulting from              (3)            (2)
operations
========================================================== ============== ============== ============= ==============



                             AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT
                             STATEMENT OF OPERATIONS
                          year ended DECEMBER 31, 2002

                             (AMOUNTS IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
---------------------------------------------------------------------------------------------------------------------
                       Operations                            Fidelity       Fidelity       Fidelity      Fidelity
                                                           Growth & Inc   Equity Income     Growth      High Income

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
Investment income (loss)
----------------------------------------------------------
----------------------------------------------------------
   Investment income distributions from underlying                 8             69            24             69
   mutual fund
----------------------------------------------------------
   Mortality and expense charges
----------------------------------------------------------
     Investrac Gold Variable Universal Life                       --            (25)          (47)            (3)
----------------------------------------------------------
     Investrac Advantage Variable Universal Life                  (7)           (15)          (59)            (2)
----------------------------------------------------------
     Flexible Premium Universal Life                              --             --            --             --
----------------------------------------------------------
     Survivor Variable Universal Life                             --             --            (1)            --
----------------------------------------------------------
     WealthQuest III Variable Universal Life                      --             --            --             --
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
               Investment income (loss) - net                      1             29           (83)            64
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Realized and unrealized gains (losses) on investments -
net
----------------------------------------------------------
   Realized gain distributions from underlying mutual
   fund                                                           --             93            --             --
----------------------------------------------------------

----------------------------------------------------------
   Realized gains (losses) on sales of investments               (37)           (74)         (230)          (177)
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net realized gains (losses) on investments                  (37)            19          (230)          (177)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
   Net change in unrealized appreciation or depreciation         (84)          (730)       (3,481)           127
   of investments
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net gains (losses) on investments                          (121)          (711)       (3,711)           (50)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Net increase (decrease) in net assets resulting from            (120)          (682)       (3,794)            14
operations
========================================================== ============== ============== ============= ==============



                             AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT
                             STATEMENT OF OPERATIONS
                          year ended DECEMBER 31, 2002

                             (AMOUNTS IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
---------------------------------------------------------------------------------------------------------------------
                       Operations                            Fidelity       Fidelity       Fidelity      Fidelity
                                                           Money Market     Overseas     Invest. Bond    Asset Mgr

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
Investment income (loss)
----------------------------------------------------------
----------------------------------------------------------
   Investment income distributions from underlying                13              9            12             50
   mutual fund
----------------------------------------------------------
   Mortality and expense charges
----------------------------------------------------------
     Investrac Gold Variable Universal Life                       (4)            (7)           (1)            (9)
----------------------------------------------------------
     Investrac Advantage Variable Universal Life                  (4)            (5)           (3)            (4)
----------------------------------------------------------
     Flexible Premium Universal Life                              --             --            --             --
----------------------------------------------------------
     Survivor Variable Universal Life                             --             --            --             --
----------------------------------------------------------
     WealthQuest III Variable Universal Life                      --             --            --             --
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
               Investment income (loss) - net                      5             (3)            8             37
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Realized and unrealized gains (losses) on investments -
net
----------------------------------------------------------
   Realized gain distributions from underlying mutual
   fund                                                           --             --            --             --
----------------------------------------------------------

----------------------------------------------------------
   Realized gains (losses) on sales of investments                --            (89)            5            (33)
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net realized gains (losses) on investments                   --            (89)            5            (33)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
   Net change in unrealized appreciation or depreciation          --           (194)           26           (139)
   of investments
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net gains (losses) on investments                            --           (283)           31           (172)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Net increase (decrease) in net assets resulting from               5           (286)           39           (135)
operations
========================================================== ============== ============== ============= ==============



                             AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT
                             STATEMENT OF OPERATIONS
                          year ended DECEMBER 31, 2002

                             (AMOUNTS IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
---------------------------------------------------------------------------------------------------------------------
                       Operations                            Fidelity       Fidelity       Fidelity
                                                                                          Asset Mgr
                                                             Index 500     Contra Fund      Growth

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
Investment income (loss)
----------------------------------------------------------
----------------------------------------------------------
   Investment income distributions from underlying               165             46            26
   mutual fund
----------------------------------------------------------
   Mortality and expense charges
----------------------------------------------------------
     Investrac Gold Variable Universal Life                      (59)           (22)           (4)
----------------------------------------------------------
     Investrac Advantage Variable Universal Life                 (79)           (41)           (7)
----------------------------------------------------------
     Flexible Premium Universal Life                              --             --            --
----------------------------------------------------------
     Survivor Variable Universal Life                             (1)            --            --
----------------------------------------------------------
     WealthQuest III Variable Universal Life                      --             --            --
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
               Investment income (loss) - net                     26            (17)           15
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Realized and unrealized gains (losses) on investments -
net
----------------------------------------------------------
   Realized gain distributions from underlying mutual
   fund                                                           --             --            --
----------------------------------------------------------

----------------------------------------------------------
   Realized gains (losses) on sales of investments              (137)           (98)          (46)
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net realized gains (losses) on investments                 (137)           (98)          (46)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
   Net change in unrealized appreciation or depreciation      (3,353)          (512)         (143)
   of investments
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net gains (losses) on investments                        (3,490)          (610)         (189)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Net increase (decrease) in net assets resulting from          (3,464)          (627)         (174)
operations
========================================================== ============== ============== ============= ==============



                             AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT
                             STATEMENT OF OPERATIONS
                          year ended DECEMBER 31, 2002

                             (AMOUNTS IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
---------------------------------------------------------------------------------------------------------------------
                       Operations                            Fidelity       Fidelity       Fidelity
                                                                           Growth Opp
                                                           Balanced Port      Port       MidCap Port

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
Investment income (loss)
----------------------------------------------------------
----------------------------------------------------------
   Investment income distributions from underlying                 8             13            51
   mutual fund
----------------------------------------------------------
   Mortality and expense charges
----------------------------------------------------------
     Investrac Gold Variable Universal Life                       --             (1)          (13)
----------------------------------------------------------
     Investrac Advantage Variable Universal Life                  (4)           (15)          (53)
----------------------------------------------------------
     Flexible Premium Universal Life                              --             --            --
----------------------------------------------------------
     Survivor Variable Universal Life                             --             --            (1)
----------------------------------------------------------
     WealthQuest III Variable Universal Life                      --             --            --
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
               Investment income (loss) - net                      4             (3)          (16)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Realized and unrealized gains (losses) on investments -
net
----------------------------------------------------------
   Realized gain distributions from underlying mutual
   fund                                                           --             --            --
----------------------------------------------------------

----------------------------------------------------------
   Realized gains (losses) on sales of investments                (4)           (52)           (4)
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net realized gains (losses) on investments                   (4)           (52)           (4)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
   Net change in unrealized appreciation or depreciation         (31)          (291)         (665)
   of investments
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net gains (losses) on investments                           (35)          (343)         (669)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Net increase (decrease) in net assets resulting from             (31)          (346)         (685)
operations
========================================================== ============== ============== ============= ==============



                             AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT
                             STATEMENT OF OPERATIONS
                          year ended DECEMBER 31, 2002

                             (AMOUNTS IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
---------------------------------------------------------------------------------------------------------------------
                       Operations                            Fidelity       Fidelity       Fidelity
                                                            Aggressive       Contra
                                                             Growth II       Fund II     Index 500 II

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
Investment income (loss)
----------------------------------------------------------
----------------------------------------------------------
   Investment income distributions from underlying                --             --              1
   mutual fund
----------------------------------------------------------
   Mortality and expense charges
----------------------------------------------------------
     Investrac Gold Variable Universal Life                       --             --            --
----------------------------------------------------------
     Investrac Advantage Variable Universal Life                  --             --            --
----------------------------------------------------------
     Flexible Premium Universal Life                              --             --            --
----------------------------------------------------------
     Survivor Variable Universal Life                             --             --            --
----------------------------------------------------------
     WealthQuest III Variable Universal Life                      --             (1)           (2)
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
               Investment income (loss) - net                     --             (1)           (1)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Realized and unrealized gains (losses) on investments -
net
----------------------------------------------------------
   Realized gain distributions from underlying mutual
   fund                                                           --             --            --
----------------------------------------------------------

----------------------------------------------------------
   Realized gains (losses) on sales of investments                (1)            (1)           (1)
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net realized gains (losses) on investments                   (1)            (1)           (1)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
   Net change in unrealized appreciation or depreciation         (13)           (14)          (55)
   of investments
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net gains (losses) on investments                           (14)           (15)          (56)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Net increase (decrease) in net assets resulting from             (14)           (16)          (57)
operations
========================================================== ============== ============== ============= ==============



                             AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT
                             STATEMENT OF OPERATIONS
                          year ended DECEMBER 31, 2002

                             (AMOUNTS IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
---------------------------------------------------------------------------------------------------------------------
                       Operations                            Fidelity       Fidelity
                                                           Growth Opp II    MidCap II

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
Investment income (loss)
----------------------------------------------------------
----------------------------------------------------------
   Investment income distributions from underlying                --             --
   mutual fund
----------------------------------------------------------
   Mortality and expense charges
----------------------------------------------------------
     Investrac Gold Variable Universal Life                       --             --
----------------------------------------------------------
     Investrac Advantage Variable Universal Life                  --             --
----------------------------------------------------------
     Flexible Premium Universal Life                              --             --
----------------------------------------------------------
     Survivor Variable Universal Life                             --             --
----------------------------------------------------------
     WealthQuest III Variable Universal Life                      --             (1)
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
               Investment income (loss) - net                     --             (1)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Realized and unrealized gains (losses) on investments -
net
----------------------------------------------------------
   Realized gain distributions from underlying mutual
   fund                                                           --             --
----------------------------------------------------------

----------------------------------------------------------
   Realized gains (losses) on sales of investments                --             (1)
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net realized gains (losses) on investments                   --             (1)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
   Net change in unrealized appreciation or depreciation          (8)           (20)
   of investments
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net gains (losses) on investments                            (8)           (21)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Net increase (decrease) in net assets resulting from              (8)           (22)
operations
========================================================== ============== ============== ============= ==============


                             AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT
                             STATEMENT OF OPERATIONS
                          year ended DECEMBER 31, 2002

                             (AMOUNTS IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
---------------------------------------------------------------------------------------------------------------------
                       Operations                             Invesco        Invesco       Invesco        Invesco
                                                                             Health                      Small Co.
                                                             Dynamics       Sciences      Technology      Growth

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
Investment income (loss)
----------------------------------------------------------
----------------------------------------------------------
   Investment income distributions from underlying                --             --            --             --
   mutual fund
----------------------------------------------------------
   Mortality and expense charges
----------------------------------------------------------
     Investrac Gold Variable Universal Life                       --             --            --             --
----------------------------------------------------------
     Investrac Advantage Variable Universal Life                  --             --            --             --
----------------------------------------------------------
     Flexible Premium Universal Life                              --             --            --             --
----------------------------------------------------------
     Survivor Variable Universal Life                             --             --            --             --
----------------------------------------------------------
     WealthQuest III Variable Universal Life                      --             --            --             --
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
               Investment income (loss) - net                     --             --            --             --
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Realized and unrealized gains (losses) on investments -
net
----------------------------------------------------------
   Realized gain distributions from underlying mutual
   fund                                                           --             --            --             --
----------------------------------------------------------

----------------------------------------------------------
   Realized gains (losses) on sales of investments                --             --            (1)            (1)
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net realized gains (losses) on investments                   --             --            (1)            (1)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
   Net change in unrealized appreciation or depreciation          (1)            (7)           (7)            --
   of investments
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net gains (losses) on investments                            (1)            (7)           (8)            (1)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Net increase (decrease) in net assets resulting from              (1)            (7)           (8)            (1)
operations
========================================================== ============== ============== ============= ==============



                             AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT
                             STATEMENT OF OPERATIONS
                          year ended DECEMBER 31, 2002

                             (AMOUNTS IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
---------------------------------------------------------------------------------------------------------------------
                       Operations                          Invesco Real      Invesco       Invesco        Invesco
                                                                                                         Financial
                                                            Estate Opp      Utilities      Telecom         Svcs.

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
Investment income (loss)
----------------------------------------------------------
----------------------------------------------------------
   Investment income distributions from underlying                --             --            --             --
   mutual fund
----------------------------------------------------------
   Mortality and expense charges
----------------------------------------------------------
     Investrac Gold Variable Universal Life                       --             --            --             --
----------------------------------------------------------
     Investrac Advantage Variable Universal Life                  --             --            --             --
----------------------------------------------------------
     Flexible Premium Universal Life                              --             --            --             --
----------------------------------------------------------
     Survivor Variable Universal Life                             --             --            --             --
----------------------------------------------------------
     WealthQuest III Variable Universal Life                      --             --            --             --
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
               Investment income (loss) - net                     --             --            --             --
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Realized and unrealized gains (losses) on investments -
net
----------------------------------------------------------
   Realized gain distributions from underlying mutual
   fund                                                           --             --            --             --
----------------------------------------------------------

----------------------------------------------------------
   Realized gains (losses) on sales of investments                --             (1)           --             --
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net realized gains (losses) on investments                   --             (1)           --             --
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
   Net change in unrealized appreciation or depreciation          --             (9)           --             (2)
   of investments
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net gains (losses) on investments                            --            (10)           --             (2)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Net increase (decrease) in net assets resulting from              --            (10)           --             (2)
operations
========================================================== ============== ============== ============= ==============



                             AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT
                             STATEMENT OF OPERATIONS
                          year ended DECEMBER 31, 2002

                             (AMOUNTS IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
---------------------------------------------------------------------------------------------------------------------
                       Operations                          MFS Emerging    MFS Capital   MFS Research       MFS
                                                                                                         Investors
                                                              Growth         Opport                        Trust

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
Investment income (loss)
----------------------------------------------------------
----------------------------------------------------------
   Investment income distributions from underlying                --             --            --             --
   mutual fund
----------------------------------------------------------
   Mortality and expense charges
----------------------------------------------------------
     Investrac Gold Variable Universal Life                       --             --            --             --
----------------------------------------------------------
     Investrac Advantage Variable Universal Life                  --             --            --             --
----------------------------------------------------------
     Flexible Premium Universal Life                              --             --            --             --
----------------------------------------------------------
     Survivor Variable Universal Life                             --             --            --             --
----------------------------------------------------------
     WealthQuest III Variable Universal Life                      --             --            --             --
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
               Investment income (loss) - net                     --             --            --             --
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Realized and unrealized gains (losses) on investments -
net
----------------------------------------------------------
   Realized gain distributions from underlying mutual
   fund                                                           --             --            --             --
----------------------------------------------------------

----------------------------------------------------------
   Realized gains (losses) on sales of investments                --             --            --             --
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net realized gains (losses) on investments                   --             --            --             --
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
   Net change in unrealized appreciation or depreciation          (6)            (4)           (2)           (12)
   of investments
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net gains (losses) on investments                            (6)            (4)           (2)           (12)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Net increase (decrease) in net assets resulting from              (6)            (4)           (2)           (12)
operations
========================================================== ============== ============== ============= ==============


                             AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT
                             STATEMENT OF OPERATIONS
                          year ended DECEMBER 31, 2002

                             (AMOUNTS IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
---------------------------------------------------------------------------------------------------------------------
                       Operations                          T Rowe Price   T Rowe Price      T Rowe     T Rowe Price
                                                                          International   Price Ltd
                                                           Equity Income      Stock       Term Bond    MidCap Growth

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
Investment income (loss)
----------------------------------------------------------
----------------------------------------------------------
   Investment income distributions from underlying                22              3             4             --
   mutual fund
----------------------------------------------------------
   Mortality and expense charges
----------------------------------------------------------
     Investrac Gold Variable Universal Life                       (2)            --            --             (1)
----------------------------------------------------------
     Investrac Advantage Variable Universal Life                 (10)            (2)           --            (20)
----------------------------------------------------------
     Flexible Premium Universal Life                              --             --            --             --
----------------------------------------------------------
     Survivor Variable Universal Life                             --             --            --             --
----------------------------------------------------------
     WealthQuest III Variable Universal Life                      (2)            --            (1)            (1)
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
               Investment income (loss) - net                      8              1             3            (22)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Realized and unrealized gains (losses) on investments -
net
----------------------------------------------------------
   Realized gain distributions from underlying mutual
   fund                                                            1             --            --             --
----------------------------------------------------------

----------------------------------------------------------
   Realized gains (losses) on sales of investments               (13)           (23)           --             (8)
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net realized gains (losses) on investments                  (12)           (23)           --             (8)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
   Net change in unrealized appreciation or depreciation        (188)           (25)            1           (425)
   of investments
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net gains (losses) on investments                          (200)           (48)            1           (433)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Net increase (decrease) in net assets resulting from            (192)           (47)            4           (455)
operations
========================================================== ============== ============== ============= ==============



                             AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT
                             STATEMENT OF OPERATIONS
                          year ended DECEMBER 31, 2002

                             (AMOUNTS IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
---------------------------------------------------------------------------------------------------------------------
                       Operations                            AN Growth      AN Equity    AN Balanced     AN Money
                                                                             Income                       Market

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
Investment income (loss)
----------------------------------------------------------
----------------------------------------------------------
   Investment income distributions from underlying                47             70            58              5
   mutual fund
----------------------------------------------------------
   Mortality and expense charges
----------------------------------------------------------
     Investrac Gold Variable Universal Life                      (39)           (25)           (9)            --
----------------------------------------------------------
     Investrac Advantage Variable Universal Life                 (34)           (18)           (8)            (3)
----------------------------------------------------------
     Flexible Premium Universal Life                              --             --            --             --
----------------------------------------------------------
     Survivor Variable Universal Life                             --             --            --             --
----------------------------------------------------------
     WealthQuest III Variable Universal Life                      --             (1)           (1)            (2)
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
               Investment income (loss) - net                    (26)            26            40             --
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Realized and unrealized gains (losses) on investments -
net
----------------------------------------------------------
   Realized gain distributions from underlying mutual
   fund                                                           --            179            17             --
----------------------------------------------------------

----------------------------------------------------------
   Realized gains (losses) on sales of investments              (129)           (52)          (13)            --
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net realized gains (losses) on investments                 (129)           127             4             --
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
   Net change in unrealized appreciation or depreciation      (2,280)          (868)         (182)            --
   of investments
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net gains (losses) on investments                        (2,409)          (741)         (178)            --
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Net increase (decrease) in net assets resulting from          (2,435)          (715)         (138)            --
operations
========================================================== ============== ============== ============= ==============


                             AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT
                             STATEMENT OF OPERATIONS
                          year ended DECEMBER 31, 2002

                             (AMOUNTS IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
---------------------------------------------------------------------------------------------------------------------
                       Operations                          AN Gov't Bond     AN High          AN            AN
                                                                                          Small/Mid    International
                                                                           Yield Bond        Cap           Stock

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
Investment income (loss)
----------------------------------------------------------
----------------------------------------------------------
   Investment income distributions from underlying                17              3            --             --
   mutual fund
----------------------------------------------------------
   Mortality and expense charges
----------------------------------------------------------
     Investrac Gold Variable Universal Life                       --             --            --             --
----------------------------------------------------------
     Investrac Advantage Variable Universal Life                  (1)            --            (2)            --
----------------------------------------------------------
     Flexible Premium Universal Life                              --             --            --             --
----------------------------------------------------------
     Survivor Variable Universal Life                             --             --            --             --
----------------------------------------------------------
     WealthQuest III Variable Universal Life                      (1)            --            --             --
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
               Investment income (loss) - net                     15              3            (2)            --
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Realized and unrealized gains (losses) on investments -
net
----------------------------------------------------------
   Realized gain distributions from underlying mutual
   fund                                                            1             --            --             --
----------------------------------------------------------

----------------------------------------------------------
   Realized gains (losses) on sales of investments                (1)            --           (62)            --
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net realized gains (losses) on investments                   --             --           (62)            --
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
   Net change in unrealized appreciation or depreciation           2             (3)          (86)            (2)
   of investments
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net gains (losses) on investments                             2             (3)         (148)            (2)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Net increase (decrease) in net assets resulting from              17             --          (150)            (2)
operations
========================================================== ============== ============== ============= ==============


                         AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        year ended DECEMBER 31, 2002

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                    Net Changes                       Alger Small   Alger Growth      Alger
                                                                                     Income &
                                                          Cap                         Growth

----------------------------------------------------- ------------- -------------- ------------- -------------
----------------------------------------------------- ------------- -------------- ------------- -------------
Operations
-----------------------------------------------------
-----------------------------------------------------
   Investment income (loss) - net                           --             --            --
-----------------------------------------------------
   Net realized gains (losses) on investments               (2)            --            (1)
-----------------------------------------------------
   Net change in unrealized appreciation or
   depreciation of investments                              --            (22)           (6)
-----------------------------------------------------

----------------------------------------------------- ------------- -------------- ------------- -------------
----------------------------------------------------- ------------- -------------- ------------- -------------
Net increase (decrease) in net assets resulting             (2)           (22)           (7)
from operations
----------------------------------------------------- ------------- -------------- ------------- -------------

-----------------------------------------------------
Policy transactions
-----------------------------------------------------
   Policy purchase payments:
-----------------------------------------------------
     Investrac Gold Variable Universal Life                 --             --            --
-----------------------------------------------------
     Investrac Advantage Variable Universal Life            --             --            --
-----------------------------------------------------
     Flexible Premium Universal Life                        --             --            --
-----------------------------------------------------
     Survivor Variable  Universal Life                      --             --            --
-----------------------------------------------------
     WealthQuest III Variable Universal Life                37            115            49
-----------------------------------------------------

-----------------------------------------------------
   Policy terminations, withdrawal payments and charges:
-----------------------------------------------------
     Investrac Gold Variable Universal Life                 --             --            --
-----------------------------------------------------
     Investrac Advantage Variable Universal Life            --             --            --
-----------------------------------------------------
     Flexible Premium Universal Life                        --             --            --
-----------------------------------------------------
     Survivor Variable  Universal Life                      --             --            --
-----------------------------------------------------
     WealthQuest III Variable Universal Life               (14)            (1)           (4)
-----------------------------------------------------

----------------------------------------------------- ------------- -------------- ------------- -------------
----------------------------------------------------- ------------- -------------- ------------- -------------
Increase (decrease) in net assets from                      23            114            45
policy transactions
----------------------------------------------------- ------------- -------------- ------------- -------------
----------------------------------------------------- ------------- -------------- ------------- -------------

-----------------------------------------------------
-----------------------------------------------------
Increase (decrease) in net assets                           21             92            38
-----------------------------------------------------

-----------------------------------------------------
Net assets at the beginning of year                         --              9             3
----------------------------------------------------- ------------- -------------- ------------- -------------
----------------------------------------------------- ------------- -------------- ------------- -------------

-----------------------------------------------------
-----------------------------------------------------
Net assets at the end of year                               21            101            41
===================================================== ============= ============== ============= =============



                         AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        year ended DECEMBER 31, 2002

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                    Net Changes                          Alger        Alger Mid       Alger
                                                                                    Leveraged
                                                        Balanced     Cap Growth      All Cap

----------------------------------------------------- ------------- -------------- ------------- -------------
----------------------------------------------------- ------------- -------------- ------------- -------------
Operations
-----------------------------------------------------
-----------------------------------------------------
   Investment income (loss) - net                           --             (1)           --
-----------------------------------------------------
   Net realized gains (losses) on investments               --             (1)           (1)
-----------------------------------------------------
   Net change in unrealized appreciation or
   depreciation of investments                              (4)           (24)           (7)
-----------------------------------------------------

----------------------------------------------------- ------------- -------------- ------------- -------------
----------------------------------------------------- ------------- -------------- ------------- -------------
Net increase (decrease) in net assets resulting             (4)           (26)           (8)
from operations
----------------------------------------------------- ------------- -------------- ------------- -------------

-----------------------------------------------------
Policy transactions
-----------------------------------------------------
   Policy purchase payments:
-----------------------------------------------------
     Investrac Gold Variable Universal Life                 --             --            --
-----------------------------------------------------
     Investrac Advantage Variable Universal Life            --             --            --
-----------------------------------------------------
     Flexible Premium Universal Life                        --             --            --
-----------------------------------------------------
     Survivor Variable  Universal Life                      --             --            --
-----------------------------------------------------
     WealthQuest III Variable Universal Life                97            149            40
-----------------------------------------------------

-----------------------------------------------------
   Policy terminations, withdrawal payments and charges:
-----------------------------------------------------
     Investrac Gold Variable Universal Life                 --             --            --
-----------------------------------------------------
     Investrac Advantage Variable Universal Life            --             --            --
-----------------------------------------------------
     Flexible Premium Universal Life                        --             --            --
-----------------------------------------------------
     Survivor Variable  Universal Life                      --             --            --
-----------------------------------------------------
     WealthQuest III Variable Universal Life                (2)            (9)           (3)
-----------------------------------------------------

----------------------------------------------------- ------------- -------------- ------------- -------------
----------------------------------------------------- ------------- -------------- ------------- -------------
Increase (decrease) in net assets from                      95            140            37
policy transactions
----------------------------------------------------- ------------- -------------- ------------- -------------
----------------------------------------------------- ------------- -------------- ------------- -------------

-----------------------------------------------------
-----------------------------------------------------
Increase (decrease) in net assets                           91            114            29
-----------------------------------------------------

-----------------------------------------------------
Net assets at the beginning of year                         --             10             6
----------------------------------------------------- ------------- -------------- ------------- -------------
----------------------------------------------------- ------------- -------------- ------------- -------------

-----------------------------------------------------
-----------------------------------------------------
Net assets at the end of year                               91            124            35
===================================================== ============= ============== ============= =============


                         AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        year ended DECEMBER 31, 2002

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                    Net Changes                        Federated      Federated     Federated
                                                                       Capital     High Income
                                                     International     Income          Bond

---------------------------------------------------- -------------- -------------- ------------- -------------
----------------------------------------------------- ------------- -------------- ------------- -------------
Operations
-----------------------------------------------------
-----------------------------------------------------
   Investment income (loss) - net                           --             --             1
-----------------------------------------------------
   Net realized gains (losses) on investments               --             --            --
-----------------------------------------------------
   Net change in unrealized appreciation or
   depreciation of investments                              --             --            --
-----------------------------------------------------

----------------------------------------------------- ------------- -------------- ------------- -------------
----------------------------------------------------- ------------- -------------- ------------- -------------
Net increase (decrease) in net assets resulting             --             --             1
from operations
----------------------------------------------------- ------------- -------------- ------------- -------------

-----------------------------------------------------
Policy transactions
-----------------------------------------------------
   Policy purchase payments:
-----------------------------------------------------
     Investrac Gold Variable Universal Life                 --             --            --
-----------------------------------------------------
     Investrac Advantage Variable Universal Life            --             --            --
-----------------------------------------------------
     Flexible Premium Universal Life                        --             --            --
-----------------------------------------------------
     Survivor Variable  Universal Life                      --             --            --
-----------------------------------------------------
     WealthQuest III Variable Universal Life                 1              7            46
-----------------------------------------------------

-----------------------------------------------------
   Policy terminations, withdrawal payments and charges:
-----------------------------------------------------
     Investrac Gold Variable Universal Life                 --             --            --
-----------------------------------------------------
     Investrac Advantage Variable Universal Life            --             --            --
-----------------------------------------------------
     Flexible Premium Universal Life                        --             --            --
-----------------------------------------------------
     Survivor Variable  Universal Life                      --             --            --
-----------------------------------------------------
     WealthQuest III Variable Universal Life                --             --            (2)
-----------------------------------------------------

----------------------------------------------------- ------------- -------------- ------------- -------------
----------------------------------------------------- ------------- -------------- ------------- -------------
Increase (decrease) in net assets from                       1              7            44
policy transactions
----------------------------------------------------- ------------- -------------- ------------- -------------
----------------------------------------------------- ------------- -------------- ------------- -------------

-----------------------------------------------------
-----------------------------------------------------
Increase (decrease) in net assets                            1              7            45
-----------------------------------------------------

-----------------------------------------------------
Net assets at the beginning of year                         --             --             5
----------------------------------------------------- ------------- -------------- ------------- -------------
----------------------------------------------------- ------------- -------------- ------------- -------------

-----------------------------------------------------
-----------------------------------------------------
Net assets at the end of year                                1              7            50
===================================================== ============= ============== ============= =============



                         AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        year ended DECEMBER 31, 2002

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                    Net Changes                        Federated      Federated
                                                     Growth Strat   Equity Income

---------------------------------------------------- -------------- -------------- ------------- -------------
----------------------------------------------------- ------------- -------------- ------------- -------------
Operations
-----------------------------------------------------
-----------------------------------------------------
   Investment income (loss) - net                           --             --
-----------------------------------------------------
   Net realized gains (losses) on investments               --             --
-----------------------------------------------------
   Net change in unrealized appreciation or
   depreciation of investments                              (3)            (2)
-----------------------------------------------------

----------------------------------------------------- ------------- -------------- ------------- -------------
----------------------------------------------------- ------------- -------------- ------------- -------------
Net increase (decrease) in net assets resulting             (3)            (2)
from operations
----------------------------------------------------- ------------- -------------- ------------- -------------

-----------------------------------------------------
Policy transactions
-----------------------------------------------------
   Policy purchase payments:
-----------------------------------------------------
     Investrac Gold Variable Universal Life                 --             --
-----------------------------------------------------
     Investrac Advantage Variable Universal Life            --             --
-----------------------------------------------------
     Flexible Premium Universal Life                        --             --
-----------------------------------------------------
     Survivor Variable  Universal Life                      --             --
-----------------------------------------------------
     WealthQuest III Variable Universal Life                16             23
-----------------------------------------------------

-----------------------------------------------------
   Policy terminations, withdrawal payments and charges:
-----------------------------------------------------
     Investrac Gold Variable Universal Life                 --             --
-----------------------------------------------------
     Investrac Advantage Variable Universal Life            --             --
-----------------------------------------------------
     Flexible Premium Universal Life                        --             --
-----------------------------------------------------
     Survivor Variable  Universal Life                      --             --
-----------------------------------------------------
     WealthQuest III Variable Universal Life                (1)            (1)
-----------------------------------------------------

----------------------------------------------------- ------------- -------------- ------------- -------------
----------------------------------------------------- ------------- -------------- ------------- -------------
Increase (decrease) in net assets from                      15             22
policy transactions
----------------------------------------------------- ------------- -------------- ------------- -------------
----------------------------------------------------- ------------- -------------- ------------- -------------

-----------------------------------------------------
-----------------------------------------------------
Increase (decrease) in net assets                           12             20
-----------------------------------------------------

-----------------------------------------------------
Net assets at the beginning of year                          4              4
----------------------------------------------------- ------------- -------------- ------------- -------------
----------------------------------------------------- ------------- -------------- ------------- -------------

-----------------------------------------------------
-----------------------------------------------------
Net assets at the end of year                               16             24
===================================================== ============= ============== ============= =============



                         AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        year ended DECEMBER 31, 2002

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                    Net Changes                         Fidelity      Fidelity       Fidelity      Fidelity
                                                      Growth & Inc  Equity Income     Growth     High Income

----------------------------------------------------- ------------- -------------- ------------- -------------
----------------------------------------------------- ------------- -------------- ------------- -------------
Operations
-----------------------------------------------------
-----------------------------------------------------
   Investment income (loss) - net                            1             29           (83)           64
-----------------------------------------------------
   Net realized gains (losses) on investments              (37)            19          (230)         (177)
-----------------------------------------------------
   Net change in unrealized appreciation or
   depreciation of investments                             (84)          (730)       (3,481)          127
-----------------------------------------------------

----------------------------------------------------- ------------- -------------- ------------- -------------
----------------------------------------------------- ------------- -------------- ------------- -------------
Net increase (decrease) in net assets resulting           (120)          (682)       (3,794)           14
from operations
----------------------------------------------------- ------------- -------------- ------------- -------------

-----------------------------------------------------
Policy transactions
-----------------------------------------------------
   Policy purchase payments:
-----------------------------------------------------
     Investrac Gold Variable Universal Life                  9            160           606            54
-----------------------------------------------------
     Investrac Advantage Variable Universal Life           125            190         1,489            47
-----------------------------------------------------
     Flexible Premium Universal Life                        --             --            --            --
-----------------------------------------------------
     Survivor Variable  Universal Life                      --             33            17            --
-----------------------------------------------------
     WealthQuest III Variable Universal Life                --             --            --            --
-----------------------------------------------------

-----------------------------------------------------
   Policy terminations, withdrawal payments and charges:
-----------------------------------------------------
     Investrac Gold Variable Universal Life                 (5)          (209)         (428)         (133)
-----------------------------------------------------
     Investrac Advantage Variable Universal Life           (63)           (68)          (62)          (80)
-----------------------------------------------------
     Flexible Premium Universal Life                        --             --            --            --
-----------------------------------------------------
     Survivor Variable  Universal Life                      (2)           (15)           (3)           (2)
-----------------------------------------------------
     WealthQuest III Variable Universal Life                --             --            --            --
-----------------------------------------------------

----------------------------------------------------- ------------- -------------- ------------- -------------
----------------------------------------------------- ------------- -------------- ------------- -------------
Increase (decrease) in net assets from                      64             91         1,619         (114)
policy transactions
----------------------------------------------------- ------------- -------------- ------------- -------------
----------------------------------------------------- ------------- -------------- ------------- -------------

-----------------------------------------------------
-----------------------------------------------------
Increase (decrease) in net assets                          (56)          (591)       (2,175)         (100)
-----------------------------------------------------

-----------------------------------------------------
Net assets at the beginning of year                        640          4,300        11,382           644
----------------------------------------------------- ------------- -------------- ------------- -------------
----------------------------------------------------- ------------- -------------- ------------- -------------

-----------------------------------------------------
-----------------------------------------------------
Net assets at the end of year                              584          3,709         9,207           544
===================================================== ============= ============== ============= =============



                         AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        year ended DECEMBER 31, 2002

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                    Net Changes                         Fidelity      Fidelity       Fidelity      Fidelity
                                                      Money Market    Overseas     Invest. Bond   Asset Mgr

----------------------------------------------------- ------------- -------------- ------------- -------------
----------------------------------------------------- ------------- -------------- ------------- -------------
Operations
-----------------------------------------------------
-----------------------------------------------------
   Investment income (loss) - net                            5             (3)            8            37
-----------------------------------------------------
   Net realized gains (losses) on investments               --            (89)            5           (33)
-----------------------------------------------------
   Net change in unrealized appreciation or
   depreciation of investments                              --           (194)           26          (139)
-----------------------------------------------------

----------------------------------------------------- ------------- -------------- ------------- -------------
----------------------------------------------------- ------------- -------------- ------------- -------------
Net increase (decrease) in net assets resulting              5           (286)           39          (135)
from operations
----------------------------------------------------- ------------- -------------- ------------- -------------

-----------------------------------------------------
Policy transactions
-----------------------------------------------------
   Policy purchase payments:
-----------------------------------------------------
     Investrac Gold Variable Universal Life                 71            105            54            96
-----------------------------------------------------
     Investrac Advantage Variable Universal Life           354            123           174            83
-----------------------------------------------------
     Flexible Premium Universal Life                        --             --            --            --
-----------------------------------------------------
     Survivor Variable  Universal Life                      28              4            56            --
-----------------------------------------------------
     WealthQuest III Variable Universal Life                --             --            --            --
-----------------------------------------------------

-----------------------------------------------------
   Policy terminations, withdrawal payments and charges:
-----------------------------------------------------
     Investrac Gold Variable Universal Life               (171)           (73)           (9)          (92)
-----------------------------------------------------
     Investrac Advantage Variable Universal Life          (278)           (41)          (57)          (18)
-----------------------------------------------------
     Flexible Premium Universal Life                        --             --            --            --
-----------------------------------------------------
     Survivor Variable  Universal Life                      (6)            (6)          (27)           (4)
-----------------------------------------------------
     WealthQuest III Variable Universal Life                --             --            --            --
-----------------------------------------------------

----------------------------------------------------- ------------- -------------- ------------- -------------
----------------------------------------------------- ------------- -------------- ------------- -------------
Increase (decrease) in net assets from                      (2)           112           191            65
policy transactions
----------------------------------------------------- ------------- -------------- ------------- -------------
----------------------------------------------------- ------------- -------------- ------------- -------------

-----------------------------------------------------
-----------------------------------------------------
Increase (decrease) in net assets                            3           (174)          230           (70)
-----------------------------------------------------

-----------------------------------------------------
Net assets at the beginning of year                        851          1,287           317         1,371
----------------------------------------------------- ------------- -------------- ------------- -------------
----------------------------------------------------- ------------- -------------- ------------- -------------

-----------------------------------------------------
-----------------------------------------------------
Net assets at the end of year                              854          1,113           547         1,301
===================================================== ============= ============== ============= =============


                         AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        year ended DECEMBER 31, 2002

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                    Net Changes                         Fidelity      Fidelity       Fidelity
                                                                                    Asset Mgr
                                                       Index 500     Contra Fund      Growth

----------------------------------------------------- ------------- -------------- ------------- -------------
----------------------------------------------------- ------------- -------------- ------------- -------------
Operations
-----------------------------------------------------
-----------------------------------------------------
   Investment income (loss) - net                           26            (17)           15
-----------------------------------------------------
   Net realized gains (losses) on investments             (137)           (98)          (46)
-----------------------------------------------------
   Net change in unrealized appreciation or
   depreciation of investments                          (3,353)          (512)         (143)
-----------------------------------------------------

----------------------------------------------------- ------------- -------------- ------------- -------------
----------------------------------------------------- ------------- -------------- ------------- -------------
Net increase (decrease) in net assets resulting         (3,464)          (627)         (174)
from operations
----------------------------------------------------- ------------- -------------- ------------- -------------

-----------------------------------------------------
Policy transactions
-----------------------------------------------------
   Policy purchase payments:
-----------------------------------------------------
     Investrac Gold Variable Universal Life                667            367            94
-----------------------------------------------------
     Investrac Advantage Variable Universal Life         1,559            766           142
-----------------------------------------------------
     Flexible Premium Universal Life                        --             --            --
-----------------------------------------------------
     Survivor Variable  Universal Life                      55             32             1
-----------------------------------------------------
     WealthQuest III Variable Universal Life                --             --            --
-----------------------------------------------------

-----------------------------------------------------
   Policy terminations, withdrawal payments and charges:
-----------------------------------------------------
     Investrac Gold Variable Universal Life               (430)          (294)          (67)
-----------------------------------------------------
     Investrac Advantage Variable Universal Life          (141)           (49)          (16)
-----------------------------------------------------
     Flexible Premium Universal Life                        --             --            --
-----------------------------------------------------
     Survivor Variable  Universal Life                     (14)           (18)           --
-----------------------------------------------------
     WealthQuest III Variable Universal Life                --             --            --
-----------------------------------------------------

----------------------------------------------------- ------------- -------------- ------------- -------------
----------------------------------------------------- ------------- -------------- ------------- -------------
Increase (decrease) in net assets from                   1,696            804           154
policy transactions
----------------------------------------------------- ------------- -------------- ------------- -------------
----------------------------------------------------- ------------- -------------- ------------- -------------

-----------------------------------------------------
-----------------------------------------------------
Increase (decrease) in net assets                       (1,768)           177           (20)
-----------------------------------------------------

-----------------------------------------------------
Net assets at the beginning of year                     14,187          5,620           998
----------------------------------------------------- ------------- -------------- ------------- -------------
----------------------------------------------------- ------------- -------------- ------------- -------------

-----------------------------------------------------
-----------------------------------------------------
Net assets at the end of year                           12,419          5,797           978
===================================================== ============= ============== ============= =============

                         AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        year ended DECEMBER 31, 2002

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                    Net Changes                         Fidelity      Fidelity       Fidelity
                                                        Balanced     Growth Opp
                                                          Port          Port       MidCap Port
----------------------------------------------------- ------------- -------------- ------------- -------------
----------------------------------------------------- ------------- -------------- ------------- -------------
Operations
-----------------------------------------------------
-----------------------------------------------------
   Investment income (loss) - net                            4             (3)          (16)
-----------------------------------------------------
   Net realized gains (losses) on investments               (4)           (52)           (4)
-----------------------------------------------------
   Net change in unrealized appreciation or
   depreciation of investments                             (31)          (291)         (665)
-----------------------------------------------------

----------------------------------------------------- ------------- -------------- ------------- -------------
----------------------------------------------------- ------------- -------------- ------------- -------------
Net increase (decrease) in net assets resulting            (31)          (346)         (685)
from operations
----------------------------------------------------- ------------- -------------- ------------- -------------

-----------------------------------------------------
Policy transactions
-----------------------------------------------------
   Policy purchase payments:
-----------------------------------------------------
     Investrac Gold Variable Universal Life                  7             38           382
-----------------------------------------------------
     Investrac Advantage Variable Universal Life           101            336         1,352
-----------------------------------------------------
     Flexible Premium Universal Life                        --             --            --
-----------------------------------------------------
     Survivor Variable  Universal Life                       6              7            42
-----------------------------------------------------
     WealthQuest III Variable Universal Life                --             --            --
-----------------------------------------------------

-----------------------------------------------------
   Policy terminations, withdrawal payments and charges:
-----------------------------------------------------
     Investrac Gold Variable Universal Life                 (5)           (12)         (142)
-----------------------------------------------------
     Investrac Advantage Variable Universal Life           (10)           (57)         (263)
-----------------------------------------------------
     Flexible Premium Universal Life                        --             --            --
-----------------------------------------------------
     Survivor Variable  Universal Life                      (1)            (6)          (17)
-----------------------------------------------------
     WealthQuest III Variable Universal Life                --             --            --
-----------------------------------------------------

----------------------------------------------------- ------------- -------------- ------------- -------------
----------------------------------------------------- ------------- -------------- ------------- -------------
Increase (decrease) in net assets from                      98            306         1,354
policy transactions
----------------------------------------------------- ------------- -------------- ------------- -------------
----------------------------------------------------- ------------- -------------- ------------- -------------

-----------------------------------------------------
-----------------------------------------------------
Increase (decrease) in net assets                           67            (40)          669
-----------------------------------------------------

-----------------------------------------------------
Net assets at the beginning of year                        278          1,362         5,416
----------------------------------------------------- ------------- -------------- ------------- -------------
----------------------------------------------------- ------------- -------------- ------------- -------------

-----------------------------------------------------
-----------------------------------------------------
Net assets at the end of year                              345          1,322         6,085
===================================================== ============= ============== ============= =============



                         AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        year ended DECEMBER 31, 2002

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                    Net Changes                         Fidelity      Fidelity       Fidelity
                                                       Aggressive      Contra
                                                       Growth II       Fund II     Index 500 II

----------------------------------------------------- ------------- -------------- ------------- -------------
----------------------------------------------------- ------------- -------------- ------------- -------------
Operations
-----------------------------------------------------
-----------------------------------------------------
   Investment income (loss) - net                           --             (1)           (1)
-----------------------------------------------------
   Net realized gains (losses) on investments               (1)            (1)           (1)
-----------------------------------------------------
   Net change in unrealized appreciation or
   depreciation of investments                             (13)           (14)          (55)
-----------------------------------------------------

----------------------------------------------------- ------------- -------------- ------------- -------------
----------------------------------------------------- ------------- -------------- ------------- -------------
Net increase (decrease) in net assets resulting            (14)           (16)          (57)
from operations
----------------------------------------------------- ------------- -------------- ------------- -------------

-----------------------------------------------------
Policy transactions
-----------------------------------------------------
   Policy purchase payments:
-----------------------------------------------------
     Investrac Gold Variable Universal Life                 --             --            --
-----------------------------------------------------
     Investrac Advantage Variable Universal Life            --             --            --
-----------------------------------------------------
     Flexible Premium Universal Life                        --             --            --
-----------------------------------------------------
     Survivor Variable  Universal Life                      --             --            --
-----------------------------------------------------
     WealthQuest III Variable Universal Life               127            286           505
-----------------------------------------------------

-----------------------------------------------------
   Policy terminations, withdrawal payments and charges:
-----------------------------------------------------
     Investrac Gold Variable Universal Life                 --             --            --
-----------------------------------------------------
     Investrac Advantage Variable Universal Life            --             --            --
-----------------------------------------------------
     Flexible Premium Universal Life                        --             --            --
-----------------------------------------------------
     Survivor Variable  Universal Life                      --             --            --
-----------------------------------------------------
     WealthQuest III Variable Universal Life                (5)           (13)          (13)
-----------------------------------------------------

----------------------------------------------------- ------------- -------------- ------------- -------------
----------------------------------------------------- ------------- -------------- ------------- -------------
Increase (decrease) in net assets from                     122            273           492
policy transactions
----------------------------------------------------- ------------- -------------- ------------- -------------
----------------------------------------------------- ------------- -------------- ------------- -------------

-----------------------------------------------------
-----------------------------------------------------
Increase (decrease) in net assets                          108            257           435
-----------------------------------------------------

-----------------------------------------------------
Net assets at the beginning of year                          3             16            40
----------------------------------------------------- ------------- -------------- ------------- -------------
----------------------------------------------------- ------------- -------------- ------------- -------------

-----------------------------------------------------
-----------------------------------------------------
Net assets at the end of year                              111            273           475
===================================================== ============= ============== ============= =============

                         AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        year ended DECEMBER 31, 2002

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                    Net Changes                         Fidelity      Fidelity
                                   Growth Opp
                                                           II         MidCap II

----------------------------------------------------- ------------- -------------- ------------- -------------
----------------------------------------------------- ------------- -------------- ------------- -------------
Operations
-----------------------------------------------------
-----------------------------------------------------
   Investment income (loss) - net                           --             (1)
-----------------------------------------------------
   Net realized gains (losses) on investments               --             (1)
-----------------------------------------------------
   Net change in unrealized appreciation or
   depreciation of investments                              (8)           (20)
-----------------------------------------------------

----------------------------------------------------- ------------- -------------- ------------- -------------
----------------------------------------------------- ------------- -------------- ------------- -------------
Net increase (decrease) in net assets resulting             (8)           (22)
from operations
----------------------------------------------------- ------------- -------------- ------------- -------------

-----------------------------------------------------
Policy transactions
-----------------------------------------------------
   Policy purchase payments:
-----------------------------------------------------
     Investrac Gold Variable Universal Life                 --             --
-----------------------------------------------------
     Investrac Advantage Variable Universal Life            --             --
-----------------------------------------------------
     Flexible Premium Universal Life                        --             --
-----------------------------------------------------
     Survivor Variable  Universal Life                      --             --
-----------------------------------------------------
     WealthQuest III Variable Universal Life                76            467
-----------------------------------------------------

-----------------------------------------------------
   Policy terminations, withdrawal payments and charges:
-----------------------------------------------------
     Investrac Gold Variable Universal Life                 --             --
-----------------------------------------------------
     Investrac Advantage Variable Universal Life            --             --
-----------------------------------------------------
     Flexible Premium Universal Life                        --             --
-----------------------------------------------------
     Survivor Variable  Universal Life                      --             --
-----------------------------------------------------
     WealthQuest III Variable Universal Life                (4)           (15)
-----------------------------------------------------

----------------------------------------------------- ------------- -------------- ------------- -------------
----------------------------------------------------- ------------- -------------- ------------- -------------
Increase (decrease) in net assets from                      72            452
policy transactions
----------------------------------------------------- ------------- -------------- ------------- -------------
----------------------------------------------------- ------------- -------------- ------------- -------------

-----------------------------------------------------
-----------------------------------------------------
Increase (decrease) in net assets                           64            430
-----------------------------------------------------

-----------------------------------------------------
Net assets at the beginning of year                          7             20
----------------------------------------------------- ------------- -------------- ------------- -------------
----------------------------------------------------- ------------- -------------- ------------- -------------

-----------------------------------------------------
-----------------------------------------------------
Net assets at the end of year                               71            450
===================================================== ============= ============== ============= =============


                         AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        year ended DECEMBER 31, 2002

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                    Net Changes                         Invesco        Invesco       Invesco       Invesco
                                                                       Health                     Small Co.
                                                        Dynamics      Sciences      Technology      Growth

----------------------------------------------------- ------------- -------------- ------------- -------------
----------------------------------------------------- ------------- -------------- ------------- -------------
Operations
-----------------------------------------------------
-----------------------------------------------------
   Investment income (loss) - net                           --             --            --            --
-----------------------------------------------------
   Net realized gains (losses) on investments               --             --            (1)           (1)
-----------------------------------------------------
   Net change in unrealized appreciation or
   depreciation of investments                              (1)            (7)           (7)           --
-----------------------------------------------------

----------------------------------------------------- ------------- -------------- ------------- -------------
----------------------------------------------------- ------------- -------------- ------------- -------------
Net increase (decrease) in net assets resulting             (1)            (7)           (8)           (1)
from operations
----------------------------------------------------- ------------- -------------- ------------- -------------

-----------------------------------------------------
Policy transactions
-----------------------------------------------------
   Policy purchase payments:
-----------------------------------------------------
     Investrac Gold Variable Universal Life                 --             --            --            --
-----------------------------------------------------
     Investrac Advantage Variable Universal Life            --             --            --            --
-----------------------------------------------------
     Flexible Premium Universal Life                        --             --            --            --
-----------------------------------------------------
     Survivor Variable  Universal Life                      --             --            --            --
-----------------------------------------------------
     WealthQuest III Variable Universal Life                 4             60            30            11
-----------------------------------------------------

-----------------------------------------------------
   Policy terminations, withdrawal payments and charges:
-----------------------------------------------------
     Investrac Gold Variable Universal Life                 --             --            --            --
-----------------------------------------------------
     Investrac Advantage Variable Universal Life            --             --            --            --
-----------------------------------------------------
     Flexible Premium Universal Life                        --             --            --            --
-----------------------------------------------------
     Survivor Variable  Universal Life                      --             --            --            --
-----------------------------------------------------
     WealthQuest III Variable Universal Life                (1)            (2)           (3)           (3)
-----------------------------------------------------

----------------------------------------------------- ------------- -------------- ------------- -------------
----------------------------------------------------- ------------- -------------- ------------- -------------
Increase (decrease) in net assets from                       3             58            27             8
policy transactions
----------------------------------------------------- ------------- -------------- ------------- -------------
----------------------------------------------------- ------------- -------------- ------------- -------------

-----------------------------------------------------
-----------------------------------------------------
Increase (decrease) in net assets                            2             51            19             7
-----------------------------------------------------

-----------------------------------------------------
Net assets at the beginning of year                          2              9            10            --
----------------------------------------------------- ------------- -------------- ------------- -------------
----------------------------------------------------- ------------- -------------- ------------- -------------

-----------------------------------------------------
-----------------------------------------------------
Net assets at the end of year                                4             60            29             7
===================================================== ============= ============== ============= =============


                         AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        year ended DECEMBER 31, 2002

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                    Net Changes                         Invesco        Invesco       Invesco       Invesco
                                                      Real Estate                                 Financial
                                                          Opp         Utilities      Telecom        Svcs.
----------------------------------------------------- ------------- -------------- ------------- -------------
----------------------------------------------------- ------------- -------------- ------------- -------------
Operations
-----------------------------------------------------
-----------------------------------------------------
   Investment income (loss) - net                           --             --            --            --
-----------------------------------------------------
   Net realized gains (losses) on investments               --             (1)           --            --
-----------------------------------------------------
   Net change in unrealized appreciation or
   depreciation of investments                              --             (9)           --            (2)
-----------------------------------------------------

----------------------------------------------------- ------------- -------------- ------------- -------------
----------------------------------------------------- ------------- -------------- ------------- -------------
Net increase (decrease) in net assets resulting             --            (10)           --            (2)
from operations
----------------------------------------------------- ------------- -------------- ------------- -------------

-----------------------------------------------------
Policy transactions
-----------------------------------------------------
   Policy purchase payments:
-----------------------------------------------------
     Investrac Gold Variable Universal Life                 --             --            --            --
-----------------------------------------------------
     Investrac Advantage Variable Universal Life            --             --            --            --
-----------------------------------------------------
     Flexible Premium Universal Life                        --             --            --            --
-----------------------------------------------------
     Survivor Variable  Universal Life                      --             --            --            --
-----------------------------------------------------
     WealthQuest III Variable Universal Life                22             12             6             8
-----------------------------------------------------

-----------------------------------------------------
   Policy terminations, withdrawal payments and charges:
-----------------------------------------------------
     Investrac Gold Variable Universal Life                 --             --            --            --
-----------------------------------------------------
     Investrac Advantage Variable Universal Life            --             --            --            --
-----------------------------------------------------
     Flexible Premium Universal Life                        --             --            --            --
-----------------------------------------------------
     Survivor Variable  Universal Life                      --             --            --            --
-----------------------------------------------------
     WealthQuest III Variable Universal Life                (3)            (3)           (1)           (1)
-----------------------------------------------------

----------------------------------------------------- ------------- -------------- ------------- -------------
----------------------------------------------------- ------------- -------------- ------------- -------------
Increase (decrease) in net assets from                      19              9             5             7
policy transactions
----------------------------------------------------- ------------- -------------- ------------- -------------
----------------------------------------------------- ------------- -------------- ------------- -------------

-----------------------------------------------------
-----------------------------------------------------
Increase (decrease) in net assets                           19             (1)            5             5
-----------------------------------------------------

-----------------------------------------------------
Net assets at the beginning of year                          1             44            --             7
----------------------------------------------------- ------------- -------------- ------------- -------------
----------------------------------------------------- ------------- -------------- ------------- -------------

-----------------------------------------------------
-----------------------------------------------------
Net assets at the end of year                               20             43             5            12
===================================================== ============= ============== ============= =============


                         AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        year ended DECEMBER 31, 2002

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                    Net Changes                           MFS        MFS Capital   MFS Research      MFS
                                                        Emerging                                  Investors
                                                         Growth        Opport                       Trust

----------------------------------------------------- ------------- -------------- ------------- -------------
----------------------------------------------------- ------------- -------------- ------------- -------------
Operations
-----------------------------------------------------
-----------------------------------------------------
   Investment income (loss) - net                           --             --            --            --
-----------------------------------------------------
   Net realized gains (losses) on investments               --             --            --            --
-----------------------------------------------------
   Net change in unrealized appreciation or
   depreciation of investments                              (6)            (4)           (2)          (12)
-----------------------------------------------------

----------------------------------------------------- ------------- -------------- ------------- -------------
----------------------------------------------------- ------------- -------------- ------------- -------------
Net increase (decrease) in net assets resulting             (6)            (4)           (2)          (12)
from operations
----------------------------------------------------- ------------- -------------- ------------- -------------

-----------------------------------------------------
Policy transactions
-----------------------------------------------------
   Policy purchase payments:
-----------------------------------------------------
     Investrac Gold Variable Universal Life                 --             --            --            --
-----------------------------------------------------
     Investrac Advantage Variable Universal Life            --             --            --            --
-----------------------------------------------------
     Flexible Premium Universal Life                        --             --            --            --
-----------------------------------------------------
     Survivor Variable  Universal Life                      --             --            --            --
-----------------------------------------------------
     WealthQuest III Variable Universal Life                32             37            11            26
-----------------------------------------------------

-----------------------------------------------------
   Policy terminations, withdrawal payments and charges:
-----------------------------------------------------
     Investrac Gold Variable Universal Life                 --             --            --            --
-----------------------------------------------------
     Investrac Advantage Variable Universal Life            --             --            --            --
-----------------------------------------------------
     Flexible Premium Universal Life                        --             --            --            --
-----------------------------------------------------
     Survivor Variable  Universal Life                      --             --            --            --
-----------------------------------------------------
     WealthQuest III Variable Universal Life                (1)            (1)           (1)           (2)
-----------------------------------------------------

----------------------------------------------------- ------------- -------------- ------------- -------------
----------------------------------------------------- ------------- -------------- ------------- -------------
Increase (decrease) in net assets from                      31             36            10            24
policy transactions
----------------------------------------------------- ------------- -------------- ------------- -------------
----------------------------------------------------- ------------- -------------- ------------- -------------

-----------------------------------------------------
-----------------------------------------------------
Increase (decrease) in net assets                           25             32             8            12
-----------------------------------------------------

-----------------------------------------------------
Net assets at the beginning of year                          5              3             2            47
----------------------------------------------------- ------------- -------------- ------------- -------------
----------------------------------------------------- ------------- -------------- ------------- -------------

-----------------------------------------------------
-----------------------------------------------------
Net assets at the end of year                               30             35            10            59
===================================================== ============= ============== ============= =============


                         AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        year ended DECEMBER 31, 2002

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                    Net Changes                          T Rowe     T Rowe Price      T Rowe        T Rowe
                                                         Price                                      Price
                                                         Equity     International   Price Ltd       MidCap
                                                         Income         Stock       Term Bond       Growth

----------------------------------------------------- ------------- -------------- ------------- -------------
----------------------------------------------------- ------------- -------------- ------------- -------------
Operations
-----------------------------------------------------
-----------------------------------------------------
   Investment income (loss) - net                            8              1             3           (22)
-----------------------------------------------------
   Net realized gains (losses) on investments              (12)           (23)           --            (8)
-----------------------------------------------------
   Net change in unrealized appreciation or
   depreciation of investments                            (188)           (25)            1          (425)
-----------------------------------------------------

----------------------------------------------------- ------------- -------------- ------------- -------------
----------------------------------------------------- ------------- -------------- ------------- -------------
Net increase (decrease) in net assets resulting           (192)           (47)            4          (455)
from operations
----------------------------------------------------- ------------- -------------- ------------- -------------

-----------------------------------------------------
Policy transactions
-----------------------------------------------------
   Policy purchase payments:
-----------------------------------------------------
     Investrac Gold Variable Universal Life                 74             11            --            48
-----------------------------------------------------
     Investrac Advantage Variable Universal Life           189             63            --           370
-----------------------------------------------------
     Flexible Premium Universal Life                        --             --            --            --
-----------------------------------------------------
     Survivor Variable  Universal Life                      32              2            --            55
-----------------------------------------------------
     WealthQuest III Variable Universal Life               376             27            86           209
-----------------------------------------------------

-----------------------------------------------------
   Policy terminations, withdrawal payments and charges:
-----------------------------------------------------
     Investrac Gold Variable Universal Life                (21)            (3)           --            (8)
-----------------------------------------------------
     Investrac Advantage Variable Universal Life           (74)           (22)           --           (63)
-----------------------------------------------------
     Flexible Premium Universal Life                        --             --            --            --
-----------------------------------------------------
     Survivor Variable  Universal Life                     (14)            (1)           --           (19)
-----------------------------------------------------
     WealthQuest III Variable Universal Life               (39)            (1)          (16)          (10)
-----------------------------------------------------

----------------------------------------------------- ------------- -------------- ------------- -------------
----------------------------------------------------- ------------- -------------- ------------- -------------
Increase (decrease) in net assets from                     523             76            70           582
policy transactions
----------------------------------------------------- ------------- -------------- ------------- -------------
----------------------------------------------------- ------------- -------------- ------------- -------------

-----------------------------------------------------
-----------------------------------------------------
Increase (decrease) in net assets                          331             29            74           127
-----------------------------------------------------

-----------------------------------------------------
Net assets at the beginning of year                      1,103            210            61         1,781
----------------------------------------------------- ------------- -------------- ------------- -------------
----------------------------------------------------- ------------- -------------- ------------- -------------

-----------------------------------------------------
-----------------------------------------------------
Net assets at the end of year                            1,434            239           135         1,908
===================================================== ============= ============== ============= =============


                         AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        year ended DECEMBER 31, 2002

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                    Net Changes                        AN Growth      AN Equity    AN Balanced     AN Money
                                                                       Income                       Market

----------------------------------------------------- ------------- -------------- ------------- -------------
----------------------------------------------------- ------------- -------------- ------------- -------------
Operations
-----------------------------------------------------
-----------------------------------------------------
   Investment income (loss) - net                          (26)            26            40            --
-----------------------------------------------------
   Net realized gains (losses) on investments             (129)           127             4            --
-----------------------------------------------------
   Net change in unrealized appreciation or
   depreciation of investments                          (2,280)          (868)         (182)           --
-----------------------------------------------------

----------------------------------------------------- ------------- -------------- ------------- -------------
----------------------------------------------------- ------------- -------------- ------------- -------------
Net increase (decrease) in net assets resulting         (2,435)          (715)         (138)           --
from operations
----------------------------------------------------- ------------- -------------- ------------- -------------

-----------------------------------------------------
Policy transactions
-----------------------------------------------------
   Policy purchase payments:
-----------------------------------------------------
     Investrac Gold Variable Universal Life                307            133            95            51
-----------------------------------------------------
     Investrac Advantage Variable Universal Life           779            384           121           163
-----------------------------------------------------
     Flexible Premium Universal Life                        --             --            --            --
-----------------------------------------------------
     Survivor Variable  Universal Life                       7              5             4            13
-----------------------------------------------------
     WealthQuest III Variable Universal Life               129            167           136           806
-----------------------------------------------------

-----------------------------------------------------
   Policy terminations, withdrawal payments and charges:
-----------------------------------------------------
     Investrac Gold Variable Universal Life               (353)          (228)          (54)           (9)
-----------------------------------------------------
     Investrac Advantage Variable Universal Life           (76)           (90)          (19)          (67)
-----------------------------------------------------
     Flexible Premium Universal Life                        --             --            --            --
-----------------------------------------------------
     Survivor Variable  Universal Life                      (4)            (2)           --            (5)
-----------------------------------------------------
     WealthQuest III Variable Universal Life               (13)           (33)          (27)         (561)
-----------------------------------------------------

----------------------------------------------------- ------------- -------------- ------------- -------------
----------------------------------------------------- ------------- -------------- ------------- -------------
Increase (decrease) in net assets from                     776            336           256           391
policy transactions
----------------------------------------------------- ------------- -------------- ------------- -------------
----------------------------------------------------- ------------- -------------- ------------- -------------

-----------------------------------------------------
-----------------------------------------------------
Increase (decrease) in net assets                       (1,659)          (379)          118           391
-----------------------------------------------------

-----------------------------------------------------
Net assets at the beginning of year                      8,162          4,505         1,710           303
----------------------------------------------------- ------------- -------------- ------------- -------------
----------------------------------------------------- ------------- -------------- ------------- -------------

-----------------------------------------------------
-----------------------------------------------------
Net assets at the end of year                            6,503          4,126         1,828           694
===================================================== ============= ============== ============= =============



                         AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        year ended DECEMBER 31, 2002

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                    Net Changes                         AN Gov't      AN High     AN Small/Mid        AN
                                                                                                 International
                                                          Bond       Yield Bond        Cap          Stock

----------------------------------------------------- ------------- ------------- -------------- -------------
----------------------------------------------------- ------------- ------------- -------------- -------------
Operations
-----------------------------------------------------
-----------------------------------------------------
   Investment income (loss) - net                           15             3             (2)           --
-----------------------------------------------------
   Net realized gains (losses) on investments               --            --            (62)           --
-----------------------------------------------------
   Net change in unrealized appreciation or
   depreciation of investments                               2            (3)           (86)           (2)
-----------------------------------------------------

----------------------------------------------------- ------------- ------------- -------------- -------------
----------------------------------------------------- ------------- ------------- -------------- -------------
Net increase (decrease) in net assets resulting             17            --           (150)           (2)
from operations
----------------------------------------------------- ------------- ------------- -------------- -------------

-----------------------------------------------------
Policy transactions
-----------------------------------------------------
   Policy purchase payments:
-----------------------------------------------------
     Investrac Gold Variable Universal Life                 53            --             17            --
-----------------------------------------------------
     Investrac Advantage Variable Universal Life           184            10            182             7
-----------------------------------------------------
     Flexible Premium Universal Life                        --            --             --            --
-----------------------------------------------------
     Survivor Variable  Universal Life                      --            --             --            --
-----------------------------------------------------
     WealthQuest III Variable Universal Life               112            16             12            52
-----------------------------------------------------

-----------------------------------------------------
   Policy terminations, withdrawal payments and charges:
-----------------------------------------------------
     Investrac Gold Variable Universal Life                 --            --             (2)           --
-----------------------------------------------------
     Investrac Advantage Variable Universal Life           (14)           (1)           (11)           (1)
-----------------------------------------------------
     Flexible Premium Universal Life                        --            --             --            --
-----------------------------------------------------
     Survivor Variable  Universal Life                      --            --             --            --
-----------------------------------------------------
     WealthQuest III Variable Universal Life               (39)           (1)            --           (47)
-----------------------------------------------------

----------------------------------------------------- ------------- ------------- -------------- -------------
----------------------------------------------------- ------------- ------------- -------------- -------------
Increase (decrease) in net assets from                     296            24            198            11
policy transactions
----------------------------------------------------- ------------- ------------- -------------- -------------
----------------------------------------------------- ------------- ------------- -------------- -------------

-----------------------------------------------------
-----------------------------------------------------
Increase (decrease) in net assets                          313            24             48             9
-----------------------------------------------------

-----------------------------------------------------
Net assets at the beginning of year                        136            17            219             8
----------------------------------------------------- ------------- ------------- -------------- -------------
----------------------------------------------------- ------------- ------------- -------------- -------------

-----------------------------------------------------
-----------------------------------------------------
Net assets at the end of year                              449            41            267            17
===================================================== ============= ============= ============== =============


                         AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        Year Ended DECEMBER 31, 2001

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                    Net Changes                       Alger Small   Alger Growth  Alger Income
                                                          Cap                       & Growth

----------------------------------------------------- ------------- ------------- -------------- -------------
----------------------------------------------------- ------------- ------------- -------------- -------------
Operations
-----------------------------------------------------
-----------------------------------------------------
   Investment income (loss) - net                           --            --             --
-----------------------------------------------------
   Net realized gains (losses) on investments               --            --             --
-----------------------------------------------------
   Net change in unrealized appreciation or
   depreciation of investments                              --            --             --
-----------------------------------------------------

----------------------------------------------------- ------------- ------------- -------------- -------------
----------------------------------------------------- ------------- ------------- -------------- -------------
Net increase (decrease) in net assets resulting             --            --             --
from operations
----------------------------------------------------- ------------- ------------- -------------- -------------

-----------------------------------------------------
Policy transactions
-----------------------------------------------------
   Policy purchase payments:
-----------------------------------------------------
     Investrac Gold Variable Universal Life                 --            --             --
-----------------------------------------------------
     Investrac Advantage Variable Universal Life            --            --             --
-----------------------------------------------------
     Flexible Premium Universal Life                        --            --             --
-----------------------------------------------------
     Survivor Variable  Universal Life                      --            --             --
-----------------------------------------------------
     WealthQuest III Variable Universal Life                --             9              3
-----------------------------------------------------

-----------------------------------------------------
   Policy terminations, withdrawal payments and charges:
-----------------------------------------------------
     Investrac Gold Variable Universal Life                 --            --             --
-----------------------------------------------------
     Investrac Advantage Variable Universal Life            --            --             --
-----------------------------------------------------
     Flexible Premium Universal Life                        --            --             --
-----------------------------------------------------
     Survivor Variable  Universal Life                      --            --             --
-----------------------------------------------------
     WealthQuest III Variable Universal Life                --            --             --
-----------------------------------------------------

----------------------------------------------------- ------------- ------------- -------------- -------------
----------------------------------------------------- ------------- ------------- -------------- -------------
Increase (decrease) in net assets from                      --             9              3
policy transactions
----------------------------------------------------- ------------- ------------- -------------- -------------
----------------------------------------------------- ------------- ------------- -------------- -------------

-----------------------------------------------------
-----------------------------------------------------
Increase (decrease) in net assets                           --             9              3
-----------------------------------------------------

-----------------------------------------------------
Net assets at the beginning of year                         --            --             --
----------------------------------------------------- ------------- ------------- -------------- -------------
----------------------------------------------------- ------------- ------------- -------------- -------------

-----------------------------------------------------
-----------------------------------------------------
Net assets at the end of year                               --             9              3
===================================================== ============= ============= ============== =============


                         AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        Year Ended DECEMBER 31, 2001

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                    Net Changes                          Alger       Alger Mid        Alger
                                                                                    Leveraged
                                                        Balanced     Cap Growth      All Cap

----------------------------------------------------- ------------- ------------- -------------- -------------
----------------------------------------------------- ------------- ------------- -------------- -------------
Operations
-----------------------------------------------------
-----------------------------------------------------
   Investment income (loss) - net                           --            --             --
-----------------------------------------------------
   Net realized gains (losses) on investments               --            --             --
-----------------------------------------------------
   Net change in unrealized appreciation or
   depreciation of investments                              --            --             --
-----------------------------------------------------

----------------------------------------------------- ------------- ------------- -------------- -------------
----------------------------------------------------- ------------- ------------- -------------- -------------
Net increase (decrease) in net assets resulting             --            --             --
from operations
----------------------------------------------------- ------------- ------------- -------------- -------------

-----------------------------------------------------
Policy transactions
-----------------------------------------------------
   Policy purchase payments:
-----------------------------------------------------
     Investrac Gold Variable Universal Life                 --            --             --
-----------------------------------------------------
     Investrac Advantage Variable Universal Life            --            --             --
-----------------------------------------------------
     Flexible Premium Universal Life                        --            --             --
-----------------------------------------------------
     Survivor Variable  Universal Life                      --            --             --
-----------------------------------------------------
     WealthQuest III Variable Universal Life                --            10              7
-----------------------------------------------------

-----------------------------------------------------
   Policy terminations, withdrawal payments and charges:
-----------------------------------------------------
     Investrac Gold Variable Universal Life                 --            --             --
-----------------------------------------------------
     Investrac Advantage Variable Universal Life            --            --             --
-----------------------------------------------------
     Flexible Premium Universal Life                        --            --             --
-----------------------------------------------------
     Survivor Variable  Universal Life                      --            --             --
-----------------------------------------------------
     WealthQuest III Variable Universal Life                --            --             (1)
-----------------------------------------------------

----------------------------------------------------- ------------- ------------- -------------- -------------
----------------------------------------------------- ------------- ------------- -------------- -------------
Increase (decrease) in net assets from                      --            10              6
policy transactions
----------------------------------------------------- ------------- ------------- -------------- -------------
----------------------------------------------------- ------------- ------------- -------------- -------------

-----------------------------------------------------
-----------------------------------------------------
Increase (decrease) in net assets                           --            10              6
-----------------------------------------------------

-----------------------------------------------------
Net assets at the beginning of year                         --            --             --
----------------------------------------------------- ------------- ------------- -------------- -------------
----------------------------------------------------- ------------- ------------- -------------- -------------

-----------------------------------------------------
-----------------------------------------------------
Net assets at the end of year                               --            10              6
===================================================== ============= ============= ============== =============



                         AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        Year Ended DECEMBER 31, 2001

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                    Net Changes                        Federated      Federated     Federated
                                                                       Capital     High Income
                                                      International    Income          Bond
----------------------------------------------------- ------------- -------------- ------------- -------------
----------------------------------------------------- ------------- -------------- ------------- -------------
Operations
-----------------------------------------------------
-----------------------------------------------------
   Investment income (loss) - net                           --             --            --
-----------------------------------------------------
   Net realized gains (losses) on investments               --             --            --
-----------------------------------------------------
   Net change in unrealized appreciation or
   depreciation of investments                              --             --            --
-----------------------------------------------------

----------------------------------------------------- ------------- -------------- ------------- -------------
----------------------------------------------------- ------------- -------------- ------------- -------------
Net increase (decrease) in net assets resulting             --             --            --
from operations
----------------------------------------------------- ------------- -------------- ------------- -------------

-----------------------------------------------------
Policy transactions
-----------------------------------------------------
   Policy purchase payments:
-----------------------------------------------------
     Investrac Gold Variable Universal Life                 --             --            --
-----------------------------------------------------
     Investrac Advantage Variable Universal Life            --             --            --
-----------------------------------------------------
     Flexible Premium Universal Life                        --             --            --
-----------------------------------------------------
     Survivor Variable  Universal Life                      --             --            --
-----------------------------------------------------
     WealthQuest III Variable Universal Life                --             --             7
-----------------------------------------------------

-----------------------------------------------------
   Policy terminations, withdrawal payments and charges:
-----------------------------------------------------
     Investrac Gold Variable Universal Life                 --             --            --
-----------------------------------------------------
     Investrac Advantage Variable Universal Life            --             --            --
-----------------------------------------------------
     Flexible Premium Universal Life                        --             --            --
-----------------------------------------------------
     Survivor Variable  Universal Life                      --             --            --
-----------------------------------------------------
     WealthQuest III Variable Universal Life                --             --            (2)
-----------------------------------------------------

----------------------------------------------------- ------------- -------------- ------------- -------------
----------------------------------------------------- ------------- -------------- ------------- -------------
Increase (decrease) in net assets from                      --             --             5
policy transactions
----------------------------------------------------- ------------- -------------- ------------- -------------
----------------------------------------------------- ------------- -------------- ------------- -------------

-----------------------------------------------------
-----------------------------------------------------
Increase (decrease) in net assets                           --             --             5
-----------------------------------------------------

-----------------------------------------------------
Net assets at the beginning of year                         --             --            --
----------------------------------------------------- ------------- -------------- ------------- -------------
----------------------------------------------------- ------------- -------------- ------------- -------------

-----------------------------------------------------
-----------------------------------------------------
Net assets at the end of year                               --             --             5
===================================================== ============= ============== ============= =============



                         AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        Year Ended DECEMBER 31, 2001

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                    Net Changes                        Federated      Federated
                                                      Growth Strat  Equity Income

----------------------------------------------------- ------------- -------------- ------------- -------------
----------------------------------------------------- ------------- -------------- ------------- -------------
Operations
-----------------------------------------------------
-----------------------------------------------------
   Investment income (loss) - net                           --             --
-----------------------------------------------------
   Net realized gains (losses) on investments               --             --
-----------------------------------------------------
   Net change in unrealized appreciation or
   depreciation of investments                              --             --
-----------------------------------------------------

----------------------------------------------------- ------------- -------------- ------------- -------------
----------------------------------------------------- ------------- -------------- ------------- -------------
Net increase (decrease) in net assets resulting             --             --
from operations
----------------------------------------------------- ------------- -------------- ------------- -------------

-----------------------------------------------------
Policy transactions
-----------------------------------------------------
   Policy purchase payments:
-----------------------------------------------------
     Investrac Gold Variable Universal Life                 --             --
-----------------------------------------------------
     Investrac Advantage Variable Universal Life            --             --
-----------------------------------------------------
     Flexible Premium Universal Life                        --             --
-----------------------------------------------------
     Survivor Variable  Universal Life                      --             --
-----------------------------------------------------
     WealthQuest III Variable Universal Life                 6              4
-----------------------------------------------------

-----------------------------------------------------
   Policy terminations, withdrawal payments and charges:
-----------------------------------------------------
     Investrac Gold Variable Universal Life                 --             --
-----------------------------------------------------
     Investrac Advantage Variable Universal Life            --             --
-----------------------------------------------------
     Flexible Premium Universal Life                        --             --
-----------------------------------------------------
     Survivor Variable  Universal Life                      --             --
-----------------------------------------------------
     WealthQuest III Variable Universal Life                (2)            --
-----------------------------------------------------

----------------------------------------------------- ------------- -------------- ------------- -------------
----------------------------------------------------- ------------- -------------- ------------- -------------
Increase (decrease) in net assets from                       4              4
policy transactions
----------------------------------------------------- ------------- -------------- ------------- -------------
----------------------------------------------------- ------------- -------------- ------------- -------------

-----------------------------------------------------
-----------------------------------------------------
Increase (decrease) in net assets                            4              4
-----------------------------------------------------

-----------------------------------------------------
Net assets at the beginning of year                         --             --
----------------------------------------------------- ------------- -------------- ------------- -------------
----------------------------------------------------- ------------- -------------- ------------- -------------

-----------------------------------------------------
-----------------------------------------------------
Net assets at the end of year                                4              4
===================================================== ============= ============== ============= =============


                         AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        Year Ended DECEMBER 31, 2001

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                    Net Changes                         Fidelity      Fidelity       Fidelity      Fidelity
                                                        Growth &
                                                         Income     Equity Income     Growth     High Income

----------------------------------------------------- ------------- -------------- ------------- -------------
----------------------------------------------------- ------------- -------------- ------------- -------------
Operations
-----------------------------------------------------
-----------------------------------------------------
   Investment income (loss) - net                           --            104           117            39
-----------------------------------------------------
   Net realized gains (losses) on investments                7            106           477          (33)
-----------------------------------------------------
   Net change in unrealized appreciation or
   depreciation of investments                             (58)          (451)       (2,898)          (91)
-----------------------------------------------------

----------------------------------------------------- ------------- -------------- ------------- -------------
----------------------------------------------------- ------------- -------------- ------------- -------------
Net increase (decrease) in net assets resulting            (51)          (241)       (2,304)          (85)
from operations
----------------------------------------------------- ------------- -------------- ------------- -------------

-----------------------------------------------------
Policy transactions
-----------------------------------------------------
   Policy purchase payments:
-----------------------------------------------------
     Investrac Gold Variable Universal Life                 16            561         1,345           228
-----------------------------------------------------
     Investrac Advantage Variable Universal Life           254            456         2,497           188
-----------------------------------------------------
     Flexible Premium Universal Life                        --             --            --            --
-----------------------------------------------------
     Survivor Variable  Universal Life                      11             13            39             2
-----------------------------------------------------
     WealthQuest III Variable Universal Life                --             --            --            --
-----------------------------------------------------

-----------------------------------------------------
   Policy terminations, withdrawal payments and charges:
-----------------------------------------------------
     Investrac Gold Variable Universal Life                 (6)          (438)       (1,354)          (45)
-----------------------------------------------------
     Investrac Advantage Variable Universal Life           (71)          (144)         (699)          (11)
-----------------------------------------------------
     Flexible Premium Universal Life                        --             --            --            --
-----------------------------------------------------
     Survivor Variable  Universal Life                      (2)            (4)           (6)            2
-----------------------------------------------------
     WealthQuest III Variable Universal Life                --             --            --            --
-----------------------------------------------------

----------------------------------------------------- ------------- -------------- ------------- -------------
----------------------------------------------------- ------------- -------------- ------------- -------------
Increase (decrease) in net assets from                     202            444         1,822           364
policy transactions
----------------------------------------------------- ------------- -------------- ------------- -------------
----------------------------------------------------- ------------- -------------- ------------- -------------

-----------------------------------------------------
-----------------------------------------------------
Increase (decrease) in net assets                          151            203          (482)          279
-----------------------------------------------------

-----------------------------------------------------
Net assets at the beginning of year                        489          4,097        11,864           365
----------------------------------------------------- ------------- -------------- ------------- -------------
----------------------------------------------------- ------------- -------------- ------------- -------------

-----------------------------------------------------
-----------------------------------------------------
Net assets at the end of year                              640          4,300        11,382           644
===================================================== ============= ============== ============= =============


                         AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        Year Ended DECEMBER 31, 2001

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                    Net Changes                         Fidelity      Fidelity       Fidelity      Fidelity
                                                      Money Market    Overseas     Invest. Bond   Asset Mgr

----------------------------------------------------- ------------- -------------- ------------- -------------
----------------------------------------------------- ------------- -------------- ------------- -------------
Operations
-----------------------------------------------------
-----------------------------------------------------
   Investment income (loss) - net                           18             54             5            41
-----------------------------------------------------
   Net realized gains (losses) on investments               --             46             2             1
-----------------------------------------------------
   Net change in unrealized appreciation or
   depreciation of investments                              --           (432)            7          (111)
-----------------------------------------------------

----------------------------------------------------- ------------- -------------- ------------- -------------
----------------------------------------------------- ------------- -------------- ------------- -------------
Net increase (decrease) in net assets resulting             18           (332)           14           (69)
from operations
----------------------------------------------------- ------------- -------------- ------------- -------------

-----------------------------------------------------
Policy transactions
-----------------------------------------------------
   Policy purchase payments:
-----------------------------------------------------
     Investrac Gold Variable Universal Life                318            212            65           178
-----------------------------------------------------
     Investrac Advantage Variable Universal Life           299            216           132           120
-----------------------------------------------------
     Flexible Premium Universal Life                        --             --            --            --
-----------------------------------------------------
     Survivor Variable  Universal Life                      27             18            20             6
-----------------------------------------------------
     WealthQuest III Variable Universal Life                --             --            --            --
-----------------------------------------------------

-----------------------------------------------------
   Policy terminations, withdrawal payments and charges:
-----------------------------------------------------
     Investrac Gold Variable Universal Life               (118)          (195)          (13)         (177)
-----------------------------------------------------
     Investrac Advantage Variable Universal Life           (31)           (45)          (14)          (23)
-----------------------------------------------------
     Flexible Premium Universal Life                        --             --            --            --
-----------------------------------------------------
     Survivor Variable  Universal Life                      (1)            (6)           (6)           (4)
-----------------------------------------------------
     WealthQuest III Variable Universal Life                --             --            --            --
-----------------------------------------------------

----------------------------------------------------- ------------- -------------- ------------- -------------
----------------------------------------------------- ------------- -------------- ------------- -------------
Increase (decrease) in net assets from                     494            200           184           100
policy transactions
----------------------------------------------------- ------------- -------------- ------------- -------------
----------------------------------------------------- ------------- -------------- ------------- -------------

-----------------------------------------------------
-----------------------------------------------------
Increase (decrease) in net assets                          512           (132)          198            31
-----------------------------------------------------

-----------------------------------------------------
Net assets at the beginning of year                        339          1,419           119         1,340
----------------------------------------------------- ------------- -------------- ------------- -------------
----------------------------------------------------- ------------- -------------- ------------- -------------

-----------------------------------------------------
-----------------------------------------------------
Net assets at the end of year                              851          1,287           317         1,371
===================================================== ============= ============== ============= =============


                         AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        Year Ended DECEMBER 31, 2001

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                    Net Changes                         Fidelity      Fidelity       Fidelity
                                                                                    Asset Mgr
                                                       Index 500     Contra Fund      Growth

----------------------------------------------------- ------------- -------------- ------------- -------------
----------------------------------------------------- ------------- -------------- ------------- -------------
Operations
-----------------------------------------------------
-----------------------------------------------------
   Investment income (loss) - net                           14            (18)           14
-----------------------------------------------------
   Net realized gains (losses) on investments             (196)            63           (37)
-----------------------------------------------------
   Net change in unrealized appreciation or
   depreciation of investments                          (1,715)          (766)          (56)
-----------------------------------------------------

----------------------------------------------------- ------------- -------------- ------------- -------------
----------------------------------------------------- ------------- -------------- ------------- -------------
Net increase (decrease) in net assets resulting         (1,897)          (721)          (79)
from operations
----------------------------------------------------- ------------- -------------- ------------- -------------

-----------------------------------------------------
Policy transactions
-----------------------------------------------------
   Policy purchase payments:
-----------------------------------------------------
     Investrac Gold Variable Universal Life              1,870            764           129
-----------------------------------------------------
     Investrac Advantage Variable Universal Life         3,951          1,396           261
-----------------------------------------------------
     Flexible Premium Universal Life                        --             --            --
-----------------------------------------------------
     Survivor Variable  Universal Life                      91             15             1
-----------------------------------------------------
     WealthQuest III Variable Universal Life                --             --            --
-----------------------------------------------------

-----------------------------------------------------
   Policy terminations, withdrawal payments and charges:
-----------------------------------------------------
     Investrac Gold Variable Universal Life             (1,500)          (748)          (97)
-----------------------------------------------------
     Investrac Advantage Variable Universal Life        (1,858)          (376)         (100)
-----------------------------------------------------
     Flexible Premium Universal Life                        --             --            --
-----------------------------------------------------
     Survivor Variable  Universal Life                     (15)            (9)           (1)
-----------------------------------------------------
     WealthQuest III Variable Universal Life                --             --            --
-----------------------------------------------------

----------------------------------------------------- ------------- -------------- ------------- -------------
----------------------------------------------------- ------------- -------------- ------------- -------------
Increase (decrease) in net assets from                   2,539          1,042           193
policy transactions
----------------------------------------------------- ------------- -------------- ------------- -------------
----------------------------------------------------- ------------- -------------- ------------- -------------

-----------------------------------------------------
-----------------------------------------------------
Increase (decrease) in net assets                          642            321           114
-----------------------------------------------------

-----------------------------------------------------
Net assets at the beginning of year                     13,545          5,299           884
----------------------------------------------------- ------------- -------------- ------------- -------------
----------------------------------------------------- ------------- -------------- ------------- -------------

-----------------------------------------------------
-----------------------------------------------------
Net assets at the end of year                           14,187          5,620           998
===================================================== ============= ============== ============= =============


                         AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        Year Ended DECEMBER 31, 2001

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                    Net Changes                         Fidelity      Fidelity       Fidelity
                                                        Balanced     Growth Opp
                                                          Port          Port       MidCap Port

----------------------------------------------------- ------------- -------------- ------------- -------------
----------------------------------------------------- ------------- -------------- ------------- -------------
Operations
-----------------------------------------------------
-----------------------------------------------------
   Investment income (loss) - net                            3            (11)          (53)
-----------------------------------------------------
   Net realized gains (losses) on investments               (2)           (23)          (68)
-----------------------------------------------------
   Net change in unrealized appreciation or
   depreciation of investments                              (4)          (149)          (71)
-----------------------------------------------------

----------------------------------------------------- ------------- -------------- ------------- -------------
----------------------------------------------------- ------------- -------------- ------------- -------------
Net increase (decrease) in net assets resulting             (3)          (183)         (192)
from operations
----------------------------------------------------- ------------- -------------- ------------- -------------

-----------------------------------------------------
Policy transactions
-----------------------------------------------------
   Policy purchase payments:
-----------------------------------------------------
     Investrac Gold Variable Universal Life                  6             16           286
-----------------------------------------------------
     Investrac Advantage Variable Universal Life           162            596         1,835
-----------------------------------------------------
     Flexible Premium Universal Life                        --             --            --
-----------------------------------------------------
     Survivor Variable  Universal Life                      --             12            40
-----------------------------------------------------
     WealthQuest III Variable Universal Life                --             --            --
-----------------------------------------------------

-----------------------------------------------------
   Policy terminations, withdrawal payments and charges:
-----------------------------------------------------
     Investrac Gold Variable Universal Life                 (4)           (16)         (618)
-----------------------------------------------------
     Investrac Advantage Variable Universal Life           (26)          (124)         (552)
-----------------------------------------------------
     Flexible Premium Universal Life                        --             --            --
-----------------------------------------------------
     Survivor Variable  Universal Life                      --             (5)          (19)
-----------------------------------------------------
     WealthQuest III Variable Universal Life                --             --            --
-----------------------------------------------------

----------------------------------------------------- ------------- -------------- ------------- -------------
----------------------------------------------------- ------------- -------------- ------------- -------------
Increase (decrease) in net assets from                     138            479           972
policy transactions
----------------------------------------------------- ------------- -------------- ------------- -------------
----------------------------------------------------- ------------- -------------- ------------- -------------

-----------------------------------------------------
-----------------------------------------------------
Increase (decrease) in net assets                          135            296           780
-----------------------------------------------------

-----------------------------------------------------
Net assets at the beginning of year                        143          1,066         4,636
----------------------------------------------------- ------------- -------------- ------------- -------------
----------------------------------------------------- ------------- -------------- ------------- -------------

-----------------------------------------------------
-----------------------------------------------------
Net assets at the end of year                              278          1,362         5,416
===================================================== ============= ============== ============= =============



                         AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        Year Ended DECEMBER 31, 2001

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                    Net Changes                         Fidelity      Fidelity       Fidelity
                                                       Aggressive      Contra
                                                       Growth II       Fund II     Index 500 II

----------------------------------------------------- ------------- -------------- ------------- -------------
----------------------------------------------------- ------------- -------------- ------------- -------------
Operations
-----------------------------------------------------
-----------------------------------------------------
   Investment income (loss) - net                           --             --            --
-----------------------------------------------------
   Net realized gains (losses) on investments               --             --            --
-----------------------------------------------------
   Net change in unrealized appreciation or
   depreciation of investments                              --             --            --
-----------------------------------------------------

----------------------------------------------------- ------------- -------------- ------------- -------------
----------------------------------------------------- ------------- -------------- ------------- -------------
Net increase (decrease) in net assets resulting             --             --            --
from operations
----------------------------------------------------- ------------- -------------- ------------- -------------

-----------------------------------------------------
Policy transactions
-----------------------------------------------------
   Policy purchase payments:
-----------------------------------------------------
     Investrac Gold Variable Universal Life                 --             --            --
-----------------------------------------------------
     Investrac Advantage Variable Universal Life            --             --            --
-----------------------------------------------------
     Flexible Premium Universal Life                        --             --            --
-----------------------------------------------------
     Survivor Variable  Universal Life                      --             --            --
-----------------------------------------------------
     WealthQuest III Variable Universal Life                 3             16            40
-----------------------------------------------------

-----------------------------------------------------
   Policy terminations, withdrawal payments and charges:
-----------------------------------------------------
     Investrac Gold Variable Universal Life                 --             --            --
-----------------------------------------------------
     Investrac Advantage Variable Universal Life            --             --            --
-----------------------------------------------------
     Flexible Premium Universal Life                        --             --            --
-----------------------------------------------------
     Survivor Variable  Universal Life                      --             --            --
-----------------------------------------------------
     WealthQuest III Variable Universal Life                --             --            --
-----------------------------------------------------

----------------------------------------------------- ------------- -------------- ------------- -------------
----------------------------------------------------- ------------- -------------- ------------- -------------
Increase (decrease) in net assets from                       3             16            40
policy transactions
----------------------------------------------------- ------------- -------------- ------------- -------------
----------------------------------------------------- ------------- -------------- ------------- -------------

-----------------------------------------------------
-----------------------------------------------------
Increase (decrease) in net assets                            3             16            40
-----------------------------------------------------

-----------------------------------------------------
Net assets at the beginning of year                         --             --            --
----------------------------------------------------- ------------- -------------- ------------- -------------
----------------------------------------------------- ------------- -------------- ------------- -------------

-----------------------------------------------------
-----------------------------------------------------
Net assets at the end of year                                3             16            40
===================================================== ============= ============== ============= =============



                         AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        Year Ended DECEMBER 31, 2001

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                    Net Changes                         Fidelity      Fidelity
                                     Growth
                                                         Opp II       MidCap II

----------------------------------------------------- ------------- -------------- ------------- -------------
----------------------------------------------------- ------------- -------------- ------------- -------------
Operations
-----------------------------------------------------
-----------------------------------------------------
   Investment income (loss) - net                           --             --
-----------------------------------------------------
   Net realized gains (losses) on investments               --             --
-----------------------------------------------------
   Net change in unrealized appreciation or
   depreciation of investments                              --              1
-----------------------------------------------------

----------------------------------------------------- ------------- -------------- ------------- -------------
----------------------------------------------------- ------------- -------------- ------------- -------------
Net increase (decrease) in net assets resulting             --              1
from operations
----------------------------------------------------- ------------- -------------- ------------- -------------

-----------------------------------------------------
Policy transactions
-----------------------------------------------------
   Policy purchase payments:
-----------------------------------------------------
     Investrac Gold Variable Universal Life                 --             --
-----------------------------------------------------
     Investrac Advantage Variable Universal Life            --             --
-----------------------------------------------------
     Flexible Premium Universal Life                        --             --
-----------------------------------------------------
     Survivor Variable  Universal Life                      --             --
-----------------------------------------------------
     WealthQuest III Variable Universal Life                 8             22
-----------------------------------------------------

-----------------------------------------------------
   Policy terminations, withdrawal payments and charges:
-----------------------------------------------------
     Investrac Gold Variable Universal Life                 --             --
-----------------------------------------------------
     Investrac Advantage Variable Universal Life            --             --
-----------------------------------------------------
     Flexible Premium Universal Life                        --             --
-----------------------------------------------------
     Survivor Variable  Universal Life                      --             --
-----------------------------------------------------
     WealthQuest III Variable Universal Life                (1)            (3)
-----------------------------------------------------

----------------------------------------------------- ------------- -------------- ------------- -------------
----------------------------------------------------- ------------- -------------- ------------- -------------
Increase (decrease) in net assets from                       7             19
policy transactions
----------------------------------------------------- ------------- -------------- ------------- -------------
----------------------------------------------------- ------------- -------------- ------------- -------------

-----------------------------------------------------
-----------------------------------------------------
Increase (decrease) in net assets                            7             20
-----------------------------------------------------

-----------------------------------------------------
Net assets at the beginning of year                         --             --
----------------------------------------------------- ------------- -------------- ------------- -------------
----------------------------------------------------- ------------- -------------- ------------- -------------

-----------------------------------------------------
-----------------------------------------------------
Net assets at the end of year                                7             20
===================================================== ============= ============== ============= =============


                         AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        Year Ended DECEMBER 31, 2001

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                    Net Changes                         Invesco        Invesco       Invesco       Invesco
                                                                       Health                     Small Co.
                                                        Dynamics      Sciences      Technology      Growth

----------------------------------------------------- ------------- -------------- ------------- -------------
----------------------------------------------------- ------------- -------------- ------------- -------------
Operations
-----------------------------------------------------
-----------------------------------------------------
   Investment income (loss) - net                           --             --            --            --
-----------------------------------------------------
   Net realized gains (losses) on investments               --             --            --            --
-----------------------------------------------------
   Net change in unrealized appreciation or
   depreciation of investments                              --             --             1            --
-----------------------------------------------------

----------------------------------------------------- ------------- -------------- ------------- -------------
----------------------------------------------------- ------------- -------------- ------------- -------------
Net increase (decrease) in net assets resulting             --             --             1            --
from operations
----------------------------------------------------- ------------- -------------- ------------- -------------

-----------------------------------------------------
Policy transactions
-----------------------------------------------------
   Policy purchase payments:
-----------------------------------------------------
     Investrac Gold Variable Universal Life                 --             --            --            --
-----------------------------------------------------
     Investrac Advantage Variable Universal Life            --             --            --            --
-----------------------------------------------------
     Flexible Premium Universal Life                        --             --            --            --
-----------------------------------------------------
     Survivor Variable  Universal Life                      --             --            --            --
-----------------------------------------------------
     WealthQuest III Variable Universal Life                 2             11            10            --
-----------------------------------------------------

-----------------------------------------------------
   Policy terminations, withdrawal payments and charges:
-----------------------------------------------------
     Investrac Gold Variable Universal Life                 --             --            --            --
-----------------------------------------------------
     Investrac Advantage Variable Universal Life            --             --            --            --
-----------------------------------------------------
     Flexible Premium Universal Life                        --             --            --            --
-----------------------------------------------------
     Survivor Variable  Universal Life                      --             --            --            --
-----------------------------------------------------
     WealthQuest III Variable Universal Life                --             (2)           (1)           --
-----------------------------------------------------

----------------------------------------------------- ------------- -------------- ------------- -------------
----------------------------------------------------- ------------- -------------- ------------- -------------
Increase (decrease) in net assets from                       2              9             9            --
policy transactions
----------------------------------------------------- ------------- -------------- ------------- -------------
----------------------------------------------------- ------------- -------------- ------------- -------------

-----------------------------------------------------
-----------------------------------------------------
Increase (decrease) in net assets                            2              9            10            --
-----------------------------------------------------

-----------------------------------------------------
Net assets at the beginning of year                         --             --            --            --
----------------------------------------------------- ------------- -------------- ------------- -------------
----------------------------------------------------- ------------- -------------- ------------- -------------

-----------------------------------------------------
-----------------------------------------------------
Net assets at the end of year                                2              9            10            --
===================================================== ============= ============== ============= =============


                         AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        Year Ended DECEMBER 31, 2001

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                    Net Changes                         Invesco        Invesco       Invesco       Invesco
                                                      Real Estate                                 Financial
                                                          Opp         Utilities      Telecom        Svcs.
----------------------------------------------------- ------------- -------------- ------------- -------------
----------------------------------------------------- ------------- -------------- ------------- -------------
Operations
-----------------------------------------------------
-----------------------------------------------------
   Investment income (loss) - net                           --              1            --            --
-----------------------------------------------------
   Net realized gains (losses) on investments               --             --            --            --
-----------------------------------------------------
   Net change in unrealized appreciation or
   depreciation of investments                              --             (1)           --            --
-----------------------------------------------------

----------------------------------------------------- ------------- -------------- ------------- -------------
----------------------------------------------------- ------------- -------------- ------------- -------------
Net increase (decrease) in net assets resulting             --             --            --            --
from operations
----------------------------------------------------- ------------- -------------- ------------- -------------

-----------------------------------------------------
Policy transactions
-----------------------------------------------------
   Policy purchase payments:
-----------------------------------------------------
     Investrac Gold Variable Universal Life                 --             --            --            --
-----------------------------------------------------
     Investrac Advantage Variable Universal Life            --             --            --            --
-----------------------------------------------------
     Flexible Premium Universal Life                        --             --            --            --
-----------------------------------------------------
     Survivor Variable  Universal Life                      --             --            --            --
-----------------------------------------------------
     WealthQuest III Variable Universal Life                 1             44            --             7
-----------------------------------------------------

-----------------------------------------------------
   Policy terminations, withdrawal payments and charges:
-----------------------------------------------------
     Investrac Gold Variable Universal Life                 --             --            --            --
-----------------------------------------------------
     Investrac Advantage Variable Universal Life            --             --            --            --
-----------------------------------------------------
     Flexible Premium Universal Life                        --             --            --            --
-----------------------------------------------------
     Survivor Variable  Universal Life                      --             --            --            --
-----------------------------------------------------
     WealthQuest III Variable Universal Life                --             --            --            --
-----------------------------------------------------

----------------------------------------------------- ------------- -------------- ------------- -------------
----------------------------------------------------- ------------- -------------- ------------- -------------
Increase (decrease) in net assets from                       1             44            --             7
policy transactions
----------------------------------------------------- ------------- -------------- ------------- -------------
----------------------------------------------------- ------------- -------------- ------------- -------------

-----------------------------------------------------
-----------------------------------------------------
Increase (decrease) in net assets                            1             44            --             7
-----------------------------------------------------

-----------------------------------------------------
Net assets at the beginning of year                         --             --            --            --
----------------------------------------------------- ------------- -------------- ------------- -------------
----------------------------------------------------- ------------- -------------- ------------- -------------

-----------------------------------------------------
-----------------------------------------------------
Net assets at the end of year                                1             44            --             7
===================================================== ============= ============== ============= =============


                         AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        Year Ended DECEMBER 31, 2001

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                    Net Changes                           MFS        MFS Capital   MFS Research      MFS
                                                        Emerging                                  Investors
                                                         Growth        Opport                       Trust

----------------------------------------------------- ------------- -------------- ------------- -------------
----------------------------------------------------- ------------- -------------- ------------- -------------
Operations
-----------------------------------------------------
-----------------------------------------------------
   Investment income (loss) - net                           --             --            --            --
-----------------------------------------------------
   Net realized gains (losses) on investments               --             --            --            --
-----------------------------------------------------
   Net change in unrealized appreciation or
   depreciation of investments                              --             --            --             1
-----------------------------------------------------

----------------------------------------------------- ------------- -------------- ------------- -------------
----------------------------------------------------- ------------- -------------- ------------- -------------
Net increase (decrease) in net assets resulting             --             --            --             1
from operations
----------------------------------------------------- ------------- -------------- ------------- -------------

-----------------------------------------------------
Policy transactions
-----------------------------------------------------
   Policy purchase payments:
-----------------------------------------------------
     Investrac Gold Variable Universal Life                 --             --            --            --
-----------------------------------------------------
     Investrac Advantage Variable Universal Life            --             --            --            --
-----------------------------------------------------
     Flexible Premium Universal Life                        --             --            --            --
-----------------------------------------------------
     Survivor Variable  Universal Life                      --             --            --            --
-----------------------------------------------------
     WealthQuest III Variable Universal Life                 5              3             2            47
-----------------------------------------------------

-----------------------------------------------------
   Policy terminations, withdrawal payments and charges:
-----------------------------------------------------
     Investrac Gold Variable Universal Life                 --             --            --            --
-----------------------------------------------------
     Investrac Advantage Variable Universal Life            --             --            --            --
-----------------------------------------------------
     Flexible Premium Universal Life                        --             --            --            --
-----------------------------------------------------
     Survivor Variable  Universal Life                      --             --            --            --
-----------------------------------------------------
     WealthQuest III Variable Universal Life                --             --            --            (1)
-----------------------------------------------------

----------------------------------------------------- ------------- -------------- ------------- -------------
----------------------------------------------------- ------------- -------------- ------------- -------------
Increase (decrease) in net assets from                       5              3             2            46
policy transactions
----------------------------------------------------- ------------- -------------- ------------- -------------
----------------------------------------------------- ------------- -------------- ------------- -------------

-----------------------------------------------------
-----------------------------------------------------
Increase (decrease) in net assets                            5              3             2            47
-----------------------------------------------------

-----------------------------------------------------
Net assets at the beginning of year                         --             --            --            --
----------------------------------------------------- ------------- -------------- ------------- -------------
----------------------------------------------------- ------------- -------------- ------------- -------------

-----------------------------------------------------
-----------------------------------------------------
Net assets at the end of year                                5              3             2            47
===================================================== ============= ============== ============= =============


                         AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        Year Ended DECEMBER 31, 2001

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                    Net Changes                          T Rowe     T Rowe Price      T Rowe        T Rowe
                                                         Price                                      Price
                                                         Equity     International   Price Ltd       MidCap
                                                         Income         Stock       Term Bond       Growth

----------------------------------------------------- ------------- -------------- ------------- -------------
----------------------------------------------------- ------------- -------------- ------------- -------------
Operations
-----------------------------------------------------
-----------------------------------------------------
   Investment income (loss) - net                           17              2            --           (18)
-----------------------------------------------------
   Net realized gains (losses) on investments               10             (8)           --            24
-----------------------------------------------------
   Net change in unrealized appreciation or
   depreciation of investments                              (8)           (44)           (1)           (7)
-----------------------------------------------------

----------------------------------------------------- ------------- -------------- ------------- -------------
----------------------------------------------------- ------------- -------------- ------------- -------------
Net increase (decrease) in net assets resulting             19            (50)           (1)           (1)
from operations
----------------------------------------------------- ------------- -------------- ------------- -------------

-----------------------------------------------------
Policy transactions
-----------------------------------------------------
   Policy purchase payments:
-----------------------------------------------------
     Investrac Gold Variable Universal Life                233              8            --            35
-----------------------------------------------------
     Investrac Advantage Variable Universal Life           665             86            --           756
-----------------------------------------------------
     Flexible Premium Universal Life                        --             --            --            --
-----------------------------------------------------
     Survivor Variable  Universal Life                       2             --            --            21
-----------------------------------------------------
     WealthQuest III Variable Universal Life                98             --            65            10
-----------------------------------------------------

-----------------------------------------------------
   Policy terminations, withdrawal payments and charges:
-----------------------------------------------------
     Investrac Gold Variable Universal Life                (38)            (7)           --           (13)
-----------------------------------------------------
     Investrac Advantage Variable Universal Life           (89)           (16)           --          (187)
-----------------------------------------------------
     Flexible Premium Universal Life                        --             --            --            --
-----------------------------------------------------
     Survivor Variable  Universal Life                      --             --            --            (2)
-----------------------------------------------------
     WealthQuest III Variable Universal Life                (3)            --            (3)           --
-----------------------------------------------------

----------------------------------------------------- ------------- -------------- ------------- -------------
----------------------------------------------------- ------------- -------------- ------------- -------------
Increase (decrease) in net assets from                     868             71            62           620
policy transactions
----------------------------------------------------- ------------- -------------- ------------- -------------
----------------------------------------------------- ------------- -------------- ------------- -------------

-----------------------------------------------------
-----------------------------------------------------
Increase (decrease) in net assets                          887             21            61           619
-----------------------------------------------------

-----------------------------------------------------
Net assets at the beginning of year                        216            189            --         1,162
----------------------------------------------------- ------------- -------------- ------------- -------------
----------------------------------------------------- ------------- -------------- ------------- -------------

-----------------------------------------------------
-----------------------------------------------------
Net assets at the end of year                            1,103            210            61         1,781
===================================================== ============= ============== ============= =============


                         AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        Year Ended DECEMBER 31, 2001

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                    Net Changes                        AN Growth      AN Equity    AN Balanced     AN Money
                                                                       Income                       Market

----------------------------------------------------- ------------- -------------- ------------- -------------
----------------------------------------------------- ------------- -------------- ------------- -------------
Operations
-----------------------------------------------------
-----------------------------------------------------
   Investment income (loss) - net                           24            137            40            77
-----------------------------------------------------
   Net realized gains (losses) on investments               39             25             5            --
-----------------------------------------------------
   Net change in unrealized appreciation or
   depreciation of investments                          (3,701)        (2,934)       (1,096)           --
-----------------------------------------------------

----------------------------------------------------- ------------- -------------- ------------- -------------
----------------------------------------------------- ------------- -------------- ------------- -------------
Net increase (decrease) in net assets resulting         (3,638)        (2,772)       (1,051)           77
from operations
----------------------------------------------------- ------------- -------------- ------------- -------------

-----------------------------------------------------
Policy transactions
-----------------------------------------------------
   Policy purchase payments:
-----------------------------------------------------
     Investrac Gold Variable Universal Life              1,206            473           160             5
-----------------------------------------------------
     Investrac Advantage Variable Universal Life         1,405            540           358         2,370
-----------------------------------------------------
     Flexible Premium Universal Life                        --             --            --            --
-----------------------------------------------------
     Survivor Variable  Universal Life                       6              4            --            18
-----------------------------------------------------
     WealthQuest III Variable Universal Life                 5             40            34           327
-----------------------------------------------------

-----------------------------------------------------
   Policy terminations, withdrawal payments and charges:
-----------------------------------------------------
     Investrac Gold Variable Universal Life             (1,119)          (427)         (183)          (14)
-----------------------------------------------------
     Investrac Advantage Variable Universal Life          (364)          (134)          (64)       (2,307)
-----------------------------------------------------
     Flexible Premium Universal Life                        --             --            --            --
-----------------------------------------------------
     Survivor Variable  Universal Life                      (4)            (1)           --           (13)
-----------------------------------------------------
     WealthQuest III Variable Universal Life                --             (1)           --          (291)
-----------------------------------------------------

----------------------------------------------------- ------------- -------------- ------------- -------------
----------------------------------------------------- ------------- -------------- ------------- -------------
Increase (decrease) in net assets from                   1,135            494           305            95
policy transactions
----------------------------------------------------- ------------- -------------- ------------- -------------
----------------------------------------------------- ------------- -------------- ------------- -------------

-----------------------------------------------------
-----------------------------------------------------
Increase (decrease) in net assets                       (5,697)        (6,095)       (4,234)       (2,511)
-----------------------------------------------------

-----------------------------------------------------
Net assets at the beginning of year                     13,859         10,600         5,944         2,814
----------------------------------------------------- ------------- -------------- ------------- -------------
----------------------------------------------------- ------------- -------------- ------------- -------------

-----------------------------------------------------
-----------------------------------------------------
Net assets at the end of year                            8,162          4,505         1,710           303
===================================================== ============= ============== ============= =============



                         AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        Year Ended DECEMBER 31, 2001

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                    Net Changes                         AN Gov't      AN High     AN Small/Mid        AN
                                                                                                 International
                                                          Bond       Yield Bond        Cap          Stock

----------------------------------------------------- ------------- ------------- -------------- -------------
----------------------------------------------------- ------------- ------------- -------------- -------------
Operations
-----------------------------------------------------
-----------------------------------------------------
   Investment income (loss) - net                            6             2             (1)           --
-----------------------------------------------------
   Net realized gains (losses) on investments               --            (1)           (40)           --
-----------------------------------------------------
   Net change in unrealized appreciation or
   depreciation of investments                              (7)           (2)           (41)           (1)
-----------------------------------------------------

----------------------------------------------------- ------------- ------------- -------------- -------------
----------------------------------------------------- ------------- ------------- -------------- -------------
Net increase (decrease) in net assets resulting             (1)           (1)           (82)           (1)
from operations
----------------------------------------------------- ------------- ------------- -------------- -------------

-----------------------------------------------------
Policy transactions
-----------------------------------------------------
   Policy purchase payments:
-----------------------------------------------------
     Investrac Gold Variable Universal Life                  5            --             23             1
-----------------------------------------------------
     Investrac Advantage Variable Universal Life            62            18            195             9
-----------------------------------------------------
     Flexible Premium Universal Life                        --            --             --            --
-----------------------------------------------------
     Survivor Variable  Universal Life                      --            --             --            --
-----------------------------------------------------
     WealthQuest III Variable Universal Life                71             2             --            --
-----------------------------------------------------

-----------------------------------------------------
   Policy terminations, withdrawal payments and charges:
-----------------------------------------------------
     Investrac Gold Variable Universal Life                 --            --             (5)           --
-----------------------------------------------------
     Investrac Advantage Variable Universal Life            (1)           (2)           (27)           (2)
-----------------------------------------------------
     Flexible Premium Universal Life                        --            --             --            --
-----------------------------------------------------
     Survivor Variable  Universal Life                      --            --             --            --
-----------------------------------------------------
     WealthQuest III Variable Universal Life                --            --             --            --
-----------------------------------------------------

----------------------------------------------------- ------------- ------------- -------------- -------------
----------------------------------------------------- ------------- ------------- -------------- -------------
Increase (decrease) in net assets from                     137            18            186             8
policy transactions
----------------------------------------------------- ------------- ------------- -------------- -------------
----------------------------------------------------- ------------- ------------- -------------- -------------

-----------------------------------------------------
-----------------------------------------------------
Increase (decrease) in net assets                          136            17            104             7
-----------------------------------------------------

-----------------------------------------------------
Net assets at the beginning of year                         --            --            115             1
----------------------------------------------------- ------------- ------------- -------------- -------------
----------------------------------------------------- ------------- ------------- -------------- -------------

-----------------------------------------------------
-----------------------------------------------------
Net assets at the end of year                              136            17            219             8
===================================================== ============= ============= ============== =============

American National Variable LIFE Separate Account
NOTES TO FINANCIAL STATEMENTS
December 31, 2002

(1)      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

General ... American National Variable Life Separate Account (Separate Account) was established on July 30, 1987 under Texas law as a separate investment account of American National Insurance Company (the Sponsor). The Separate Account began operations on February 20, 1991. The assets of the Separate Account are segregated from the Sponsor's other assets and are used only to support variable life products issued by the Sponsor. The Separate Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. These financial statements report the results of the subaccounts for the various variable life products. There are currently 54 subaccounts within the Separate Account, although not all subaccounts are offered in each product. Each of the subaccounts is invested only in a corresponding portfolio of the American National (AN), Fidelity Funds, T. Rowe Price Funds, MFS Funds, Federated Funds, Invesco Funds or Alger Funds. The American National Funds were organized and are managed for a fee by Securities Management & Research, Inc. (SM&R) which is a wholly-owned subsidiary of the Sponsor.

Basis of Presentation...The financial statements of the Separate Account have been prepared on an accrual basis in accordance with accounting principles generally accepted in the United States.

Investments...Investments in shares of the separate investment portfolios are stated at market value which is the net asset value per share as determined by the respective portfolios. Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the basis of identified cost. Capital gain distributions and dividends from mutual funds are recorded and reinvested upon receipt.

Federal Taxes... The operations of the Separate Account form a part of, and are taxed with, the operations of the Sponsor. Under the Internal Revenue Code, all ordinary income and capital gains allocated to the policyholders'are not taxed to the Sponsor. As a result, the net asset values of the subaccounts are not affected by federal income taxes on distributions received by the subaccounts. Accordingly, no provision for income taxes is required in the accompanying financial statements.

Use of Estimates...The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

(2)        SECURITY PURCHASES AND SALES

For the year ended December 31, 2002, the aggregate cost of purchases (including reinvestment of dividend distributions and transfers between funds) and proceeds from sales of investments in the mutual fund portfolios were as follows (in thousands):













                                                          Purchases                   Sales

-----------------------------------------------------------------------------------------------------------------------------
Alger Small Capitalization                                      37                       14
Alger Growth Portfolio                                        115                        1
Alger Income & Growth                                          49                         4
Alger Balanced                                                  97                        2
Alger MidCap Growth                                           149                        9
Alger Leveraged AllCap                                         40                        3
Federated International                                          1                       --
Federated Capital Income                                         7                       --
Federated High Income Bond                                      46                        2
Federated Growth Strategies                                     16                        1
Federated Equity Income                                         23                        1
Fidelity Growth & Income                                       134                       70
Fidelity Equity Income                                         383                      292
Fidelity Growth                                              2,112                      493
Fidelity High Income                                           101                      215
Fidelity Money Market                                          453                      455
Fidelity Overseas                                              232                      120
Fidelity Investment Bond                                       284                       93
Fidelity Asset Manager                                         179                      114
Fidelity Index 500                                           2,281                      585
Fidelity Contra Fund                                         1,165                      361
Fidelity Asset Manager: Growth                                 237                       83
Fidelity Balanced Portfolio                                    114                       16
Fidelity Growth Opportunities Portfolio                        381                       75
Fidelity MidCap Portfolio                                    1,776                      422
Fidelity Aggressive Growth II                                  127                        5
Fidelity Contra Fund II                                        286                       13
Fidelity Index 500 II                                          505                       13
Fidelity Growth Opportunities II                                76                        4
Fidelity MidCap II                                             467                       15
Invesco Dynamics                                                 4                        1
Invesco Health Sciences                                         60                        2
Invesco Technology                                              30                        3
Invesco Small Company Growth                                    11                        3
Invesco Real Estate Opportunities                               22                        3
Invesco Utilities                                               12                        3
Invesco Telecommunications                                       6                        1
Invesco Financial Services                                       8                        1
MFS Emerging Growth                                             32                        1
MFS Capital Opportunities                                       37                        1
MFS Research                                                    11                        1
MFS Investors Trust                                             26                        2
T. Rowe Price Equity Income                                   671                       148
T. Rowe Price International Stock                              103                       27
T. Rowe Price Limited-Term Bond                                86                       16
T. Rowe Price Mid-Cap Growth                                  682                       100
AN Growth                                                    1,222                      446
AN Equity Income                                              689                       353
AN Balanced                                                    356                      100
AN Money Market                                             1,033                      642
AN Government Bond                                             349                       53
AN High Yield Bond                                             26                        2
AN Small-Cap/Mid-Cap                                          211                       13
AN International Stock                                         59                        48
-----------------------------------------------------------------------------------------------------------------------------
TOTALS                                                 $   17,619               $     5,451

(3)       POLICY CHARGES AND DEDUCTIONS

Mortality and Expense Risk Charges...The mortality risk and expense risk charges are applied daily against the net assets representing equity of policyholders' held in each subaccount. The annual effective rates for these charges have a maximum rate of:
         Investrac Gold Variable Universal Life                        0.90%
         Investrac Advantage Variable Universal Life                   1.25%
         Flexible Premium Variable Universal Life                      1.25%
         Survivorship Advantage Variable Universal Life                0.90%
       Wealthquest III Variable Universal Life                         0.70%

Monthly Administrative Charges ... A Monthly charge to the accumulated value will be deducted equal to a monthly cost of insurance, including additional charges for riders if applicable, for the current policy month. Also, an expense charge varying by product is assessed as follows:
         Investrac Gold Variable Universal Life                        $2.50
          Investrac Advantage Variable Universal Life                  $7.50
Flexible Premium Variable Universal Life 0.40% of policy value (first year only)
         Survivorship Advantage Variable Universal Li               up to $5.00
         Wealthquest III Variable Universal Life                       none

Surrender Charge...A surrender charge is imposed upon the surrender of variable life insurance contracts to compensate the Sponsor for sales and other marketing expenses. The amount of any surrender charge will depend on the number of years that have elapsed since the contract was issued. In addition, partial surrenders will be assessed a $25 fee. No surrender charge will be imposed on death benefits.

Transfer Charge... After the first twelve transfers in any one policy year for transfers made among the subaccounts (after four for the Investrac Gold Variable Universal Life product), a $10 transfer charge is imposed.

Premium Charge... Premium loads vary by product as follows:
               Investrac Gold Variable Universal Life - a 4% sales charge plus a
            $2.00 transaction charge plus applicable premium tax up to 4%. Investrac Advantage Variable Universal Life - no sales charges or loads Flexible Premium Variable Universal Life - a 4% sales charge Survivorship Advantage Variable Universal Life - up to a 3% sales charge
            Wealthquest III Variable Universal Life - up to a 6% sales charge

(4)     FINANCIAL HIGHLIGHTS

American National Insurance Company sells a number of variable universal life products having unique combinations of features and fees that are charged against the policyholder's account balance (see preceding note). Differences in fee structures result in a variety of expense ratios and total returns.


The following table was developed by determining which products offered by the Company have the lowest and highest total return (all numbers are percentages):

                                          At December 31                        For the year ended December 31,
                                          --------------                        -------------------------------

                                          Unit Fair Value          Investment *        Expense Ratio **   Total Return ***
-----------------------------------------------------------------------------------------------------------------------------
                                         lowest to highest         Income Ratio        lowest to highest  lowest to highest

-----------------------------------------------------------------------------------------------------------------------------
Alger Small Capitalization:
2002                                          $0.74                     --                   0.70                  -26.74
2001                                            1.02                    --                   0.70                     1.61
Alger Growth Portfolio:
2002                                            0.69                  0.04                   0.70                  -33.46
2001                                            1.04                    --                   0.70                     3.80
                                          At December 31                        For the year ended December 31,
                                          --------------                        -------------------------------

                                          Unit Fair Value          Investment *        Expense Ratio **   Total Return ***
-----------------------------------------------------------------------------------------------------------------------------
                                         lowest to highest         Income Ratio        lowest to highest  lowest to highest
-----------------------------------------------------------------------------------------------------------------------------
Alger Income & Growth:
2002                                            $0.70                    0.57                0.70                  -31.58
2001                                             1.02                    --                      0.70                 2.38
Alger Balanced:
2002                                             0.89                    0.97                0.70                  -12.90
2001                                             1.02                    --                      0.70                 2.27
Alger MidCap Growth:
2002                                             0.73                     --                     0.70              -30.03
2001                                             1.05                    --                      0.70                 4.75
Alger Leveraged AllCap:
2002                                             0.68                     --                     0.70              -34.37
2001                                             1.04                    --                      0.70                 3.74
Federated International:
2002                                             0.76                    --                      0.70              -18.05
2001                                             0.92                    --                      0.70                -7.72
Federated Capital Income:
2002                                             0.71                    1.18                0.70                  -24.48
2001                                             0.94                    --                      0.70                -5.78
Federated High Income Bond:
2002                                             0.98                    4.52                0.70                     0.68
2001                                             0.97                    --                      0.70                -2.51
Federated Growth Strategies:
2002                                            0.73                    --                   0.70                  -26.86
2001                                            1.00                    --                   0.70                    -0.12
Federated Equity Income:
2002                                            0.80                   0.53                  0.70                  -21.29
2001                                            1.01                    --                   0.70                     1.23
Fidelity Growth & Income:
2002                                         0.74 to 12.34              1.33           0.90 to 1.25              -17.64 to -17.35
2001                                         0.89 to 14.94              1.14           0.90 to 1.25                -9.90 to -9.55
Fidelity Equity Income:
2002                                         1.02 to 21.40              1.72           0.90 to 1.25              -17.97 to -17.68
2001                                         1.24 to 26.00              3.42           0.90 to 1.25                -6.14 to -5.80
Fidelity Growth:
2002                                        0.88 to 27.38               0.23           0.90 to 1.25              -30.96 to -30.71
2001                                        1.28 to 39.52               1.97           0.90 to 1.25              -18.69 to -18.38
Fidelity High Income:
2002                                         0.73 to 1.04               11.57          0.90 to 1.25                  2.17 to 2.52
2001                                         0.71 to 7.60                8.91            0.90 to 1.25              -12.71 to -12.51
Fidelity Money Market
2002                                        1.06 to 1.42                 1.55           0.90 to 1.25                  0.44 to 0.78
2001                                        1.05 to 1.41                 4.33           0.90 to 1.25                3.00 to 3.28
Fidelity Overseas:
2002                                       0.77 to 13.57                 0.79           0.90 to 1.25               -21.26 to -20.21
2001                                        0.98 to 17.18                4.97           0.90 to 1.25               -22.20 to -21.87
Fidelity Investment Bond:
2002                                        1.28 to 15.75                2.83           0.90 to 1.25                    8.78 to 9.37
2001                                        1.18 to 14.40                3.18           0.90 to 1.25                   7.10 to 7.50
Fidelity Asset Manager:
2002                                         0.98 to 15.27               3.76            0.90 to 1.25                -9.70 to -9.54
2001                                         1.09 to 16.89               4.00            0.90 to 1.25                -5.28 to -4.94
Fidelity Index 500:
2002                                        0.64 to 111.59               1.24            0.90 to 1.25             -23.21 to -22.94
2001                                         0.84 to 144.82              1.13            0.90 to 1.25              -13.19 to -12.88


                                          At December 31                        For the year ended December 31,
                                          --------------                        -------------------------------

                                          Unit Fair Value          Investment *        Expense Ratio **   Total Return ***
-----------------------------------------------------------------------------------------------------------------------------
                                         lowest to highest         Income Ratio        lowest to highest  lowest to highest

-----------------------------------------------------------------------------------------------------------------------------
Fidelity Contra Fund:
2002                                       $0.80 to 21.06         0.81                0.90 to 1.25                -10.47 to -10.15
2001                                        0.89 to 23.45         0.68                0.90 to 1.25                -13.46 to -13.02
Fidelity Asset Manager: Growth:
2002                                         0.91 to 12.24        2.60                0.90 to 1.25                -16.56 to -16.28
2001                                         1.09 to 14.62        2.55                0.90 to 1.25                  -8.63 to -8.21
Fidelity Balanced Portfolio:
2002                                         0.84 to 13.38        2.71                0.90 to 1.25                   -9.80 to -9.53
2001                                         0.93 to 14.79        2.57                0.90 to 1.25                  -2.81 to -2.44
Fidelity Growth Opportunities Portfolio:
2002                                         0.52 to 12.49        0.97                0.90 to 1.25                -23.14 to -22.55
2001                                         0.68 to 16.13        0.31                0.90 to 1.25                -15.46 to -15.18
Fidelity MidCap Portfolio:
2002                                         1.49 to 17.25        0.89                 0.90 to 1.25                -10.91 to -10.62
2001                                         1.67 to 19.30         --                  0.90 to 1.25                 -4.02 to -3.68
Fidelity Aggressive Growth II:
2002                                                  0.75         --                          0.70                       -27.13
2001                                                  1.03         --                          0.70                        2.65
Fidelity Contra Fund II:
2002                                                  0.90       0.13                          0.70                        -10.23
2001                                                  1.01         --                          0.70                          0.67
Fidelity Index 500 II:
2002                                                  0.78       0.31                          0.70                        -22.99
2001                                                  1.01         --                          0.70                          1.36
Fidelity Growth Opportunities II:
2002                                                  0.79        0.19                         0.70                        -22.55
2001                                                  1.02          --                         0.70                          1.80
Fidelity MidCap II:
2002                                                   0.93       0.13                         0.70                         -10.65
2001                                                   1.04         --                         0.70                            4.20
Invesco Dynamics:
2002                                                  0.69          --                         0.70                          -32.37
2001                                                  1.02          --                         0.70                          1.63
Invesco Health Sciences:
2002                                                  0.76          --                         0.70                          -25.07
2001                                                  1.02         2.00                        0.70                           2.00
Invesco Technology:
2002                                                  0.54          --                         0.70                          -47.22
2001                                                  1.02          --                         0.70                           1.89
Invesco Small Company Growth:
2002                                                  0.71          --                         0.70                          -31.60
2001                                                  1.04           --                        0.70                           3.71
Invesco Real Estate Opportunities:
2002                                                 1.07          2.08                         0.70                           5.63
2001                                                  1.02         6.11                         0.70                          1.50
Invesco Utilities:
2002                                                  0.72         0.51                          0.70                        -20.88
2001                                                  0.91         6.45                          0.70                         -8.68
Invesco Telecommunications:
2002                                                  0.46           --                          0.70                        -51.15
2001                                                  0.95           --                          0.70                         -5.33
Invesco Financial Services:
2002                                                  0.86         0.83                          0.70                        -15.49
2001                                                  1.01         1.99                          0.70                          1.49

                                          At December 31                        For the year ended December 31,
                                          --------------                        -------------------------------

                                          Unit Fair Value          Investment *        Expense Ratio **   Total Return ***
-----------------------------------------------------------------------------------------------------------------------------
                                         lowest to highest         Income Ratio        lowest to highest  lowest to highest

-----------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth:
2002                                             $0.68                --                    0.70                             -34.22
2001                                              1.03                --                    0.70                              3.09
MFS Capital Opportunities:
2002                                              0.70              0.03                    0.70                             -30.18
2001                                              1.01                --                    0.70                              0.96
MFS Research:
2002                                              0.76               0.25                   0.70                             -25.06
2001                                              1.01                 --                   0.70                               1.25
MFS Investors Trust:
2002                                              0.79               0.47                   0.70                             -21.52
2001                                               1.01                --                   0.70                            0.77
T. Rowe Price Equity Income:
2002                                        0.86 to 17.02            1.84                  0.70 to 1.25            -14.19 to -13.73
2001                                        1.00 to 19.77            3.67                  0.70 to 1.25               -0.02 to 0.42
T. Rowe Price International Stock:
2002                                          0.64 to 9.32           1.24                  0.70 to 1.25            -19.29 to -18.86
2001                                         0.79 to 11.51           2.22                  0.70 to 1.25             -23.17 to -2.46
T. Rowe Price Limited-Term Bond:
2002                                                  1.06           4.31                     0.70                             4.99
2001                                                  1.01           4.24                     0.70                             1.39
T. Rowe Price Mid-Cap Growth:
2002                                         0.83 to 13.99             --                   0.70 to 1.25            -22.27 to -21.80
2001                                         1.06 to 17.92             --                   0.70 to 1.25              -2.14 to 6.41
AN Growth:
2002                                          0.74 to 1.69           0.64                   0.70 to 1.25            -28.53 to -28.12
2001                                          1.03 to 2.35           1.12                   0.70 to 1.25              -17.15 to 2.88
AN Equity Income:
2002                                          0.82 to 2.32            1.62                   0.70 to 1.25          -15.19 to -14.90
2001                                          0.97 to 2.72            3.82                   0.70 to 1.25          -12.87 to -3.47
AN Balanced:
2002                                          0.92 to 2.09            4.25                   0.70 to 1.25            -7.96 to -7.29
2001                                          0.99 to 2.25            3.31                   0.70 to 1.25            -5.73 to -0.71
AN Money Market:
2002                                          1.01 to 1.39            1.04                   0.70 to 1.25             -0.53 to 0.28
2001                                         1.00 to 1.39             3.35                   0.70 to 1.25              1.29 to 1.72
AN Government Bond:
2002                                         1.09 to 1.23             6.23                    0.70 to 1.25             6.89 to 7.55
2001                                         1.01 to 1.15             9.44                            1.25                     6.31
AN High Yield Bond:
2002                                         0.92 to 0.95             11.06                    0.70 to 1.25            -3.99 to 0.68
2001                                         0.95 to 1.00             23.39                            1.25                    1.92
AN Small-Cap/Mid-Cap:
2002                                        0.13 to 0.43                --                     0.70 to 1.25         -57.20 to -56.97
2001                                         0.30 to 1.00               --                     0.70 to 1.25        -55.10 to -0.23
AN International Stock:
-----------------------------------------------------------------------------------------------------------------------------
2002                                      0.51 to 0.77                 1.02                    0.70 to 1.25        -20.04 to -19.63
2001                                      .61 to 0.96                  1.28                    0.70 to 1.25        -24.07 to -4.29


* These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

** These ratios represent the annualized policy expenses of the separate account, consisting primarily of mortality and expense charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policyholder accounts through the redemption of units and expenses of the underlying fund are excluded.



*** These amounts represent the total return, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account.

                    Consent of Independent Public Accountants

The Board Of Directors of American National Insurance Company and the Policy Owners of American National Variable Life Separate Account:

We consent to the use of our reports included herein and to the reference to our firm under the heading "Experts" in the prospectus in connection with the registration on Form N-6. The audit report covering the December 31, 2002 consolidated financial statements of American National Insurance Company and subsidiaries refers to the Company's change in accounting method for goodwill during 2002.

Houston, Texas
April28, 2003.


AMERICAN NATIONAL INSURANCE COMPANY AND SUBSIDIARIES
  CONSOLIDATED STATEMENTS OF INCOME
  (In thousands, except for per share data)


                                                                              2002           2001           2000

------------------------------------------------------------------------------------------------------------------------------------
  PREMIUMS AND OTHER REVENUE
     Premiums:
         Life.............................................................   $  337,100 $  323,603   $301,440
         Annuity..........................................................       33,596    35,773     55,504
         Accident and health..............................................      408,430    415,124    404,973
         Property and casualty............................................      861,696    666,823    426,786
         Other policy revenues............................................      106,372    104,680    103,323
         Net investment income............................................      563,510    529,146    479,089
         Realized gains (losses) on investments...........................      (131,095)    6,545     22,571
         Other income.....................................................       61,734     52,687     40,795

------------------------------------------------------------------------------------------------------------------------------------
         Total revenues...................................................    2,241,343    2,134,381  1,834,481

------------------------------------------------------------------------------------------------------------------------------------
  BENEFITS AND EXPENSES Death and other benefits:
         Life.............................................................      242,189    240,724    218,652
         Annuity..........................................................       53,688    55,196     53,180
         Accident and health..............................................      305,532    332,371    316,965
         Property and casualty............................................      719,016    574,610    374,671
     Increase in liability for future policy benefits:
         Life.............................................................       31,132    23,983     15,539
         Annuity..........................................................        (1,588)       2,870     18,991
         Accident and health..............................................        9,069    28,196     2,127
     Interest credited to policy account balances.........................      166,515    130,551    107,358
     Commissions for acquiring and servicing policies.....................      343,096    296,119    256,146
     Other operating costs and expenses...................................      342,870    306,867    222,458
     Decrease (increase) in deferred policy acquisition costs.............       (43,606)  (15,25       7,807
     Taxes, licenses and fees.............................................       38,536    46,975      36,694

------------------------------------------------------------------------------------------------------------------------------------
         Total benefits and expenses......................................    2,206,449    2,023,208  1,630,588

------------------------------------------------------------------------------------------------------------------------------------
  Income from operations before equity in earnings of
     Unconsolidated affiliates and federal income taxes...................       34,894    111,173    203,893
  Equity in earnings (losses) of unconsolidated affiliates................        (8,059)       (6,054)         3,049
  Income from operations before federal income taxes......................       26,835    105,119    206,942

  Provision (benefit) for federal income taxes
     Current..............................................................       40,940    56,708     83,255
     Deferred.............................................................       (30,960)      (16,520)       (16,487)

------------------------------------------------------------------------------------------------------------------------------------
  Net income..............................................................   $   16,855 $  64,931    $140,174

------------------------------------------------------------------------------------------------------------------------------------

  Net income per common share - basic & diluted...........................   $     0.64 $  2.45      $5.29

------------------------------------------------------------------------------------------------------------------------------------


  See accompanying notes to consolidated financial statements.

  CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
  (In thousands)

                                                                                             December 31,
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                 2002                2001

------------------------------------------------------------------------------------------------------------------------------------
  ASSETS
     Investments, other than investments in unconsolidated affiliates Debt securities:
              Bonds held-to-maturity, at amortized cost.......................    $  4,497,025 $     3,811,582
              Bonds available-for-sale, at market.............................       1,532,137       1,578,184
     Marketable equity securities, at market:
              Preferred stocks................................................          47,385       50,441
              Common stocks...................................................         758,298       889,092
     Mortgage loans on real estate............................................       1,023,564       1,007,993
              Policy loans....................................................         328,099       324,545
              Investment real estate, net of
                  accumulated depreciation of $115,110 and $132,873...........         216,882       233,069
         Short-term investments...............................................         435,463       255,476
         Other invested assets................................................         161,943       129,398

------------------------------------------------------------------------------------------------------------------------------------
              Total investments...............................................       9,000,796       8,279,780
     Cash     ................................................................         195,916       188,043
     Investments in unconsolidated affiliates.................................         174,245       173,878
     Accrued investment income................................................         135,997       125,781
     Reinsurance ceded receivables............................................         646,243       645,460
     Prepaid reinsurance premiums.............................................         198,636       173,346
     Premiums due and other receivables.......................................         261,993       214,586
     Deferred policy acquisition costs........................................         874,495       829,216
     Property and equipment, net..............................................          79,422       73,932
     Other assets.............................................................         274,404       243,507
     Separate account assets..................................................         297,025       310,608

------------------------------------------------------------------------------------------------------------------------------------
              Total assets....................................................    $ 12,139,172 $     11,258,137

------------------------------------------------------------------------------------------------------------------------------------

  LIABILITIES
     Policyholder funds
         Future policy benefits:
              Life............................................................    $  2,207,561 $     2,160,613
              Annuity.........................................................         209,452       216,627
              Accident and health.............................................         114,211       104,913
         Policy account balances..............................................       3,578,568       2,849,458
         Policy and contract claims...........................................       1,295,196       1,226,588
         Other policyholder funds.............................................       1,062,225       958,156

------------------------------------------------------------------------------------------------------------------------------------
              Total policyholder liabilities..................................       8,467,213       7,516,355
     Current federal income taxes.............................................          (47,346)           (25,649)
     Deferred federal income taxes............................................          47,710       79,665
     Notes payable............................................................         204,128       204,443
     Other liabilities........................................................         287,731       234,124
     Minority interests in subsidiaries.......................................           8,982       2,252
     Separate account liabilities.............................................         297,025       310,608
------------------------------------------------------------------------------------------------------------------------------------
              Total liabilities...............................................       9,265,443       8,321,798

-----------------------------------------------------------------------------------------------------------------------------------
  STOCKHOLDERS' EQUITY
     Capital stock............................................................          30,832       30,832
     Additional paid-in capital...............................................           7,841       2,947
     Accumulated other comprehensive income...................................          74,668       75,940
     Retained earnings........................................................       2,869,259       2,931,218
     Treasury stock, at cost..................................................          (99,097)          (100,891)
     Restricted stock.........................................................           (9,774)            (3,707)

------------------------------------------------------------------------------------------------------------------------------------
              Total stockholders' equity......................................       2,873,729       2,936,339

------------------------------------------------------------------------------------------------------------------------------------
              Total liabilities and stockholders' equity......................    $ 12,139,172 $     11,258,137

------------------------------------------------------------------------------------------------------------------------------------


  See accompanying notes to consolidated financial statements.

  CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (In thousands, except for per share data)

                                                                                2002           2001           2000

------------------------------------------------------------------------------------------------------------------------------------
  Common
  Stock               Balance at beginning and end of year...............    $   30,832 $  30,832    $30,832

------------------------------------------------------------------------------------------------------------------------------------
  Additional          Balance at beginning of year.......................         2,947         2,850            211
  Paid-In Capital     Issuance of treasury shares as restricted stock....         4,894            97          2,639

------------------------------------------------------------------------------------------------------------------------------------
                      Balance at end of year.............................         7,841         2,947          2,850

------------------------------------------------------------------------------------------------------------------------------------
  Accumulated         Balance at beginning of year.......................        75,940    150,402           254,820
  Other               Change in unrealized gains on marketable securities, net  ( 1,660)   (70,150)         (104,313)
  Comprehensive       Foreign exchange adjustments.......................          (493)        (4)             (105)
  Income              Change in fair value of interest rate swap.........          3,087    (4,308)               --
                      Minimum pension liability adjustment...............         (2,206)       --                --

------------------------------------------------------------------------------------------------------------------------------------
                      Balance at end of year.............................        74,668     75,940            150,402

------------------------------------------------------------------------------------------------------------------------------------
  Retained            Balance at beginning of year.......................      2,931,218     2,944,453     2,880,010
  Earnings            Net income.........................................         16,855        64,931       140,174
                      Cash dividends to common stockholders
                         ($2.96, $2.92, $2.86 per share).................        (78,726)      (77,585)       (75,731)
Cash  dividends to minority stockholders of subsidiaries.....................        (88)         (226)            --
                      Redemption premium on subsidiary preferred stock...           --          (  355)            --

------------------------------------------------------------------------------------------------------------------------------------
                      Balance at end of year.............................     2,869,259    2,931,218  2,944,453

------------------------------------------------------------------------------------------------------------------------------------
  Treasury            Balance at beginning of year.......................       (100,891)     (100,862)      (102,727)
  Stock               Net issuance (redemption) of restricted stock......         1,794    (29       )    1,865

------------------------------------------------------------------------------------------------------------------------------------
                      Balance at end of year.............................        (99,097)     (100,891)      (100,862)

------------------------------------------------------------------------------------------------------------------------------------
  Restricted          Balance at beginning of year.......................         (3,707)            (4,018)        -
  Stock               Net issuance of restricted stock...................         (6,688)          (31)        (4,504)
                      Amortization of restrictions.......................            621          342     486

------------------------------------------------------------------------------------------------------------------------------------
                      Balance at end of year.............................         (9,774)       (3,707)             (4,018)

------------------------------------------------------------------------------------------------------------------------------------
  Stockholders'
  Equity              Balance at end of year.............................    $2,873,729 $  2,936,339 $3,023,657

------------------------------------------------------------------------------------------------------------------------------------


  See accompanying notes to consolidated financial statements.

  CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
  (In thousands)

                                                                                2002           2001           2000

------------------------------------------------------------------------------------------------------------------------------------
  Net income  ...........................................................    $   16,855 $  64,931     $   140,174

------------------------------------------------------------------------------------------------------------------------------------
  Other comprehensive income.............................................
     Change in unrealized gains on marketable securities, net............         (1,660)      (70,150)      (104,313)
     Foreign exchange adjustments........................................           (493)           (4)          (105)
     Change in fair value of interest rate swap..........................         3,087          (4,308)          --
     Minimum pension liability adjustment................................         (2,206)           --            --

------------------------------------------------------------------------------------------------------------------------------------
         Total...........................................................           (1,272)    (74,462)      (104,418)

------------------------------------------------------------------------------------------------------------------------------------
  Comprehensive income (loss)............................................    $   15,583 $  (9,531    )$   35,756

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

  See accompanying notes to consolidated financial statements.

  CONSOLIDATED STATEMENTS OF CASH FLOWS
  (In thousands)

                                                                                2002           2001           2000

-----------------------------------------------------------------------------------------------------------------------------------
  OPERATING ACTIVITIES
     Net income...........................................................   $   16,855    $  64,931        $140,174
     Adjustments to reconcile net income to net cash provided by operating activities:
         Increase in liabilities for policyholders' funds.................      221,748    607,666          298,026
         Charges to policy account balances...............................       (58,769)  (146,207)      (100,422
         Interest credited to policy account balances.....................      166,515    130,551          107,358
         Deferral of policy acquisition costs.............................      (260,013)  (251,765)      (229,171)
         Amortization of deferred policy acquisition costs................      216,231    184,089          236,789
         Deferred federal income tax benefit..............................       (30,960)  (16,520)       (16,487)
         Depreciation.....................................................       26,621    25,216           21,564
         Accrual and amortization of discounts and premiums...............       (15,233)  (22,762)        (17,319)
         Amortization of goodwill.........................................            --      3,100             --
         Loss (gain) from sale, disposal or impairment of investments, net        131,095   (33,217)      (22,571)
         Equity in earnings of unconsolidated affiliates..................        8,059    6,054           (3,049)
         Increase in premiums receivable..................................       (47,407)       (9,800)       (55,515)
         Decrease (increase) in accrued investment income.................       (10,216)       (1,380)        2,588
         Capitalization of interest on policy and mortgage loans..........       (16,386)      (15,654)       (14,395)
         Other changes, net...............................................       (40,806)     (188,055)      (152,092)

------------------------------------------------------------------------------------------------------------------------------------
              Net cash provided by operating activities...................      307,334      336,247        195,478

------------------------------------------------------------------------------------------------------------------------------------
  INVESTING ACTIVITIES
     Proceeds from sale or maturity of investments:
         Bonds............................................................      885,419    396,344          243,016
         Stocks...........................................................       99,960    165,615          198,901
         Real estate......................................................       20,079    9,163             18,766
         Other invested assets............................................       34,332    16,160            18,146
     Principal payments received on:
         Mortgage loans...................................................      109,312    154,012            89,585
         Policy loans.....................................................       38,216    9,092              36,940
     Purchases of investments:
         Bonds............................................................      (1,463,876) (583,203)          (99,701)
         Stocks...........................................................      (137,685)   (322,276)         (143,828)
         Real estate......................................................       (17,790)    (11,741)         (2,039)
         Mortgage loans...................................................      (112,954)    (49,828)        (34,095)
         Policy loans.....................................................       (26,199)       7,815         (24,217)
         Other invested assets............................................       (69,249)      (69,388)       (99,023)
     Increase in short-term investments, net..............................      (179,987)     (114,958)       (45,166)
     Increase in investment in unconsolidated affiliates, net.............          (367)      (21,703)       (38,857)
     Payment for acquisition of subsidiary, net of cash acquired..........            --      (245,418)            --
     Increase in property and equipment, net..............................       (20,907)      (17,953)       (12,291)

------------------------------------------------------------------------------------------------------------------------------------
              Net cash provided by (used in) investing activities.........      (841,696)     (678,267)      106,137

------------------------------------------------------------------------------------------------------------------------------------
  FINANCING ACTIVITIES
     Policyholders' deposits to policy account balances...................      914,343        587,685        324,881
     Policyholders' withdrawals from policy account balances..............      (292,979)     (341,039)      (408,356)
     Increase (decrease) in notes payable.................................          (315)     204,443               --
     Dividends to stockholders............................................       (78,814)      (77,811)       (75,731)

------------------------------------------------------------------------------------------------------------------------------------
              Net cash provided by (used in) financing activities.........      542,235         373,278    (159,206)
------------------------------------------------------------------------------------------------------------------------------------
  NET INCREASE (DECREASE) IN CASH.........................................        7,873          31,258     142,409
     Cash:
         Beginning of the year............................................      188,043          156,785    14,376

-----------------------------------------------------------------------------------------------------------------------------------
         End of the year..................................................   $  195,916 $        188,043   $156,785

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

  See accompanying notes to consolidated financial statements.

(1) NATURE OF OPERATIONS
American National Insurance Company and its consolidated subsidiaries (collectively "American National") operate primarily in the insurance industry. Operating on a multiple line basis, American National offers a broad line of insurance coverages, including individual and group life, health, and annuities; personal lines property and casualty; and credit insurance. In addition, through non-insurance subsidiaries, American National offers mutual funds and invests in real estate. The majority (99%) of revenues is generated by the insurance business. Business is conducted in all states, as well as Puerto Rico, Guam and American Samoa. American National is also authorized to sell its products to American military personnel in Western Europe and, through subsidiaries, business is conducted in Mexico. Various distribution systems are utilized, including home service, multiple line ordinary, group brokerage, credit, independent third party marketing organizations and direct sales to the public.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES
Principles of consolidation and basis of presentation--The consolidated financial statements include the accounts of American National Insurance Company and its subsidiaries. All significant intercompany transactions have been eliminated in consolidation. Investments in unconsolidated affiliates are shown at cost plus equity in undistributed earnings since the dates of acquisition.

The consolidated financial statements have been prepared on the basis of Generally Accepted Accounting Principles (GAAP) as defined in the United States of America. GAAP for insurance companies differs from the basis of accounting followed in reporting to insurance regulatory authorities. (See Note 16.)

Certain reclassifications have been made to the 2000 and 2001 financial information to conform to the 2002 presentation.

Use of estimates--The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Accounting changes
Accounting for derivative instruments--FAS No. 133, "Accounting for Derivative Instruments and Hedging Activities," as amended by FAS No. 137 and FAS No. 138, is effective for all quarters beginning after June 15, 2000. This statement establishes accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. The statement requires that entities recognize all derivatives as either assets or liabilities in the statement of financial position and measure those instruments at fair value. American National adopted FAS No. 133, as amended, on January 1, 2001. The adoption of FAS No. 133 did not have a significant effect on American National's financial position or results from operations. However, in conjunction with the adoption of FAS No. 133 in 2001, American National reclassified bonds with an amortized value of $286,726,000 from held-to-maturity to available-for-sale. This reclassification resulted in an addition to unrealized losses of $3,976,000 at the time of the reclassification.

Business combinations--FAS No. 141, "Business Combinations" is effective for all business combinations initiated after June 30, 2001. This statement establishes the purchase method as the only allowable way to account for business combinations. The statement also establishes the criteria for identifying and initially recognizing goodwill associated with a business combination. American National adopted FAS No. 141 on July 1, 2001. The adoption of FAS No. 141 did not have a significant effect on American National's financial position or results from operations.

Goodwill and other intangible assets--FAS No. 142, "Goodwill and Other Intangible Assets" is effective for years beginning after December 15, 2001. This statement addresses the initial recognition and measurement of intangible assets that were not acquired as part of a business combination. The statement also addresses the subsequent accounting and measurement of goodwill and intangible assets regardless of how they were acquired. The statement eliminates the expensing of goodwill on a routine periodic basis and establishes an annual valuation approach for intangible assets without a finite life. American National adopted FAS No. 142 on January 1, 2002. The only goodwill which American National has is the amount associated with the acquisition of Farm Family Holdings, Inc. (see Note 14.)

Guarantees to others--In November 2002, the FASB issued Interpretation No. 45, "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness to Others, an interpretation of FASB Statements No. 5, 57 and 107 and a rescission of FASB Interpretation No. 34." This Interpretation elaborates on the disclosures to be made by a guarantor in its interim and annual financial statements about its obligations under guarantees issued. The Interpretation also clarifies that a guarantor is required to recognize, at inception of a guarantee, a liability for the fair value of the obligation undertaken. The initial recognition and measurement provisions of the Interpretation are applicable to guarantees issued or modified after December 31, 2002 and are not expected to have a material effect on American National's financial statements. The disclosure requirements are effective for financial statements of interim or annual periods ending after December 15, 2002, and are included in the notes to these consolidated financial statements.

Investments
Marketable securities
     Debt securities--Bonds that are intended to be held-to-maturity are carried at amortized cost. The carrying value of these debt securities is expected to be realized, due to American National's ability and intent to hold these securities until maturity.

     Bonds held as available-for-sale are carried at market.

     Preferred stocks--All preferred stocks are classified as available-for-sale and are carried at market.

     Common stocks-- All common stocks are classified as available-for-sale and are carried at market.

     Unrealized gains--For all investments carried at market, the unrealized gains or losses (differences between amortized cost and market value), net of applicable federal income taxes, are reflected in stockholders' equity as a component of accumulated other comprehensive income.

     Impairments--All marketable securities are regularly reviewed for impairment based on criteria that include the extent to which cost exceeds market value, the duration of the market decline, and the financial health of and specific prospects for the issuer. Losses that are determined to be other than temporary are recognized in current period income as a realized loss.

Mortgage loans--Mortgage loans on real estate are carried at amortized cost, less allowance for valuation impairments.

The mortgage loan portfolio is closely monitored through the review of loan and property information, such as debt service coverage, annual operating statements and property inspection reports. This information is evaluated in light of current economic conditions and other factors, such as geographic location and property type. As a result of this review, impaired loans are identified and valuation allowances are established. Impaired loans are those which, based on current information and events, it is probable that American National will be unable to collect all amounts due, according to the contractual terms of the loan agreement.

Policy loans--Policy loans are carried at cost.

Investment real estate--Investment real estate is carried at cost, less allowance for depreciation and valuation impairments. Depreciation is provided over the estimated useful lives of the properties (15 to 50 years) using straight-line and accelerated methods.

American National's real estate portfolio is closely monitored through the review of operating information and periodic inspections. This information is evaluated in light of current economic conditions and other factors, such as geographic location and property type. As a result of this review, if there is any indication of an adverse change in the economic condition of a property, a complete cash flow analysis is performed to determine whether or not an impairment allowance is necessary. If a possible impairment is indicated, the fair market value of the property is estimated using a variety of techniques, including cash flow analysis, appraisals and comparison to the values of similar properties. If the book value is greater than the estimated fair market value, an impairment allowance is established.

Short-term investments--Short-term investments (primarily commercial paper) are carried at amortized cost.

Other invested assets--Other invested assets are carried at cost, less allowance for valuation impairments. Valuation allowances for other invested assets are considered on an individual basis in accordance with the same procedures used for investment real estate.

Investment valuation allowances--Investment valuation allowances are established for impairments of mortgage loans, real estate and other assets in accordance with the policies established for each class of asset. The increase in the valuation allowances is reflected in current period income as a realized loss.

Management believes that the valuation allowances are adequate. However, it is possible that a significant change in economic conditions in the near term could result in losses exceeding the amounts established.

Cash and cash equivalents
American National considers cash on-hand and in-banks plus amounts invested in money market funds as cash for purposes of the consolidated statements of cash flows.

Investments in unconsolidated affiliates
These assets are primarily investments in real estate and equity fund joint ventures, and are accounted for under the equity method of accounting.

Property and equipment
These assets consist of buildings occupied by the companies, electronic data processing equipment, and furniture and equipment. These assets are carried at cost, less accumulated depreciation. Depreciation is provided using straight-line and accelerated methods over the estimated useful lives of the assets (3 to 50 years).

Foreign currencies
Assets and liabilities recorded in foreign currencies are translated at the exchange rate on the balance sheet date. Revenue and expenses are translated at average rates of exchange prevailing during the year. Translation adjustments resulting from this process are charged or credited to other accumulated comprehensive income.

Insurance specific assets and liabilities
Deferred policy acquisition costs--Certain costs of acquiring new insurance business have been deferred. For life, annuity and accident and health business, such costs consist of inspection report and medical examination fees, commissions, related fringe benefit costs and the cost of insurance in force gained through acquisitions. The amount of commissions deferred includes first-year commissions and certain subsequent year commissions that are in excess of ultimate level commission rates.

The deferred policy acquisition costs on traditional life and health products are amortized with interest over the anticipated premium-paying period of the related policies, in proportion to the ratio of annual premium revenue to be received over the life of the policies. Expected premium revenue is estimated by using the same mortality and withdrawal assumptions used in computing liabilities for future policy benefits. The amount of deferred policy acquisition costs is reduced by a provision for possible inflation of maintenance and settlement expenses in the determination of such amounts by means of grading interest rates.

Costs deferred on universal life, limited pay and investment type contracts are amortized as a level percentage of the present value of anticipated gross profits from investment yields, mortality, and surrender charges. The effect on the deferred policy acquisition costs that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated other comprehensive income in consolidated stockholders' equity as of the balance sheet date. It is possible that a change in interest rates could have a significant impact on the deferred policy acquisition costs calculated for these contracts.

Deferred policy acquisition costs associated with property and casualty insurance business consist principally of commissions, underwriting and issue costs. These costs are amortized over the coverage period of the related policies, in relation to premium revenue recognized.

Future policy benefits--For traditional products, liabilities for future policy benefits have been provided on a net level premium method based on estimated investment yields, withdrawals, mortality, and other assumptions that were appropriate at the time that the policies were issued. Estimates used are based on the companies' experience, as adjusted to provide for possible adverse deviation. These estimates are periodically reviewed and compared with actual experience. When it is determined that future expected experience differs significantly from existing assumptions, the estimates are revised for current and future issues.

Future policy benefits for universal life and investment-type contracts reflect the current account value before applicable surrender charges.

Recognition of premium revenue and policy benefits
Traditional ordinary life and health--Life and accident and health premiums are recognized as revenue when due. Benefits and expenses are associated with earned premiums to result in recognition of profits over the life of the policy contracts. This association is accomplished by means of the provision for liabilities for future policy benefits and the amortization of deferred policy acquisition costs.

Annuities--Revenues from annuity contracts represent amounts assessed against contract holders. Such assessments are principally surrender charges and, in the case of variable annuities, administrative fees. Policy account balances for annuities represent the deposits received plus accumulated interest less applicable accumulated administrative fees.

Universal life and single premium whole life--Revenues from universal life policies and single premium whole-life policies represent amounts assessed against policyholders. Included in such assessments are mortality charges, surrender charges actually paid and earned policy service fees. Policyholder account balances consist of the premiums received plus credited interest, less accumulated policyholder assessments. Amounts included in expense represent benefits in excess of account balances returned to policyholders.

Property and casualty--Property and casualty premiums are recognized as revenue proportionately over the contract period. Policy benefits consist of actual claims and the change in reserves for losses and loss adjustment expenses. The reserves for losses and loss adjustment expenses are estimates of future payments of reported and unreported claims and the related expenses with respect to insured events that have occurred. These reserves are calculated using case basis estimates for reported losses and experience for claims incurred but not reported. These loss reserves are reported net of an allowance for salvage and subrogation. Management believes that American National's reserves have been appropriately calculated, based on available information as of December 31, 2002. However, it is possible that the ultimate liabilities may vary significantly from these estimated amounts.

Participating insurance policies
A portion of the life insurance portfolio is written on a participating basis. Participating business comprised approximately 8.0% of the life insurance in force at December 31, 2002 and 14.3% of life and annuity premiums in 2002. Of the total participating business, 70.5% was written by Farm Family Life Insurance Company (Farm Family Life). For the participating business excluding Farm Family Life, the allocation of dividends to participating policyowners is based upon a comparison of experienced rates of mortality, interest and expenses, as determined periodically for representative plans of insurance, issue ages and policy durations, with the corresponding rates assumed in the calculation of premiums.

For the Farm Family Life participating business, profits earned on participating business are reserved for the payment of dividends to policyholders except for the stockholders' share of profits on participating policies, which is limited to the greater of 10% of the profit on participating business, or 50 cents per thousand dollars of the face amount of participating life insurance in force. Participating policyholders' interest includes the accumulated net income from participating policies reserved for payment to such policyholders in the form of dividends (less net income allocated to stockholders as indicated above) as well as a pro rata portion of unrealized investment gains (losses), net of tax.

Federal income taxes
American National and its eligible subsidiaries will file a consolidated life/non-life federal income tax return for 2002. Certain subsidiaries which are consolidated for financial reporting are not eligible to be included in the consolidated federal income tax return. Separate provisions for income taxes have been determined for these entities.

Deferred federal income tax assets and liabilities have been recognized to reflect the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.

Stock-based compensation
American National uses the fair value method to account for stock-based compensation.

Separate account assets and liabilities
The separate account assets and liabilities represent funds maintained to meet the investment objectives of contract holders who bear the investment risk. The investment income and investment gains and losses from these separate funds accrue directly to the contract holders of the policies supported by the separate accounts. The assets of each separate account are legally segregated and are not subject to claims that arise out of any other business of American National. The assets of these accounts are carried at market value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and related liability increases are excluded from benefits and expenses in these consolidated financial statements.



(3) INVESTMENTS
The amortized cost and estimated market values of investments in held-to-maturity and available-for-sale securities are shown below (in thousands).

                                                                             Gross             Gross          Estimated
                                                         Amortized        Unrealized        Unrealized         Market
  December 31, 2002                                        Cost              Gains            Losses            Value

------------------------------------------------------------------------------------------------------------------------------------
  Debt securities:
     Bonds held-to-maturity:
         U. S. Government and agencies..............    $  68,303         $    2,955       $     --  $       71,258
         States, and political subdivisions.........      208,743            10,427               (21)         219,149
         Foreign governments........................       25,642             1,014                --           26,656
         Public utilities...........................      825,823            55,318              (153)         880,988
         All other corporate bonds..................    2,978,573           243,184            (6,572)       3,215,185
         Mortgage-backed securities.................      389,941            18,812              (202)         408,551

------------------------------------------------------------------------------------------------------------------------------------
               Total bonds held-to-maturity.........    4,497,025           331,710            (6,948)        4,821,787

------------------------------------------------------------------------------------------------------------------------------------
     Bonds available-for-sale:
         U. S. Government and agencies..............       20,895             1,511               --         22,406
         States, and political subdivisions.........       95,030             4,862               --         99,892
         Foreign governments........................       14,855             1,357               --         16,212
         Public utilities...........................      457,072            18,983           (15,490)         460,565
         All other corporate bonds..................      780,817            49,641            (7,977)         822,481
         Mortgage-backed securities.................      109,623               958               --         110,581

------------------------------------------------------------------------------------------------------------------------------------
              Total bonds available-for-sale........    1,478,292            77,312           (23,467)       1,532,137

------------------------------------------------------------------------------------------------------------------------------------
         Total debt securities......................    5,975,317           409,022           (30,415)       6,353,924

------------------------------------------------------------------------------------------------------------------------------------
  Marketable equity securities:
         Preferred stock............................       47,401               916              (932)          47,385
         Common stock...............................      681,883           145,128           (68,713)         758,298

------------------------------------------------------------------------------------------------------------------------------------
         Total marketable equity securities.........      729,284           146,044           (69,645)         805,683

------------------------------------------------------------------------------------------------------------------------------------
  Total investments in securities...................    $6,704,601        $  555,066       $ (100,060)       $7,159,607

------------------------------------------------------------------------------------------------------------------------------------


  December 31, 2001
------------------------------------------------------------------------------------------------------------------------------------
  Debt securities:
     Bonds held-to-maturity:
         U. S. Government and agencies..............    $   43,830        $    1,258       $      (74)       $   45,014
         States and political subdivisions..........       209,731             2,145           (1,266)          210,610
         Foreign governments........................        44,175               935               --            45,110
         Public utilities...........................       973,502            32,921           (2,891)        1,003,532
         All other corporate bonds..................     2,400,679            94,247           (8,457)        2,486,469
         Mortgage-backed securities.................       139,665             6,952             (124)          146,493

------------------------------------------------------------------------------------------------------------------------------------
              Total bonds held-to-maturity..........     3,811,582           138,458          (12,812)        3,937,228

------------------------------------------------------------------------------------------------------------------------------------
     Bonds available-for-sale:
         U. S. Government and agencies..............        22,565             1,044              (62)           23,547
         States and political subdivisions..........        97,420               417             (673)           97,164
         Foreign governments........................        14,765             1,538               --            16,303
         Public utilities...........................       390,847            10,303           (7,811)          393,339
         All other corporate bonds..................       890,397            35,364          (27,442)          898,319
         Mortgage-backed securities.................       147,542             2,631             (661)          149,512

------------------------------------------------------------------------------------------------------------------------------------
              Total bonds available-for-sale........     1,563,536            51,297          (36,649)        1,578,184

------------------------------------------------------------------------------------------------------------------------------------
         Total debt securities......................     5,375,118           189,755          (49,461)        5,515,412

------------------------------------------------------------------------------------------------------------------------------------
  Marketable equity securities
         Preferred stock............................        49,405             1,706             (670)           50,441
         Common stock...............................       769,306           235,737         (115,951)          889,092

------------------------------------------------------------------------------------------------------------------------------------
         Total marketable equity securities.........       818,711           237,443         (116,621)          939,533

------------------------------------------------------------------------------------------------------------------------------------
  Total investments in securities...................    $6,193,829        $  427,198       $ (166,082)       $6,454,945

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

Debt Securities--The amortized cost and estimated market value, by contractual maturity of debt securities at December 31, 2002, are shown below (in thousands). Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                   Bonds-Held-to-Maturity            Bonds-Available-for-Sale
-
-----------------------------------------------------------------------------------------------------------------------------------
                                                                 Estimated                       Estimated
------------------------------------------------------------------------------------------------------------------------------------
                                                 Amortized        Market            Amortized     Market
                                                   Cost            Value              Cost         Value
  Due in one year or less.................      $ 351,311     $   355,888         $    94,378  $    98,827
  Due after one year through five years...      1,663,699      1,801,440             794,432       830,640
  Due after five years through ten years..      1,548,777      1,682,512             287,577       300,724
  Due after ten years.....................        516,040        545,652             268,859       268,943

------------------------------------------------------------------------------------------------------------------------------------
                                                4,079,827      4,385,492           1,445,246    1,499,134
  Without single maturity date............        417,198        436,295              33,046        33,003

------------------------------------------------------------------------------------------------------------------------------------
                                               $4,497,025     $4,821,787          $1,478,292   $ 1,532,137

------------------------------------------------------------------------------------------------------------------------------------



Available-for-sale securities are sold throughout the year for various reasons. Additionally, both available-for-sale securities and held-to-maturity securities are called or otherwise redeemed by the issuer. Proceeds from the disposals of these securities, with the gains and losses realized, are shown below (in thousands).

                                                                   2002             2001              2000

------------------------------------------------------------------------------------------------------------------------------------
  Proceeds from sales of available-for-sale securities.       $   218,364       $   243,096       $  234,477
  Gross gains realized.................................            29,549            49,033           68,605
  Gross losses realized................................            31,119            11,708           48,761

  Proceeds from bonds called or otherwise redeemed by the issuer:$ 519,635         $ 184,404        $ 125,271
  Gross gains realized.................................             2,154               676              379
  Gross losses realized................................               355               205               --

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------


In 2002, securities with an amortized cost of $173,145,000 were transferred from held-to-maturity to available-for-sale due to evidence of significant deterioration in the issuers' creditworthiness. An unrealized loss of $21,281,000 was established at the time of the transfer. Additionally, in 2002 held-to-maturity securities with an amortized cost of $170,311,000 were sold to maintain American National's credit risk policy. Proceeds from ultimate sales of these bonds totaled $178,769,000 with net realized gains of $8,458,000.

In 2001, securities with an amortized cost of $98,014,000 were transferred from held-to-maturity to available-to-sale due to evidence of significant deterioration in the issuer's creditworthiness. An unrealized loss of $10,191,000 was established at the time of the transfer.

In 2000, included in the proceeds from sales of available-for-sale securities was $8,893,000 from the sale of bonds that had been reclassified from bonds held-to-maturity. The bonds had been reclassified due to evidence of significant deterioration in the issuer's creditworthiness. The net loss from the sale of these bonds was $7,941,000.

All gains and losses were determined using specific identification of the securities sold.

Unrealized gains on securities--Unrealized gains on marketable equity securities and bonds available-for-sale, presented in the stockholders' equity section of the consolidated statements of financial position, are net of deferred tax liabilities of $42,743,000, $44,062,000 and $81,060,000 for 2002, 2001, and 2000
respectively.

The change in the net unrealized gains on investments for the years ended December 31 are summarized as shown below (in thousands).

                                                                   2002             2001              2000

------------------------------------------------------------------------------------------------------------------------------------
Bonds available-for-sale....................................   $  39,197          $ 73,091        $ (39,436)
Preferred stocks............................................       (1,052)              893             (464)
Common stocks...............................................      (43,371)         (175,345)        (117,142)
Index options...............................................           --               139             (139)
Amortization of deferred policy acquisition costs...........       1,503             (5,789)          (3,294)

------------------------------------------------------------------------------------------------------------------------------------
    ........................................................       (3,723)         (107,011)        (160,475)
Provision for federal income taxes.........................        1,319             36,998           56,162

------------------------------------------------------------------------------------------------------------------------------------
    ........................................................   $   (2,404)       $  (70,013)     $  (104,313)
Change in unrealized gains of
    attributable to participating policyholders' interest...         744               (137)       --

------------------------------------------------------------------------------------------------------------------------------------
Total.......................................................   $   (1,660)       $  (70,150)      $ (104,313)

------------------------------------------------------------------------------------------------------------------------------------

Mortgage loans--In general, mortgage loans are secured by first liens on income-producing real estate. The loans are expected to be repaid from the cash flows or proceeds from the sale of real estate. American National generally allows a maximum loan-to-collateral-value ratio of 75% to 90% on newly funded mortgage loans. As of December 31, 2002, mortgage loans have fixed rates from 6.00% to 12.00% and variable rates from 2.29% to 9.15%. The majority of the mortgage loan contracts require periodic payments of both principal and interest, and have amortization periods of 3 months to 33 years.

American National has investments in first lien mortgage loans on real estate with carried values of $1,023,564,000 and $1,007,993,000 at December 31, 2002
and 2001, respectively. Problem loans, on which valuation allowances were established, totaled $20,330,000 and $65,875,000 at December 31, 2002 and 2001,
respectively. The valuation allowances on those loans totaled $3,766,000 and $8,211,000 at December 31, 2002 and 2001, respectively.

Policy loans--All of the Company's policy loans carried interest rates ranging from 5% to 8% at December 31, 2002.

Investment income and realized gains (losses)--Investment income and realized gains (losses) on investments, before federal income taxes, for the years ended December 31 are summarized as follows (in thousands).

                                                                                                 Gains (Losses)
                                                       Investment Income                         on Investments

------------------------------------------------------------------------------------------------------------------------------------
                                                2002         2001         2000          2002       2001       2000

------------------------------------------------------------------------------------------------------------------------------------
  Bonds..................................   $ 394,461  $  360,907     $322,204       $(8,462)  $(25,788)  $ (17,759)
  Preferred stocks.......................       3,022     2,067          1,879           153       (298)       (36)
  Common stocks..........................      20,038     19,363        14,802       (123,352)   37,209      38,018
  Mortgage loans.........................      86,143     86,768        94,287       (3,811)       (233)     (7,874)
  Real estate............................      74,555     75,485        71,613          473        1 ,196     3,848
  Other invested assets..................       47,649    48,709        37,832          (64)         398      (2,015)
  Investment in unconsolidated affiliates           --        --           --           --          1,288         --

------------------------------------------------------------------------------------------------------------------------------------
                                              625,868     593,299      542,617      (135,063)      13,772      14,182

------------------------------------------------------------------------------------------------------------------------------------
  Investment expenses....................      (62,358)     (64,153)     (63,528)          --           --
  Decrease (increase) in valuation allowances    --           --          --            3,968     (7,227)      8,389

------------------------------------------------------------------------------------------------------------------------------------
                                            $ 563,510     $529,146      $479,089     $(131,095)    $6,545    $22,571

------------------------------------------------------------------------------------------------------------------------------------


Included in the realized losses are markdowns of available-for-sale securities due to other than temporary declines in the value of the securities. The markdowns totaled $139,672,000 in 2002 and $26,672,000 in 2001. There were no other than temporary markdowns in 2000.

 (4) CONCENTRATIONS OF CREDIT RISK ON INVESTMENTS
American National employs a strategy to invest funds at the highest return possible commensurate with sound and prudent underwriting practices to ensure a well-diversified investment portfolio.

Bonds:
Management believes American National's bond portfolio is of investment grade and is diversified. The bond portfolio distributed by quality rating at December 31 is summarized as follows.

Common stock:
                          2002   2001
-------------------------------------------------------------------------------
  AAA....................  13%     8%
  AA.....................   6%    11%
  A......................  42%    43%
  BBB....................  29%    26%
  BB.....................   4%     4%
  Below BB...............   6%     8%

------------------------------------------------------------------------------
                           100%   100%

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

American National's stock portfolio by market sector distribution at December 31 is summarized as follows.

                          2002   2001
-------------------------------------------------------------------------------
  Materials..............   3%     3%
  Industrials............   9%     8%
  Consumer goods.........  20%    19%
  Energy & utilities.....  11%    10%
  Financials.............  25%    23%
  Information technology.  10%    11%
  Health care............  11%    12%
  Communications.........   4%     8%
  Mutual funds...........   7%     6%

-------------------------------------------------------------------------------
                          100%   100%

-------------------------------------------------------------------------------


Mortgage loans and investment real estate:
American National invests primarily in the commercial sector in areas that offer the potential for property value appreciation. Generally, mortgage loans are secured by first liens on income-producing real estate.

Mortgage loans and investment real estate by property type distribution at December 31 are summarized as follows.

                                Mortgage       Investment
                                  Loans        Real Estate
-------------------------------------------------------------------------------

------------------------------------------------------------------------------
                               2002  2001      2002  2001
------------------------------------------------------------------------------
  Office buildings..........    16%   17%       12%    15%
  Shopping centers..........    43%   43%       40%    41%
  Commercial................     4%    4%        2%     2%
  Apartments................     0%    2%        4%     3%
  Hotels/Motels.............    11%   11%       12%    12%
  Industrial................    20%   17%       22%    22%
  Other.....................     6%    6%        8%     5%

--------------------------------------------------------------------------------
                               100%  100%      100%   100%

--------------------------------------------------------------------------------


American National has a diversified portfolio of mortgage loans and real estate properties. Mortgage loans and real estate investments by geographic distribution at December 31 are summarized as follows.

                                Mortgage       Investment
                                  Loans        Real Estate
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                               2002  2001      2002  2001
-------------------------------------------------------------------------------
  New England...............     6%    7%       --      --
  Middle Atlantic...........    15%   16%       --      --
  East North Central........     7%    7%       20%    19%
  West North Central........     2%    2%       14%    16%
  South Atlantic............    21%   21%        6%     7%
  East South Central........     2%    1%       14%    13%
  West South Central........    31%   29%       37%    36%
  Mountain..................     5%    5%        3%     3%
  Pacific...................    11%   12%        6%     6%

------------------------------------------------------------------------------
                               100%  100%      100%   100%

-------------------------------------------------------------------------------


(5) FAIR VALUE OF FINANCIAL INSTRUMENTS
Estimated market values of financial instruments have been determined using available market information and appropriate valuation methodologies. However, considerable judgment is required in developing the estimates of fair value. Accordingly, these estimates are not necessarily indicative of the amounts that could be realized in a current market exchange, or the amounts that may ultimately be realized. The use of different market assumptions or estimating methodologies could have a material effect on the estimated market values.

Debt securities:
The estimated market values for bonds represent quoted market values from published sources or bid prices obtained from securities dealers.

Marketable equity securities:
Market values for preferred and common stocks represent quoted market prices obtained from independent pricing services.

Mortgage loans:
The market value for mortgage loans is estimated using discounted cash flow analyses based on interest rates currently being offered for comparable loans. Loans with similar characteristics are aggregated for purposes of the analyses.

Policy loans:
The carrying amount for policy loans approximates their market value.

Short-term investments:
The carrying amount for short-term investments approximates their market value.

Investment contracts:
The market value of investment contract liabilities is estimated using a discounted cash flow model, assuming the companies' current interest rates on new products. The carrying value for these contracts approximates their market value.

Notes payable:
The carrying amount for notes payable approximates their market value as such debt is primarily floating rate.

Interest rate swap:
The carrying amount for the interest rate swap is its market value.

Investment commitments:
American National's investment commitments are all short-term in duration, and the market value was not significant at December 31, 2002 or 2001.

Values:
The carrying amounts and estimated market values of financial instruments at December 31 are as follows (in thousands).

                                                                          2002                            2001

-----------------------------------------------------------------------------------------------------------------------------------
                                                                               Estimated                       Estimated
                                                                 Carrying       Market           Carrying       Market
                                                                  Amount         Value            Amount         Value
-----------------------------------------------------------------------------------------------------------------------------------
  Financial assets
     Bonds:
         Held-to-maturity...............................    $ 4,497,025    $  4,821,787     $  3,811,582   $ 3,937,228
         Available-for-sale.............................      1,532,137       1,532,137        1,578,184     1,578,184
     Preferred stock....................................         47,385          47,385           50,441        50,441
     Common stock.......................................        758,298         758,298          889,092       889,092
     Mortgage loans on  real estate.....................      1,023,564       1,093,241        1,007,993     1,045,659
     Policy loans.......................................        328,099         328,099          324,545       324,545
     Short-term investments.............................        435,463         435,463          255,476       255,476
  Financial liabilities
     Investment contracts...............................      2,254,076       2,254,076        1,699,373     1,699,373
     Notes payable......................................        204,128         204,128          204,443       204,443
     Interest rate swap.................................          1,880           1,880            6,627          6,627

-----------------------------------------------------------------------------------------------------------------------------------



(6) DEFERRED POLICY ACQUISITION COSTS
Deferred policy acquisition costs and premiums for the years ended December 31, 2002, 2001, and 2000 are summarized as follows (in thousands).

                                                                Life          Accident         Property
                                                             and Annuity     and Health      and Casualty        Total


-----------------------------------------------------------------------------------------------------------------------------------
  Balance at December 31, 1999............................  $   635,222    $109,012       $14,562             $758,796

-----------------------------------------------------------------------------------------------------------------------------------
         Additions........................................      132,720      60,838       35,424               228,982
         Amortization.....................................      (141,591)   (63,518)     (31,680)             (236,789)
         Effect of change in unrealized gains
            on available-for-sale securities..............        (3,294)             --              --        (3,294)

-----------------------------------------------------------------------------------------------------------------------------------
      Net change..........................................       (12,165)     (2,6         3,744               (11,101)
      Acquisitions........................................          123          66          --                     189

-----------------------------------------------------------------------------------------------------------------------------------
  Balance at December 31, 2000............................      623,180      106,398        18,306              747,884
-----------------------------------------------------------------------------------------------------------------------------------
         Additions........................................      101,364      25,229         72,750                199,343
         Amortization.....................................       (89,751)   (25,480)        (68,858)            (184,089)
         Effect of change in unrealized gains
             on available-for-sale securities.............        (5,524)        --              --               (5,524)

-----------------------------------------------------------------------------------------------------------------------------------
      Net change..........................................        6,089      (251)             3,892                9,730
      Acquisitions........................................       52,417      5                19,180               71,602

-----------------------------------------------------------------------------------------------------------------------------------
  Balance at December 31, 2001............................      681,686      106,152           41,378             829,216

-----------------------------------------------------------------------------------------------------------------------------------
         Additions........................................      134,057      17,234           108,547             259,838
         Amortization.....................................       (99,077)   (21,947)          (95,208)           (216,232)
         Effect of change in unrealized gains
            on available-for-sale securities..............        1,498          --              --                 1,498

-----------------------------------------------------------------------------------------------------------------------------------
      Net change..........................................       36,478      (4,713)           13,339              45,104
      Acquisitions........................................          113          62                --                 175

-----------------------------------------------------------------------------------------------------------------------------------
  Balance at December 31, 2002............................  $   718,277     $101,501          $54,717             $874,495

-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
  2002 Premiums...........................................  $   370,696     $408,430         $861,696            $1,640,822

-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
  2001 Premiums...........................................  $   359,376     $415,124         $666,823             $1,441,323

-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
  2000 Premiums...........................................  $   356,944   $ 404,973          $426,786             $1,188,703

-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------


Commissions comprise the majority of the additions to deferred policy acquisition costs for each year.

Acquisitions relate to the purchase of various insurance portfolios under assumption reinsurance agreements and, for the year 2001, the purchase of the Farm Family insurance companies (see Note 14).

 (7) FUTURE POLICY BENEFITS AND POLICY ACCOUNT BALANCES
Life insurance:
Assumptions used in the calculation of future policy benefits or policy account balances for individual life policies are summarized as shown in Table 12.

                                                                                                                Percentage of
      Policy                                                                                                    Future Policy
       Issue                                               Interest                                               Benefits
       Year                                                  Rate                                                 So Valued

----------------------------------------------------------------------------------------------------------------------------------
 Ordinary
   1996-2002.......................7.5% for years 1 through 5, graded to 5.5% at the end of year 25, and level thereafter   6%
   1981-1995.......................8% for years 1 through 5, graded to 6% at the end of year 25, and level thereafter      16%
   1976-1981.......................7% for years 1 through 5, graded to 5% at the end of year 25, and level thereafter      11%
   1972-1975.......................6% for years 1 through 5, graded to 4% at the end of year 25, and level thereafter       4%
   1969-1971.......................6% for years 1 through 5, graded to 3.5% at the end of year 30, and level thereafter     4%
   1962-1968.......................4.5% for years 1 through 5, graded to 3.5% at the end of year 15, and level thereafter   6%
   1948-1961.......................4% for years 1 through 5, graded to 3.5% at the end of year 10, and level thereafter     6%
   1947 and prior..................Statutory rates of 3% or 3.5%.....................................................       1%
   Participating Business Acquired.Level rates of 3% to 5.5%.........................................................       8%
 Industrial
   1948-1967.......................4% for years 1 through 5, graded to 3.5% at the end of year 10, and level thereafter     3%
   1947 and prior..................Statutory rates of 3% ............................................................       3%
 Universal Life
                               Future policy benefits for universal life are equal to the current account value.           32%

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          100%

------------------------------------------------------------------------------------------------------------------------------------


Future policy benefits for group life policies have been calculated using a level interest rate of 4%. Mortality and withdrawal assumptions are based on American National's experience.

Annuities:
Fixed annuities included in future policy benefits are calculated using a level interest rate of 6%. Mortality and withdrawal assumptions are based on American National's experience. Policy account balances for interest-sensitive annuities are equal to the current gross account balance.

Health Insurance:
Interest assumptions used for future policy benefits on health policies are calculated using a level interest rate of 6%. Morbidity and termination assumptions are based on American National's experience.

During 2001 the Company's evaluation of recoverability and reserve adequacy resulted in the establishment of premium deficiency reserves of $23,436,000. Such reserve charges include $11,087,000 related to the accident and health product line previously distributed through the Company's Multiple Line Marketing segment and $12,349,000 for the long-term care business produced by the Senior Age Marketing segment. No such charges were recorded in 2002 or 2000.



(8) LIABILITY FOR UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSES
Activity in the liability for accident and health, and property and casualty unpaid claims and claim adjustment expenses is summarized as shown below (in thousands).

                                                  2002          2001         2000

-----------------------------------------------------------------------------------------------------------------------------------
  Balance at January 1......................   $1,160,510   $ 517,478    $   278,198
  Balance of acquisition....................          --      221,233          --
     Less reinsurance recoverables..........     582,467      218,412          3,988

-----------------------------------------------------------------------------------------------------------------------------------
  Net beginning balance.....................     578,043      520,299       274,210

-----------------------------------------------------------------------------------------------------------------------------------
  Incurred related to:
     Current year...........................     998,604      912,133       681,794
     Prior years............................      12,927      (14,147)        6,311

-----------------------------------------------------------------------------------------------------------------------------------
  Total incurred............................   1,011,531    897,986         688,105

-----------------------------------------------------------------------------------------------------------------------------------
  Paid related to:
     Current year...........................     603,229     572,903       443,454
     Prior years............................     332,781     267,339       182,085

-----------------------------------------------------------------------------------------------------------------------------------
  Total paid................................     936,010     840,242        625,539

-----------------------------------------------------------------------------------------------------------------------------------
  Net balance at December 31................     653,564    578,043         336,776
     Plus reinsurance recoverables..........     567,114    582,467         180,702

-----------------------------------------------------------------------------------------------------------------------------------
  Balance at December 31....................   $1,220,678   $1,160,510    $517,478

-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------


The balances at December 31 are included in policy and contract claims in the consolidated statements of financial position.

(9) REINSURANCE
As is customary in the insurance industry, the companies reinsure portions of certain insurance policies they write, thereby providing a greater diversification of risk and managing exposure on larger risks. The maximum amount that would be retained by one company (American National) would be $700,000 individual life, $250,000 individual accidental death, $100,000 group life and $125,000 credit life (total $1,175,000). If individual, group and credit were in force in all companies at the same time, the maximum risk on any one life could be $2,341,500.

American National remains primarily liable with respect to any reinsurance ceded, and would bear the entire loss if the assuming companies were to be unable to meet their obligations under any reinsurance treaties.

To minimize its exposure to significant losses from reinsurer insolvencies, American National evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers. At December 31, 2002, amounts recoverable from reinsurers with a carrying value of $117,019,691 were associated with various auto dealer credit insurance program reinsurers domiciled in the Caribbean islands of Nevis or the Turks and Caicos Islands. American National holds collateral related to these credit reinsurers totaling $87,734,742. This collateral is in the form of custodial accounts controlled by the company, which can be drawn on for amounts that remain unpaid for more than 90 days. American National believes that the failure of any single reinsurer to meet its obligations would not have a significant effect on its financial position or results of operations.

As a result of the September 11, 2001 terrorist attack on the United States, American National recognized losses (primarily on reinsurance assumed) as of December 31, 2001 totaling $239,406,000 with reinsurance in place providing coverage of $218,606,000 on those claims. During 2002 claims were paid and reinsurance recovered which reduced the amount accrued to $188,191,000 with $170,300,000 of reinsurance in place as of December 31, 2002. The net effect of the activity in 2002 was to reduce American National's ultimate net loss for this occurence by approximately $2,900,000. American National has evaluated the reinsurers providing the coverage for these claims and management believes that the net balance of all of the ceded amounts are recoverable. American National believes that the failure of any single reinsurer to meet its obligations for these claims would not have a significant effect on its financial position.


Premiums, premium-related reinsurance amounts and reinsurance recoveries for the years ended December 31 are summarized as follows (in thousands).

                                                                        2002              2001             2000


-----------------------------------------------------------------------------------------------------------------------------------
  Direct premiums...............................................  $  1,765,272        $    1,536,932    $   1,297,995
  Reinsurance premiums assumed from other companies.............       513,109               433,843          260,214
  Reinsurance premiums ceded to other companies.................       (637,559)            (529,452)        (369,506)

-----------------------------------------------------------------------------------------------------------------------------------
  Net premiums..................................................  $  1,640,822        $    1,441,323        $1,188,703

-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
  Reinsurance recoveries........................................  $    399,556        $    629,905            $256,731

-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------


Life insurance in force and related reinsurance amounts at December 31 are summarized as follows (in thousands).

                                                                        2002              2001             2000

-----------------------------------------------------------------------------------------------------------------------------------
  Direct life insurance in force................................  $ 55,642,502        $    53,502,696 $ 47,902,590
  Reinsurance risks assumed from other companies................       861,159                910,942      873,996

-----------------------------------------------------------------------------------------------------------------------------------
  Total life insurance in force.................................    56,503,661              54,413,638   48,776,586
  Reinsurance risks ceded to other companies....................    (16,278,521)           (14,819,652)  (12,573,404)

-----------------------------------------------------------------------------------------------------------------------------------
  Net life insurance in force...................................  $ 40,225,140          $    39,593,986 $ 36,203,182

-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------


(10) NOTES PAYABLE
In April 2001, a subsidiary of American National entered into a loan agreement with a bank to borrow $200,000,000. The proceeds of this loan were used in the acquisition of Farm Family Holdings, Inc.(FFH) (See Note 14). The loan called for quarterly interest payments but no principal payments were required until maturity in June 2003. The loan was secured by the stock of FFH and also partially secured by a pledge of fixed maturity investments from American National with a market value of $250,000,000. The loan carried a variable interest rate equal to the six month LIBOR rate plus 0.75%. However, at the time the loan was executed, an interest rate swap agreement was entered into that gave the loan a fixed effective interest rate of 5.58%. This loan was subsequently purchased by American National on January 8, 2003, using cash on hand, effectively retiring the loan and canceling the debt.

The interest rate swap agreement represented a hedge against fluctuations in the interest rate on the loan. The swap agreement represented an obligation with a value of approximately $1,880,000 at December 31, 2002, and $6,627,000 at December 31, 2001. These amounts are reflected in other liabilities on the consolidated statements of financial position. The change in the value of the swap agreement is reflected in stockholders' equity as a component of accumulated other comprehensive income.

At December 31, 2002 other American National subsidiaries had notes payable to third party lenders totaling $4,128,000. These notes are unsecured, have interest rates from 4.5% to 8.5% and maturity's from 2004 to 2006. None of the principal on these notes is due before maturity.

 (11) FEDERAL INCOME TAXES
The federal income tax provisions vary from the amounts computed when applying the statutory federal income tax rate. A reconciliation of the effective tax rate of the companies to the statutory federal income tax rate is shown below (in thousands, except percentages).


                                                       2002                       2001                        2000

-----------------------------------------------------------------------------------------------------------------------------------
                                              Amount         Rate         Amount        Rate         Amount         Rate
-----------------------------------------------------------------------------------------------------------------------------------
  Income tax on pre-tax income............. $   9,392     35.00  %     $  36,792      35.00 %      $ 72,430       35.00      %
  Tax-exempt investment income.............     (3,416)   (12.73)          (2,808)    (2.67)          (3,956)     (1.91)
  Dividend exclusion.......................     (4,629)   (17.25)          (3,243)    (3.09)          (1,247)     (0.60)
  Adjustment to deferred taxes.............     4,599     17.14                --     0.00                ---      0.00
  Miscellaneous tax credits, net...........     (1,843)    (6.87)          (2,177)    (2.07)          (2,536)     (1.23)
  Losses on foreign operations.............     3,201      11.93           6,599      6.28            1,476 0.71
  Other items, net.........................     2,676       9.97           5,025      4.78              601 0.29

-----------------------------------------------------------------------------------------------------------------------------------
                                            $   9,980     37.19  %     $  40,188     38.23  %      $ 66,768 32.26     %

-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------


The tax effects of temporary differences that gave rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2002 and December 31, 2001 are as shown below (in thousands).


                                                                                               2002              2001
-----------------------------------------------------------------------------------------------------------------------------------
  Deferred tax assets:
      Marketable securities, principally due to impairment losses......................... $    48,885      $     9,048
      Investment in real estate and other invested assets, principally due to investment
         valuation allowances.............................................................     12,983       11,282
      Policyholder funds, principally due to policy reserve discount......................    160,829       166,786
      Policyholder funds, principally due to unearned premium reserve.....................     28,514       23,652
      Other assets........................................................................     10,917       3,597

-----------------------------------------------------------------------------------------------------------------------------------
   Total gross deferred tax assets........................................................    262,128       214,365
      Less valuation allowance............................................................      (3,000)          (3,000)

-----------------------------------------------------------------------------------------------------------------------------------
   Net deferred tax assets................................................................ $  259,128 $     211,365

  Deferred tax liabilities:
      Marketable securities, principally due to net unrealized gains...................... $   (62,365)     $   (51,525)
      Investment in bonds, principally due to accrual of discount on bonds................     (14,631)         (33,316)
      Deferred policy acquisition costs, due to difference between GAAP and tax...........    (209,430)        (183,883)
      Property, plant and equipment, principally due to difference between GAAP and tax
         depreciation methods.............................................................      (6,456)          (7,533)
      Non-taxable pension.................................................................     (13,956)         (14,773)

-----------------------------------------------------------------------------------------------------------------------------------
   Net deferred tax liabilities...........................................................    (306,838)        (291,030)

-----------------------------------------------------------------------------------------------------------------------------------
  Total deferred tax...................................................................... $   (47,710)     $   (79,665)

-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------


Management believes that a sufficient level of taxable income will be achieved to utilize the net deferred tax assets.

Through 1983, under the provision of the Life Insurance Company Income Tax Act of 1959, life insurance companies were permitted to defer from taxation a portion of their income (within certain limitations) until and unless it is distributed to stockholders, at which time it was taxed at regular corporate tax rates. No provision for deferred federal income taxes applicable to such untaxed income has been made, because management is of the opinion that no distributions of such untaxed income (designated by federal law as "policyholders' surplus") will be made in the foreseeable future. There was no change in the "policyholders' surplus" between December 31, 2001 and December 31, 2002, and the cumulative balance was approximately $63,000,000 at both dates.

Federal income taxes totaling approximately $52,380,000, $80,985,000 and $114,415,000 were paid to the Internal Revenue Service in 2002, 2001 and 2000, respectively. The statute of limitations for the examination of federal income tax returns through 1998 for American National and its subsidiaries by the Internal Revenue Service has expired. All prior year deficiencies have been paid or provided for, and American National has filed appropriate claims for refunds through 1998. In the opinion of management, adequate provision has been made for any tax deficiencies that may be sustained.

(12) Components of comprehensive income
The items included in comprehensive income, other than net income, are unrealized gains on available-for-sale securities (net of deferred acquisition costs), foreign exchange adjustments, the change in fair value of an interest rate swap and subsidiary minimum pension liability adjustment. The details on the unrealized gains included in comprehensive income, and the related tax effects thereon, are as shown below (in thousands).

                                                                                Before          Federal          Net of
                                                                                Federal       Income Tax         Federal
                                                                              Income Tax        Expense        Income Tax

-----------------------------------------------------------------------------------------------------------------------------------
  December 31, 2002
  Unrealized gains..........................................................  $ 137,895 $     48,263            $89,632
  Less: reclassification adjustment for net losses realized in net income....   (140,449)        (49,157)       (91,292)

-----------------------------------------------------------------------------------------------------------------------------------
  Net unrealized loss component of comprehensive income.....................  $   (2,554)     $     (894)    $   (1,660)

-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
  December 31, 2001
  Unrealized losses.........................................................  $ (119,046)     $  (41,666)    $  (77,380)
  Less: reclassification adjustment for net gains realized in net income.....     11,123          3,893      7,230

-----------------------------------------------------------------------------------------------------------------------------------
  Net unrealized loss component of comprehensive income.....................  $ (107,923)     $  (37,773)    $  (70,150)

----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
  December 31, 2000
  Unrealized losses.........................................................  $ (139,180)     $  (48,709)    $  (90,471)
  Less: reclassification adjustment for net losses realized in net income....    (21,295)         (7,453)       (13,842)

-----------------------------------------------------------------------------------------------------------------------------------
  Net unrealized loss component of comprehensive income...................... $ (160,475)     $  (56,162)    $ (104,313)

-----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------



(13) StoCKHOLDERS' EQUITY and minority interests
Common Stock--American National has only one class of common stock with a par value of $1.00 per share and 50,000,000 authorized shares. The amounts outstanding at December 31, were as shown below.

  Common stock:                   2002         2001         2000

-----------------------------------------------------------------------------------------------------------------------------------
   Shares issued..............30,832,449   30,832,449   30,832,449
   Treasury shares............ 4,197,617    4,273,617    4,274,284
   Restricted shares..........  155,000        79,000       79,000

-----------------------------------------------------------------------------------------------------------------------------------
   Outstanding shares.........26,479,832   26,479,832   26,479,165

-----------------------------------------------------------------------------------------------------------------------------------



Stock-Based Compensation--American National has one stock-based compensation plan. Under this plan, American National can grant Non-Qualified Stock Options, Stock Appreciation Rights, Restricted Stock Awards, Performance Rewards, Incentive Awards and any combination of these. The number of shares available for grants under the plan cannot exceed 900,000 shares, and no more than 50,000 shares may be granted to any one individual in any calendar year.

The plan provides for the award of Restricted Stock. Restricted Stock Awards entitle the participant to full dividend and voting rights. Unvested shares are restricted as to disposition and are subject to forfeiture under certain circumstances. Compensation expense is recognized over the vesting period. The restrictions on these awards lapse after 10 years, and feature a graded vesting schedule in the case of the retirement of an award holder. Two awards of restricted stock have been granted, with a total of 136,000 shares granted at an exercise price of zero. These awards result in compensation expense to American National over the vesting period. The amount of compensation expense recorded was $621,000 in 2002, $342,000 in 2001, and $486,000 in 2000.

The plan provides for the award of Stock Appreciation Rights (SAR). The SAR's give the holder the right to compensation based on the difference between the price of a share of stock on the grant date and the price on the exercise date. The SARs vest at a rate of 20% per year for 5 years and expire 5 years after the vesting period. American National uses the average of the high and low price on the last trading day of the period to calculate the fair value and compensation expense for SARs. The fair value of the SARs was $1,545,000, $1,361,000, and $709,000 at December 31, 2002, 2001, and 2000 respectively. Compensation expense was recorded totaling $717,000, $889,000 and $709,000 for the years ended December 31, 2002, 2001, and 2000 respectively.


SAR and Restricted Stock (RS) information for 2002, 2001 and 2000 is shown below.

                                                 SAR Weighted-                RS Weighted-
                                        SAR     Average Price        RS       Average Price
  Shares                              Shares       per Share       Shares       per Share
-----------------------------------------------------------------------------------------------------------------------------------
  Outstanding at December 31, 1999.. 81,500 57.00    79,000        13.71
  Granted...........................  3,000 61.81         --            --
  Exercised.........................  (1,100)        57.00--            --
  Canceled..........................  (1,208)        57.00--            --

-----------------------------------------------------------------------------------------------------------------------------------
  Oustanding at December 31, 2000... 82,192 57.18   79,000 13.71

----------------------------------------------------------------------------------------------------------------------------------
  Granted...........................  3,000 80.25    2,000 72.28
  Exercised......................... (10,250)        57.00 (666         )57.00
  Canceled..........................  (1,392)        57.00 (1,334       )57.00

-----------------------------------------------------------------------------------------------------------------------------------
  Outstanding at December 31, 2001.. 73,550 58.14   79,000 14.09

---------------------------------------------------------------------------------------------------------------------------------
  Granted........................... 83,000 88.00   76,000--
  Exercised......................... (18,000)        57.11--            --
  Canceled..........................      --             --            --             --

----------------------------------------------------------------------------------------------------------------------------------
  Outstanding at December 31, 2002.. 138,550      $   76.16      155,000  $     7.18

----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------


The weighted-average contractual remaining life for the 138,550 SAR shares outstanding as of December 31, 2002 is 8.4 years. The weighted-average exercise price for these shares is $76.16 per share. Of the shares outstanding, 20,150 are exercisable at a weighted-average exercise price of $57.88 per share.

The weighted-average contractual remaining life for the 155,000 Restricted Stock shares outstanding as of December 31, 2002 is 8.1 years. The weighted-average exercise price for these shares is $7.18 per share. None of the shares outstanding were vested.

Earnings Per Share--Earnings per share for 2002 was calculated using a weighted average number of shares outstanding of 26,479,832. For 2001 and 2000 the weighted-average number of shares outstanding were 26,479,665 and 26,479,165 respectively. In 2002, 2001 and 2000, the restricted stock resulted in an incremental number of shares to be added to the number of shares outstanding of less than 42,000 shares and had no effect on the earnings per share calculation. As a result, diluted earnings per share is equal to the basic earnings per share for 2002, 2001, and 2000.

Dividends--American National's payment of dividends to stockholders is restricted by statutory regulations. Generally, the restrictions require life insurance companies to maintain minimum amounts of capital and surplus, and, in the absence of special approval, limit the payment of dividends to statutory net gain from operations on an annual, non-cumulative basis. Additionally, insurance companies are not permitted to distribute the excess of stockholders' equity, as determined on a GAAP basis over that determined on a statutory basis.

Generally, the same restrictions on amounts that can transfer in the form of dividends, loans, or advances to the parent company apply to American National's insurance subsidiaries.

At December 31, 2002, approximately $929,373,000 of American National's consolidated stockholders' equity represents net assets of its insurance subsidiaries. Any transfer of these net assets to American National would be subject to statutory restrictions and approval.

Minority Interests--Two of American National's subsidiaries have preferred stock outstanding to unrelated third parties. These preferred stock issues had a total value of $1,248,000 at December 31, 2002 and carry various terms including cumulative dividends and voting rights as they apply to the subsidiary.

In 2001, American National formed TMNY Investments, LLC (TMNY). Subsequently, TMNY purchased five percent of the common stock of Farm Family Holdings, Inc. from another subsidiary of American National. The purpose of TMNY is to provide certain officers with additional incentive to enhance the profitable growth of the Farm Family companies. Accordingly, shares of TMNY preferred stock representing 66% of the value of the company were granted to various officers of American National and its subsidiaries. The preferred shares can not be sold or otherwise traded by the officers for a period of eight years. The total value of these preferred shares was $984,000 at December 31, 2002.

In 2002, the management agreement between American National and American National County Mutual Insurance Company (County Mutual) was changed, effectively giving complete control of County Mutual to American National. As a result of this change, County Mutual is now included in the consolidated financial statements. The interest that the policyholders of County Mutual have in the financial position of County Mutual is reflected as a minority interest totaling $6,750,000 at December 31, 2002.

(14) ACQUISITION
On April 10, 2001 American National completed the acquisition of Farm Family Holdings, Inc. (FFH), which is the parent company for Farm Family Casualty Company, Farm Family Life Insurance Company and United Farm Family Insurance Company. These insurance companies market and sell personal lines property and casualty and life insurance to the agribusiness market in the northeastern United States.

The purchase price for FFH was $280 million and was paid in cash, funded, in part, through a bank loan of $200 million with the remainder provided by internally generated funds. The acquisition was accounted for by the purchase method of accounting. Accordingly, the results of FFH and its subsidiaries are included in the consolidated statements of income for the nine months since the purchase date in 2001 and for the full year of 2002.

The assets and liabilities for FFH were adjusted to reflect fair market value at the purchase date. Goodwill was recognized for the amount of the excess of the purchase price over the fair market value at the date of purchase. The goodwill was amortized during 2001 on a straight line basis using an average life of 11.5 years, producing a total expense of $3,100,000 or $0.12 per share. Without the goodwill amortization expense, net income for 2001 would have been $68,031,000 or $2.57 per share. With the adoption of FAS 142, the goodwill is no longer amortized, however it is subject to annual recoverability analyses. The recoverability analysis for 2002 did not result in any adjustment to the amount of the goodwill which totaled $44,439,000 at December 31, 2002.

A summary of the assets acquired and liabilities assumed in the acquisition are shown as follows (in thousands).

  Assets acquired
    Investments........................ $1,144,636
    Deferred acquisition costs.........     71,671
    Cash...............................     35,152
    Goodwill...........................     47,539
    Other assets.......................    156,609

--------------------------------------------------------------------------------
     Total assets acquired.............  1,455,607

-------------------------------------------------------------------------------

  Liabilities assumed
    Benefit reserves...................    477,684
    Policy account balances............    411,580
    Other liabilities..................    285,773

------------------------------------------------------------------------------
     Total liabilities assumed.........  1,175,037

-------------------------------------------------------------------------------
  Net purchase price................... $  280,570

-------------------------------------------------------------------------------


The following table presents unaudited pro forma results of operations for the years ended December 31, 2001 and 2000 as if FFH and subsidiaries had been combined with American National as of the beginning of the year. The pro forma results include estimates and assumptions which management believes are reasonable. However, pro forma results do not include any anticipated cost savings or other effects of the acquisition and are not necessarily indicative of the results which may occur in the future.

                               Unaudited Pro Forma
                                   Year Ended
  (In thousands, except per share amounts)               2001              2000
--------------------------------------------------------------------------------
 Total revenue...................................   $2,219,055 $      2,147,408
 Total benefits and expenses.....................    2,106,692        1,915,137
 Earnings (losses) of unconsolidated affiliates..        (6,055)           3,049

--------------------------------------------------------------------------------
  Income before federal income taxes..............      106,308        235,320

-------------------------------------------------------------------------------
  Federal income tax expense......................       40,756        76,062

--------------------------------------------------------------------------------
  Net income......................................   $   65,552 $      159,258

--------------------------------------------------------------------------------

  Net income per common share - basic and diluted.   $     2.48 $      6.01

--------------------------------------------------------------------------------


The FFH income included in the pro forma results for the year 2000 contains a nonrecurring item of $12,746,000.

(15) SEGMENT INFORMATION
American National and its subsidiaries are engaged principally in the insurance business. Management organizes the business around its marketing distribution channels. Separate management of each segment is required because each business unit is subject to different marketing strategies. There are eight operating segments based on the company's marketing distribution channels.

The operating segments are as follows:

Multiple Line Marketing -- This segment derives its revenues from the sale of individual life, annuity, accident and health, and property and casualty products marketed through American National, ANTEX, ANPAC, ANGIC, ANPAC Lloyds, Farm Family Life, Farm Family Property and Casualty and United Farm Family.

Home Service Division -- This segment derives its revenues from the sale of individual life, annuity and accident and health insurance. In this segment, the agent collects the premiums. This segment includes business in the United States and Mexico.

Independent Marketing -- This segment derives its revenues mainly from the sale of life and annuity lines marketed through independent marketing organizations.

Health Division -- This segment derives its revenues primarily from the sale of accident and health insurance plus group life insurance marketed through group brokers and third party marketing organizations.

Senior Age Marketing -- This segment derives its revenues primarily from the sale of Medicare supplement plans, individual life, annuities, and accident and health insurance marketed through Standard Life and Accident Insurance Company.

Direct Marketing -- This segment derives its revenues principally from the sale of individual life insurance, marketed through Garden State Life Insurance Company, using direct selling methods.

Credit Insurance Division -- This segment derives its revenues principally from the sale of credit life and credit accident and health insurance.

Capital and Surplus -- This segment derives its revenues principally from investment instruments.

All Other -- This category comprises segments which are too small to show individually. This category includes non-insurance, reinsurance assumed, and retirement benefits.

All income and expense amounts specifically attributable to policy transactions are recorded directly to the appropriate line of business within each segment. Income and expenses not specifically attributable to policy transactions are allocated to the lines within each segment as follows:

|_| Net investment income from fixed income assets (bonds and mortgage loans on real estate) is allocated based on the funds generated by each line at the average yield available from these fixed income assets at the time such funds become available.

|_| Net investment income from all other assets is allocated to the marketing segments in accordance with the amount of equity invested in each segment, with the remainder going to capital and surplus.

|_| Expenses are allocated to the lines based upon various factors, including premium and commission ratios within the respective operating segments.

|_| Gain or loss on the sale of investments is allocated to capital and surplus.

|_| Equity in earnings of unconsolidated affiliates is allocated to the segment that provided the funds to invest in the affiliate.

|_| Federal income taxes have been applied to the net earnings of each segment based on a fixed tax rate. Any difference between the amount allocated to the segments and the total federal income tax amount is allocated to capital and surplus.

The following table summarizes net income and various components of net income by operating segment for the years ended December 31, 2002, 2001, and 2000 (in thousands).

                                                                                        Gain From
                                   Premiums        Net                                 Operations     Federal
                                      and      Investment                   Equity       Before       Income
                                     Other       Income       Expenses        in         Federal        Tax
                                    Policy         and           and    Unconsolidated   Income       Expense        Net
                                    Revenue  Realized Gains   Benefits    Affiliates      Taxes      (Benefit)     Income

----------------------------------------------------------------------------------------------------------------------------------
  2002
  Multiple Line Marketing........ $ 992,294      $165,405   $1,111,428        $--       $46,271       $15,269      $31,002
  Home Service Division..........    212,990      113,582      294,304         --        32,268        10,648       21,620
  Independent Marketing..........     48,252      141,836      182,471         --         7,617         2,514        5,103
  Health Division................    225,305        9,201      225,326         --         9,180         3,029        6,151
  Credit Insurance Division......     73,600      17,939    76,454             --        15,085         4,978       10,107
  Senior Age Marketing...........    192,145       19,834      205,853         --         6,126         2,022        4,104
  Direct Marketing...............     32,520       3,508    33,922             --         2,106           695         1,411
  Capital & Surplus..............      1,272      (67,828)      17,620     (6,534)      (90,710)     (28,810)      (61,900)
  All Other......................     30,550       28,938      59,071      (1,525)        (1,10)        (365)         (743)

----------------------------------------------------------------------------------------------------------------------------------
                                  $1,808,928 $ 432,415   $  2,206,449    $   (8,059  )  $ 26,835      $ 9,980        $16,855

----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
  2001
  Multiple Line.................. $  787,431   $  144,631   $  933,066    $      --    $   (1,004)  $     (331)  $     (673)
  Home Service Division..........    212,344      113,384      287,222           --        38,506       12,707       25,799
  Independent Marketing..........     50,045      111,169      157,174           --         4,040        1,333        2,707
  Health Division................    250,802        8,274      276,458           --       (17,382)      (5,736)     (11,646)
  Credit Insurance Division......     66,042       17,718       71,753           --        12,007        3,962        8,045
  Senior Age Marketing...........    168,024       17,652      193,258           --        (7,582)      (2,502)      (5,080)
  Direct Marketing...............     29,839        3,413       28,948           --         4,304        1,420        2,884
  Capital and Surplus............      1,065       90,809       19,376       (8,345)       64,153       26,669       37,484
  All Other......................     33,235       28,641       56,090        2,291         8,077        2,666        5,411

-----------------------------------------------------------------------------------------------------------------------------------
                                  $1,598,827$  535,691   $  2,023,345$(6,054      )$   105,119   $  40,188    $  64,931

-----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
  2000
  Multiple Line ................. $  518,271   $   92,563   $  596,098    $      --    $   14,736   $    4,863   $    9,873
  Home Service Division..........    212,951      114,397      276,686           --        50,662       16,718       33,944
  Independent Marketing..........     76,236      108,213      176,196           --         8,253        2,723        5,530
  Health Division................    253,820        8,414      281,837           --       (19,603)      (6,469)     (13,134)
  Credit Insurance Division......     63,412       16,306       68,466           --        11,252        3,713        7,539
  Senior Age Marketing...........    148,565       17,696      156,970           --         9,291        3,066        6,225
  Direct Marketing...............     28,076        3,906       28,678           --         3,304        1,090        2,214
  Capital and Surplus............        938      110,688         (264)         100       111,990       35,434       76,556
  All Other......................     30,553       29,477       45,922        2,949        17,057        5,630       11,427

-----------------------------------------------------------------------------------------------------------------------------------
                                  $1,332,822$  501,660   $  1,630,589$3,049        $   206,942   $  66,768    $  140,174

-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------


There were no significant non-cash items to report. Substantially all of the consolidated revenues were derived in the United States.

Most of the operating segments provide essentially the same types of products. The following table provides revenues within each segment by line of business for the years ended December 31, 2002, 2001, and 2000 (in thousands).

                                 Total Revenues

                                                            Accident and Property and                               Total
                                     Life        Annuity       Health      Casualty      Credit      All Other    Revenues

----------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
  2002
  Multiple Line Marketing........ $ 204,466 $  36,636       $18,772      $897,825      $--           $--          $1,157,699
  Home Service Division..........   310,532    5,359         10,681        --           --            --            326,572
  Independent Marketing..........    32,433    157,655       --            --           --            --            190,088
  Health Division................     2,688      --         31,818         --           --            --            234,506
  Credit Insurance Division......        --       --             --        --          91,539         --            91,539
  Senior Age Marketing...........    30,401    2,537        179,042        --           --            --            211,980
  Direct Marketing...............    35,524    109           395           --           --            --            36,028
  Capital & Surplus..............        --   --             --            --           --            (66,556  )   (66,556  )
  All Other......................    31,727    14,284        600           --           --             12,876       59,487

-----------------------------------------------------------------------------------------------------------------------------------
                                  $ 647,771 $  216,580 $ 441,308     $897,825     $91,539       $(53,680)        $  2,241,343

---------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
  2001
  Multiple Line.................. $  180,079   $   31,806   $   18,753    $ 701,424    $       --   $       --   $  932,062
  Home Service Division..........    310,965        4,300       10,463           --            --           --      325,728
  Independent Marketing..........     20,949      140,265           --           --            --           --      161,214
  Health Division................      3,904           --      255,172           --            --           --      259,076
  Credit Insurance Division......         --           --           --           --        83,760           --       83,760
  Senior Age Marketing...........     31,515        2,135      152,026           --            --           --      185,676
  Direct Marketing...............     32,730          120          402           --            --           --       33,252
  Capital and Surplus............         --           --           --           --            --       91,874       91,874
  All Other......................     31,785       17,217          774           --            --       12,100       61,876

----------------------------------------------------------------------------------------------------------------------------------
                                  $  611,927   $  195,843   $  437,590    $ 701,424    $   83,760   $  103,974   $2,134,518

-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
  2000
  Multiple Line Marketing........ $ 119,945 $  16,764         $17,772      $450,894      $--           $--          $605,375
  Home Service Division..........   282,140    4,293            9,271       --            --            --            295,704
  Independent Marketing..........    14,191    158,056            --         --            --            --            172,247
  Health Division................     4,028   --              252,935        --            --            --            256,963
  Credit Insurance Division......         --     --           --             --         68,642   --                     68,642
  Senior Age Marketing...........    30,245    1,623          125,239        --            --            --            157,107
  Direct Marketing...............    31,188     --                219        --            --            --            31,407
  Capital & Surplus..............         --    --                --         --            --             89,373     189,373
  All Other......................    28,510    1,382             905         --           --               26,866       57,663

-----------------------------------------------------------------------------------------------------------------------------------
                                  $ 510,247 $  182,118 $ 406,341     $450,894      $   68,642    $  216,239 $ 1,834,481

-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------


The operating segments are supported by the fixed income assets and policy loans. Equity type assets, such as stocks, real estate and other invested assets, are investments of the Capital and Surplus segment. Assets of the non-insurance companies are specifically associated with those companies in the "All other" segment. Any assets not used in support of the operating segments are assigned to Capital and Surplus.

The following table summarizes assets by operating segment for the years ended December 31, 2002 and 2001 (in thousands).

                                      2002            2001

------------------------------------------------------------------------------
  Multiple Line Marketing......   $ 3,347,199     $  2,996,688
  Home Service Division........     1,851,604        1,833,920
  Independent Marketing........     2,597,365        1,900,552
  Health Division..............       729,344          713,071
  Credit Insurance Division....       431,618          428,885
  Senior Age Marketing.........       403,879          374,024
  Direct Marketing.............        98,650           90,665
  Capital & Surplus............     2,015,858        2,279,937
  All Other....................       663,655          640,395

-------------------------------------------------------------------------------
                                  $12,139,172     $ 11,258,137

-------------------------------------------------------------------------------

----------------------------------------------------------------------------


The net assets of the Capital and Surplus and All Other segments include investments in unconsolidated affiliates. Almost all of American National's assets are located in the United States of America.

The amount of each segment item reported is the measure reported to the chief operating decision-maker for purposes of making decisions about allocating resources to the segment and assessing its performance. Adjustments and eliminations are made when preparing the financial statements, and allocations of revenues, expenses and gains or losses have been included when determining reported segment profit or loss.

The reported measures are determined in accordance with the measurement principles most consistent with those used in measuring the corresponding amounts in the consolidated financial statements.

The results of the operating segments of the business are affected by economic conditions and customer demands. A portion of American National's insurance business is written through one third-party marketing organization. During 2002, approximately 11% of the total premium revenues and policy account deposits were written through that organization, which is included in the Independent Marketing operating segment. This compares with 4% and 10% in 2001 and 2000, respectively. Of the total business written by this one organization, the majority was annuities.

(16) RECONCILIATION TO STATUTORY ACCOUNTING
American National and its insurance subsidiaries are required to file statutory financial statements with state insurance regulatory authorities. Accounting principles used to prepare these statutory financial statements differ from those used to prepare financial statements on the basis of Generally Accepted Accounting Principles. Effective January 1, 2001 new codified statutory accounting principles were adopted. The adoption of the new principles resulted in an increase of $76,814,000 in the statutory capital and surplus as reported in the following tables.

Reconciliation of statutory net income and capital and surplus, as determined using statutory accounting principles, to the amounts included in the accompanying consolidated financial statements, as of and for the years ended December 31, are as shown below (in thousands).


                                                                              2002             2001              2000

----------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
  Statutory net income of insurance companies...........................  $  413,775 $     32,070          $ 132,682
  Net gain (loss) of non-insurance companies............................     (111,058)      5,310           (17,524)
  Combined net income...................................................     302,717       37,380           115,158
  Increases/(decreases):
     Deferred policy acquisition costs..................................      43,606       15,254            (7,807)
     Policyholder funds.................................................      (17,282)      6,188             15,851
     Deferred federal income tax benefit................................      12,071       16,520             16,487
     Premiums deferred and other receivables............................          (90)       (131)           (2,134)
     Gain on sale of investments........................................     (297,221)         118             (752)
     Change in interest maintenance reserve.............................       6,871            74           (5,904)
     Asset valuation allowances.........................................       (6,125)     (16,648)            8,388
     Investment income..................................................       (4,467)       (3,817)               44
     Goodwill amortization..............................................          --         (3,100)               --
  Other adjustments, net................................................      10,678           (582)            (284)
  Consolidating eliminations and adjustments............................      (33,903)       (6,325)            1,127

---------------------------------------------------------------------------------------------------------------------------------
  Net income reported herein............................................  $   16,855         $64,931         $140,174

-----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------

                                                                              2002             2001              2000
  Statutory capital and surplus of insurance companies..................  $2,483,320 $     2,415,330       $2,309,259
  Stockholders equity of non-insurance companies........................     512,343         504,144          517,805
  Combined capital and surplus..........................................   2,995,663       2,919,474        2,827,064
  Increases/(decreases):
     Deferred policy acquisition costs..................................     874,495         829,216          747,884
     Policyholder funds.................................................     173,790         197,830          174,874
     Deferred federal income taxes......................................     (108,326)       (79,665)        (148,691)
     Premiums deferred and other receivables............................      (87,707)       (87,615)         (82,583)
     Reinsurance in "unauthorized companies"............................      60,129           48,716          45,769
     Statutory asset valuation reserve..................................     322,125          362,952         339,963
     Statutory interest maintenance reserve.............................      14,244            7,517           4,308
     Asset valuation allowances.........................................      (27,151)         (37,502)        (30,062)
     Investment market value adjustments................................     102,990            14,302         (56,087)
  Non-admitted assets and other adjustments, net........................      69,238           149,137          204,393
  Consolidating eliminations and adjustments............................   (1,515,761)      (1,388,023)       (1,003,175)

----------------------------------------------------------------------------------------------------------------------------------
  Stockholders' equity reported herein..................................  $2,873,729   $     2,936,339  $      3,023,657

----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------

In accordance with various government and state regulations, American National and its insurance subsidiaries had bonds with an amortized value of $68,714,000 on deposit with appropriate regulatory authorities.

(17) RETIREMENT BENEFITS
Pension Benefits
American National and its subsidiaries have one active tax-qualified defined-benefit pension plan and one inactive plan. The active plan has three separate programs. One of the programs is contributory and covers home service agents and managers. The other two programs are noncontributory, with one covering salaried and management employees and the other covering home office clerical employees subject to a collective bargaining agreement. The program covering salaried and management employees provides pension benefits that are based on years of service and the employee's compensation during the five years before retirement. The programs covering hourly employees and agents generally provide benefits that are based on the employee's career average earnings and years of service.

The inactive tax-qualified defined-benefit pension plan covers employees of the Farm Family companies hired prior to January 1, 1997. Effective January 1, 1997, benefits through this plan were frozen and no new participants have been added.

American National also sponsors for key executives three non-tax-qualified pension plans that restore benefits that would otherwise be curtailed by statutory limits on qualified plan benefits.

The companies' funding policy for the pension plans is to make annual contributions in accordance with the minimum funding standards of the Employee Retirement Income Security Act of 1974. The unfunded plans will be funded out of general corporate assets when necessary.

Actuarial computations of pension expense (before income taxes) produced a pension cost of $4,071,000 for 2000, $4,924,000 for 2001, and $12,627,000 for
2002.

The pension cost for the years ended December 31, is made up of the following (in thousands):


                                               2002         2001         2000
----------------------------------------------------------------------------------------------------------------------------------
  Service cost--benefits earned during period     $7,21     $6,900     $5,212
  Interest cost on projected benefit obligation   12,999    10,811      8,927
  Expected return on plan assets...........     (10,960)  (10,600)     (8,940)
  Amortization of past service cost........        2,921       361        289
  Amortization of transition asset.........            4    (2,616)    (2,619)
  Amortization of actuarial loss...........          452        68      1,202

---------------------------------------------------------------------------------------------------------------------------------
      Total pension cost..................    $ 12,627  $   4,924      $4,071

---------------------------------------------------------------------------------------------------------------------------------



The following table sets forth the actuarial present value of benefit obligations, the funded status, and the amounts recognized in the consolidated statements of financial position at December 31 for the companies' pension plans
(in thousands).

2002     2001
----------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                   Assets        Accumulated      Assets         Accumulated
                                                                   Exceed         Benefits        Exceed          Benefits
                                                                 Accumulated       Exceed       Accumulated        Exceed
                                                                  Benefits         Assets        Benefits          Assets

------------------------------------------------------------------------------------------------------------------------------------
  Vested benefit obligation..................................  $    (98,222)     $  (67,764)     $  (86,075)     $  (60,053)

-----------------------------------------------------------------------------------------------------------------------------------
  Accumulated benefit obligation.............................  $   (101,432)     $  (67,764)     $  (89,778)     $  (60,053)

------------------------------------------------------------------------------------------------------------------------------------

  Projected benefit obligation...............................  $   (117,496)     $  (84,911)     $ (107,233)     $  (61,365)
  Plan assets at fair value (long term securities)............      134,604          18,381          134,600          20,240

-----------------------------------------------------------------------------------------------------------------------------------
  Funded status:
   Plan assets in excess of projected benefit obligation......      17,108          (66,529)          27,367         (41,125)
   Unrecognized net loss......................................       13,633             608            7,074              494
   Prior service cost not yet recognized in periodic pension cost       --            23,972              --             6,463
   Unrecognized net transition asset at January 1
   being recognized over 15 years                                       --                --              --                --
   Adjustment required to recognize minimum liability.........           --          (7,498)              --            (5,632)
   Offset for intangible asset................................           --            7,498              --              5,632

----------------------------------------------------------------------------------------------------------------------------------
  Prepaid pension cost  included in other assets or other liabilities $30,741        $(41,949)     $   34,441           $(34,168)

-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------


  Assumptions used at December 31                                      2002            2001           2000
  Weighted-average discount rate on benefit obligation ........       6.72%           6.96%           7.40%
  Rate of increase in compensation levels .....................       3.86%           4.20%           4.80%
  Expected long-term rate of return on plan assets ............       7.06%           7.14%           7.00%

Health Benefits
American National and its subsidiaries provide certain health and/or dental benefits to retirees. Participation in these plans is limited to current retirees and their dependents who met certain age and length of service requirements. No new participants will be added to these plans in the future.

The primary retiree health benefit plan provides major medical benefits for participants under the age of 65 and Medicare supplemental benefits for those over 65. Prescription drug benefits are provided to both age groups. The plan is contributory, with the company's contribution limited to $80 per month for retirees and spouses under the age of 65 and $40 per month for retirees and spouses over the age of 65. All additional contributions necessary, over the amount to be contributed by American National, are to be contributed by the retirees.

The accrued post-retirement benefit obligation, included in other liabilities, was $8,278,523 and $7,864,000 at December 31, 2002 and 2001, respectively. These amounts were approximately equal to the unfunded accumulated post-retirement benefit obligation. Since American Nationals contributions to the cost of the retiree benefit plans are fixed, the health care cost trend rate will have no effect on the future expense or the accumulated post-retirement benefit obligation.

Other Benefits
Under American National and its subsidiaries' various group benefit plans for active employees, life insurance benefits are provided upon retirement for eligible participants who meet certain age and length of service requirements.

In addition to the defined benefit pension plans, American National sponsors one defined contribution plan for all employees excluding those of the Farm Family companies, and an incentive savings plan for employees of the Farm Family companies. The defined contribution plan (also known as a 401K plan) allows employees to contribute up to the maximum allowable amount as determined by the Internal Revenue Service. American National does not contribute to the defined contribution plan. Company contributions are made under the incentive savings plan for the Farm Family companies, with a discretionary portion based on the profits earned by the Farm Family companies. The expense associated with this plan was $2,270,694 for 2002 and $1,100,000 for 2001.

(18) COMMITMENTS AND CONTINGENCIES
Commitments--American National and its subsidiaries lease insurance sales office space in various cities. The long-term lease commitments at December 31, 2002 were approximately $6,275,000.

In the ordinary course of their operations, the companies also had commitments outstanding at December 31, 2002 to purchase, expand or improve real estate, to fund mortgage loans and to purchase other invested assets aggregating $133,019,000, all of which are expected to be funded in 2003. As of December 31, 2002, all of the mortgage loan commitments have interest rates that are fixed.

Guarantees--In the normal course of business, American National has guaranteed bank loans for customers of a third-party marketing operation. The bank loans are used to fund premium payments on life insurance policies issued by American National. The loans are secured by the cash values of the life insurance policies. If the customer were to default on the bank loan, American National would be obligated to pay off the loan. However, since the cash value of the life insurance policies always equals or exceeds the balance of the loans, management does not foresee any loss on the guarantees. The total amount of the guarantees outstanding as of December 31, 2002 was approximately $148,038,000, while the total cash values of the related life insurance policies was approximately $152,302,000.

Off-Balance-Sheet Contingencies--American National is a partner in numerous real estate joint ventures. A number of these joint ventures have long-term debt to third parties. The amount of the outstanding debt at December 31, 2002 totaled approximately $107,956,000. All of the debt is secured by the real estate in the joint ventures, and is non-recourse to the partners in the joint ventures, including American National. Therefore, the maximum loss that American National could sustain if the joint ventures failed to pay the debt is the amount of the investment in the joint ventures, or approximately $34,646,000 at December 31, 2002.

Litigation--In recent years, various life insurance companies have been named as defendants in class action lawsuits relating to discriminatory practices in life insurance pricing and sales practices. A number of these lawsuits have resulted in substantial settlements across the life insurance industry. American National is a defendant in similar lawsuits. Management believes that American National has meritorious legal defenses against these lawsuits. Therefore, no provision for possible losses on these cases has been recorded in the consolidated financial statements.

American Nationals' subsidiary, Standard Life and Accident Insurance Company is a defendant in a class action lawsuit alleging fraud and misrepresentation involving the benefits to be paid under certain limited-benefit nursing home policies. Management believes that the company has meritorious legal defenses against this lawsuit. Therefore, no provision for possible losses on this case has been recorded in the consolidated financial statements.

American National and its subsidiary American National Life Insurance Company of Texas are defendants in several lawsuits alleging, among other things, improper calculation and/or cancellation of benefits under certain group health contracts. Class action certification in these lawsuits has been requested by the plaintiffs, but has not yet been granted. Management believes that the companies have meritorious legal defenses against these lawsuits. Therefore, no provision for possible losses on these cases has been recorded in the consolidated financial statements.

American National and its subsidiary American National Life Insurance Company of Texas are defendants in a lawsuit alleging fraud in the sale and pricing of a health insurance policy in Mississippi. Management believes that the companies have meritorious legal defenses against this lawsuit. Therefore, no provision for possible loss on this case has been recorded in the consolidated financial statements.

Based on information currently available, management also believes that amounts ultimately paid, if any, arising from these cases would not have a material effect on the company's results of operations and financial position. However, it should be noted that the frequency of large damage awards, which bear little or no relation to the economic damages incurred by plaintiffs in some jurisdictions, continue to create the potential for an unpredictable judgment in any given lawsuit. It is possible that, if the defenses in these lawsuits are not successful, and the judgments are greater than management can anticipate, the resulting liability could have a material impact on the consolidated financial results.

The companies are also defendants in various other lawsuits concerning alleged failure to honor certain loan commitments, alleged breach of certain agency and real estate contracts, various employment matters, allegedly deceptive insurance sales and marketing practices, and other litigation arising in the ordinary course of operations. Certain of these lawsuits include claims for compensatory and punitive damages. After reviewing these matters with legal counsel, management is of the opinion that the ultimate resultant liability, if any, would not have a material adverse effect on the companies' consolidated financial position or results of operations. However, these lawsuits are in various stages of development, and future facts and circumstances could result in management's changing its conclusions.

Independent Auditor's Report


We have audited the accompanying consolidated statements of financial position of American National Insurance Company and subsidiaries as of December 31, 2002 and 2001, and the related consolidated statements of income, changes in stockholders' equity, comprehensive income and cash flows for each of the years in the three-year period ended December 31, 2002. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.
  We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
  In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of American National Insurance Company and subsidiaries as of December 31, 2002 and 2001, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2002 in conformity with accounting principles generally accepted in the United States of America.
  As discussed in Note 2 to the consolidated financial statements, the Company changed its method of accounting for goodwill in 2002.


KPMG LLP
February 10, 2003
Houston, Texas

Independent Auditor's Report on Supplementary Information
To the Stockholders and Board of Directors

American National Insurance Company:

We have audited and reported separately herein on the consolidated financial statements of American National Insurance Company and subsidiaries as of December 31, 2002 and 2001 and for each of the years and the three-year period ended December 31, 2002.

Our audit was made for the purpose of forming an opinion on the basic consolidated financial statements of American National Insurance Company and subsidiaries taken as a whole. The supplementary information included in Schedules I, III, IV and V as of December 31, 2002 and 2001 and for each of the years in the three-year period ended December 31, 2002, is presented for the purposes of complying with the Securities and Exchange rules and is not a required part of the basic consolidated financial statements. Such information has been subjected to the auditing procedures applied in the audits of the basic consolidated financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic consolidated financial statements taken as a whole.

As discussed in Note 2 to the consolidated financial statements, the Company changed its method of accounting for goodwill in 2002.

KPMG LLP

Houston, Texas

February 10, 2003

American National Insurance Company and Subsidiaries
SCHEDULE I - SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES (IN THOUSANDS)

December 31, 2002

Column A                                                     Column B   Column C              Column D
                                                                                              Amount at Which
                                                                        Market                Shown in the
Type of Investment                                           Cost(a)    Value                 Balance Sheet

  Fixed Maturities:
    Bonds Held-to-Maturity:
        United States Government and government agencies
          and authorities                                 $  68,303    $   71,258             $  68,303
        States, municipalities and political subdivisions    208,743      219,149               208,743
        Foreign governments                                   25,642       26,656                25,642
        Public utilities                                     825,823      880,988               825,823
        All other corporate bonds                          3,368,514    3,623,736             3,368,514
    Bonds Available-for-Sale:                                                                             4,497,025
        United States Government and government agencies
          and authorities                                    20,895        22,406                22,406
        States, municipalities and political subdivisions    95,030        99,892                99,892
        Foreign governments                                  14,855        16,212                16,212
        Public utilities                                    457,072       460,565               460,565
        All other corporate bonds                            890,440      933,062               933,062   1,532,137 1,578,184 46,047
    Redeemable preferred stock                                47,401       47,385                47,385
          Total fixed maturities                        $  6,022,718 $  6,401,309          $  6,076,547
  Equity Securities:
    Common stocks:
        Public utilities                                $  24,925    $     19,143             $  19,143
        Banks, trust and insurance companies                 83,076        96,842                96,842
        Industrial, miscellaneous and all other              573,882      642,313               642,313    758,298 889,092   130,794
          Total equity securities                       $  681,883    $   758,298            $  758,298

  Mortgage loans on real estate                         $  1,023,564       XXXXXX             $  1,023,564
  Investment real estate                                     208,547       XXXXXX                208,547
  Real estate acquired in satisfaction of debt                 8,335       XXXXXX                8,335
  Policy loans                                               328,099       XXXXXX                328,099
  Other long-term investments                                161,943       XXXXXX                161,943
  Short-term investments                                     435,463       XXXXXX                435,463
          Total investments                             $  8,870,552       XXXXXX             $  9,000,796  8,279,780 (721,016)


(a) Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and valuation write-downs and adjusted for amortization of premiums or accrual of discounts.

American National Insurance Company and Subsidiaries

              SCHEDULE III - SUPPLEMENTARY INSURANCE INFORMATION
                                (IN THOUSANDS)
American National Insurance Company and Subsidiaries

               SCHEDULE III - SUPPLEMENTARY INSURANCE INFORMATION
                                 (IN THOUSANDS)


                                  Future Policy
                                Deferred   Benefits,             Other Policy
                                 Policy   Losses, Claims         Claims and
                               Acquisition  and Loss   Unearned   Benefits    Premium
Segment                           Cost      Expenses   Premiums   Payable     Revenue
------------------------       ---------    ---------   -------    -------     --------
2002
Multiple Line Marketing        $ 222,833 $  1,615,189 $ 663,223 $  598,992 $    924,219
Home Service                     221,583    1,480,509     4,287     34,660      195,216
Independent Marketing            181,582    2,391,517        65     20,789       20,789
Health Insurance                  11,501       21,211     8,452    580,484     193,993
Credit Insurance                  70,143        15,402  241,930     50,891       64,311
Senior Age Marketing              78,955      217,723    43,444     95,855      192,032
Direct Marketing                  51,439       48,936       265      6,894       31,896
Capital and Surplus                  --           --        --         --           --
All other                         36,459      319,305       354      6,836        8,621
    6                          ---------    ---------   -------  ---------    ---------
    Total                      $ 874,495 $  6,109,792 $ 962,020 $1,395,401    1,640,822
                               ---------    ---------   -------  ---------    ---------


2001
Multiple Line Marketing        $ 210,931 $  1,543,800 $ 578,482 $  526,939 $    729,585
Home Service                     226,294    1,458,751     4,381     29,650      192,522
Independent Marketing            145,922    1,738,806        45     18,748       30,690
Health Insurance                  12,566       18,860    11,767    556,169      218,720
Credit Insurance                  72,276           --   252,047     51,207       58,308
Senior Age Marketing              77,182      199,360    39,740    107,444      174,666
Direct Marketing                  45,937       47,397       196      5,478       29,130
Capital and Surplus                   --           --        --     (4,044)          --
All other                         38,108      324,637       331      6,164        7,702
                               ---------    ---------   -------  ---------    ---------
    Total                      $ 829,216 $  5,331,611 $ 886,989 $1,297,755 $  1,441,323
                               ---------    ---------   -------  ---------    ---------




2000
Multiple Line Marketing        $ 132,540 $    875,128 $ 251,972 $  244,187 $    470,240
Home Service                     232,075    1,438,917     4,560     34,316      193,252
Independent Marketing            144,708    1,491,296        32     17,750       49,784
Health Insurance                  15,493       20,392    14,111    219,774      231,347
Credit Insurance                  67,544          --    245,056     51,037       55,300
Senior Age Marketing              76,480      170,082    36,465     90,326      153,148
Direct Marketing                  39,289       45,901       223      4,837       27,268
Capital and Surplus                  --           --        --         --           --
All other                         39,755      326,249       316      6,691        8,364
                               ---------    ---------   -------  ---------    ---------
    Total                      $ 747,884 $  4,367,965 $ 552,735 $  668,918 $  1,188,703
                               ---------    ---------   -------  ---------    ---------




                                               Benefits,   Amortization
                                              Claims, Losseof Deferred
                              Net and Policy Other
              Investment Settlement Acquisition Operating Premiums
Segment                          Income  (a)    Expenses      Costs     Expenses  (b) Written
-----------------------         ------------  -----------  -----------  ---------  -----------

2002
Multiple Line Marketing         $    165,405$    797,630 $    103,054$      148,347$  915,465
Home Service                         113,582      120,054      36,641        114,576      --
Independent Marketing                141,836       38,790      21,699        23,847          --
Health Insurance                       9,201      156,296       5,703        60,864        --
Credit Insurance                      17,939       24,313       32,433       17,401         --
Senior Age Marketing                  19,834      135,575       9,859        50,174        --
Direct Marketing                       3,508       18,019       6,843         7,401        --
Capital and Surplus                   63,267          --          --         15,931     --
All other                             28,938       29,748         --         26,123        --
                                ------------ ------------ ----------- ------------- ----------
    Total                       $    563,510 $    1,320,425   216,232 $     464,664 $  915,465
                                ------------ ------------ ----------- ------------- ----------

2001
Multiple Line Marketing         $    147,598 $    659,010 $    87,281 $     113,677 $  768,137
Home Service                         118,773      117,743      31,835       116,011        --
Independent Marketing                116,213       41,110      21,177        24,878        --
Health Insurance                       8,307      195,305      17,730        56,908        --
Credit Insurance                      18,457       23,631       9,620        38,364        --
Senior Age Marketing                  18,784      123,191      11,042        44,019        --
Direct Marketing                       3,547       15,587       5,404         6,629        --
Capital and Surplus                   67,337           --          --        15,381        --
All other                             30,130       27,324          --        24,039        --
                                ------------ ------------ ----------- ------------- ----------
    Total                       $    529,146 $  1,202,901 $   184,089 $     439,906 $  768,137
                                ------------ ------------ ----------- ------------- ----------

2000
Multiple Line Marketing         $     95,630 $    436,080 $    46,560 $      86,528 $  488,673
Home Service                         119,694      115,877      30,253       107,485        --
Independent Marketing                113,107       39,832      33,433        22,482        --
Health Insurance                       8,722      193,593      61,454        22,680        --
Credit Insurance                      17,010       22,776      55,998       (10,309)       --
Senior Age Marketing                  18,349      110,897       5,041        39,157        --
Direct Marketing                       3,906       16,524       4,050         6,190        --
Capital and Surplus                   72,891          --          --           (318)       --
All other                             29,780       27,889         --         16,387        --
                                ------------ ------------ ----------- ------------- ----------
    Total                       $    479,089 $    963,468 $   236,789 $     290,282 $  488,673
                                ------------ ------------ ----------- ------------- ----------



(a) Net investment income from fixed income assets (bonds and mortgage loans on real estate) is allocated to insurance lines based on the funds generated by each line at the average yield available from these fixed income assets at the time such funds become available. Net investment income from policy loans is allocated to the insurance lines according to the amount of loans made by each line. Net investment income from all other assets is allocated to the insurance lines as necessary to support the equity assigned to that line with the remainder allocated to capital & surplus.
(b) Identifiable commissions and expenses are charged directly to the appropriate line of business. The remaining expenses are allocated to the lines based upon various factors including premium and commission ratios within the respective lines.



SCHEDULE IV - REINSURANCE
         (IN THOUSANDS)


                                                       Ceded to        Assumed                     Percentage of
                                         Gross           Other       from Other          Net       Amount Assumed
                                        Amount         Companies      Companies        Amount        to Net
                                     ------------     ----------     ----------      ----------     -----------

2002
 Life insurance in force           $   55,642,502   $  16,278,521  $    861,159   $   40,225,140          2.1%
                                     ------------     ----------     ----------      ----------
 Premiums:
   Life insurance                         412,919         51,485         9,262           370,696          2.5%
   Accident and health insurance          468,709        541,444         481,165         408,430         117.8%
   Property and liability insurance       883,644         44,630          22,682         861,696          2.6%
                                     ------------     ----------     ----------      ----------
      Total premiums               $    1,765,272   $    637,559   $    513,109   $    1,640,822          31.3%
                                     ============     ==========     ==========      ===========



2001
 Life insurance in force           $   53,502,696   $ 14,819,652   $    910,942   $   39,593,986          2.3%
                                     ------------     ----------     ----------      ----------
 Premiums:
   Life insurance                         415,149         67,021         11,248          359,376          3.1%
   Accident and health insurance          419,377        411,748        407,495          415,124         98.2%
   Property and liability insurance       702,406         50,683         15,100          666,823          2.3%
                                     ------------     ----------     ----------      ----------
      Total premiums               $    1,536,932   $    529,452   $    433,843   $    1,441,323         30.1%
                                     ============     ==========     ==========      ===========


2000
 Life insurance in force           $   47,902,590   $ 12,573,404   $    873,996   $   36,203,182          2.4%
                                     ------------     ----------     ----------      ----------
 Premiums:
   Life insurance                         405,161         61,820         13,603          356,944          3.8%
   Accident and health insurance          435,354        267,238        236,857          404,973         58.5%
   Property and liability insurance       457,480         40,448          9,754          426,786          2.3%
                                     ------------     ----------     ----------      ----------
      Total premiums               $    1,297,995   $    369,506   $    260,214   $    1,188,703         21.9%
                                     ============     ==========     ==========      ===========

American National Insurance Company and Subsidiaries

SCHEDULE V - VALUATION AND QUALIFYING ACCOUNTS
           (IN THOUSANDS)


                                                                    Deductions - Describe
                                                                    ------------------------------
                                         Balance at    Additions        Amounts                       Balance at
                                        Beginning of   Charged to   Written off Due     Amounts        End of
Description                                Period       Expense     to Disposal  (a) Commuted  (b)     Period
--------------------------------       -------------  -----------  ----------------  -------------   ------------

2002
Investment valuation allowances:
  Mortgage loans on real estate        $     15,995  $            $       2,446     $       1,591   $   11,958
  Investment real estate                     17,193               $       2,190     $        ----       15,003
  Investment in unconsolidated
    affiliates                               10,053         ----           ----              ----        7,955
  Other assets                                2,124         ----           ----             2,098        2,124
--------------------------------       -------------  -----------  ----------------  -------------   ------------
       Total                           $     45,365   $       0    $      4,636      $      3,689   $   37,040
                                       =============  ===========  ================  =============   ============

2001
Investment valuation allowances:
  Mortgage loans on real estate        $     12,512   $      ----  $            18  $       (3,501)  $  15,995
  Investment real estate                     14,691          ----  $        (2,502) $         ----      17,193
  Investment in unconsolidated
    affiliates                                3,427          ----              ----         (6,626)     10,053
  Other assets                                2,724          ----              600            ---        2,124
--------------------------------       -------------  -----------  ----------------  -------------   ------------
       Total                           $     33,354   $        0   $        (1,884) $      (10,127)  $  45,365
                                       =============  ===========  ================  =============   ============

2000
Investment valuation allowances:
  Mortgage loans on real estate        $     20,211   $     ----   $         7,214  $          485   $  12,512
  Investment real estate                     14,725        1,711   $         1,745  $         ----      14,691
  Investment in unconsolidated
    affiliates                                3,305          122              ----            ----       3,427
  Other assets                                3,502        1,022             1,800            ----       2,724
--------------------------------       -------------  -----------  ----------------  -------------   ------------
       Total                           $     46,086   $    2,855   $        10,759  $          485   $  33,354
                                       =============  ===========  ================  =============   ============


(a) Amounts written off due to disposal represent reductions or (additions) in the balance due to sales, transfers or other disposals of the asset with which the allowance is associated.
(b) Amounts commuted represent reductions in the allowance balance due to changes in requirements or investment conditions.

                                     PART C:
                                OTHER INFORMATION

                                ITEM 27. EXHIBITS

Exhibit               (a)...........Resolution of the Board of Directors of
                      American National Insurance Company authorizing establishment of American National Variable Life Separate Account (incorporated by reference from Registrant's registration statement number 333-79153 filed on May 24,
                      1999)

Exhibit (b)           Not Applicable

Exhibit (c) Distribution and Administrative Services Agreement (incorporated by reference from Registrant's registration statement number 333-79153 filed on May 24, 1999)

Exhibit (d)(1) Flexible Premium Variable Life Insurance Policy (incorporated by reference from Registrant's pre-effective amendment number one to registration statement number 333-79153 filed on July 17, 2001)

Exhibit (d)(2)        Automatic Increase Benefit Rider(incorporated by
reference from registrant's registration number 333-79153 filed on February 27, 2003.)

Exhibit (d)(3)        Level Term Rider
(incorporated by reference from registrant's registration number 333-79153 filed on February 27, 2003.)


Exhibit (d)(4)        Disability Wavier of Premium Rider(incorporated by
reference from registrant's registration number 333-79153 filed on February 27, 2003.)

Exhibit (e) Application Form (incorporated by reference from Registrant's pre-effective amendment number one to registration statement 333-79153 filed on July 17, 2001)

Exhibit (f)(1) Articles of Incorporation of American National Insurance Company (incorporated by reference from Registrant's registration statement number 333-79153 filed on May 24, 1999)

Exhibit (f)(2) By-laws of American National Insurance Company (incorporated by reference from Registrant's registration statement number 333-79153 filed on May 24, 1999)

Exhibit (g)           Reinsurance Contracts

Exhibit (h)(1)        Form of American National Investment Accounts, Inc. Fund
 Participation Agreement
                      (incorporated by reference from Registrant's registration
statement number 333-79153 filed
                      on May 24, 1999)

Exhibit (h)(2) Form of Variable Insurance Products Fund Fund Participation Agreement (incorporated by reference from Registrant's registration statement number 333-79153 filed on May 24, 1999)

Exhibit (h)(3) Form of Variable Insurance Products Fund II Fund Participation Agreement (incorporated by reference from Registrant's registration statement number 333-79153 filed on May 24, 1999)

Exhibit (h)(4) Form of Variable Insurance Products Fund III Fund Participation Agreement (incorporated by reference from Registrant's registration statement number 333-79153 filed on May 24, 1999)

Exhibit (h)(5) Form of T. Rowe Price Fund Participation Agreement (incorporated by reference from Registrant's registration statement number 333-79153 filed on May 24, 1999)

Exhibit (h)(6) Form of MFS Variable Insurance Trust Participation Agreement (incorporated by reference from Registrant's registration statement number 333-51035 filed on April 24,
                      1998)

Exhibit (h)(7) Form of Federated Insurance Series Participation Agreement (incorporated by reference from Registrant's registration statement number 333-51035 filed on April 24,
                      1998)

Exhibit (h)(8) Form of Fred Alger American Fund Participation Agreement (incorporated by reference from Registrant's registration statement number 333-53122 filed on December 22, 2000)

Exhibit (h)(9) Form of Invesco Fund Participation Agreement (incorporated by reference from Registrant's pre-effective amendment number one to registration statement 333-79153 filed on July 17, 2001)

Exhibit (i)           Not Applicable

Exhibit (j)           Not Applicable

Exhibit (k)           Legal Opinion

Exhibit (l)           Not Applicable

Exhibit (m)           Not Applicable

Exhibit (n)           Other Opinions - Independent Auditor's Consent


Exhibit (o)           Not Applicable

Exhibit (p)           Not Applicable

Exhibit (q)           Not Applicable

ITEM 28..DIRECTORS AND OFFICERS OF DEPOSITOR.
                                   -------

                                    Directors

Name                                                 Business Address

-------------------------------------------------------------------------------

G. Richard Ferdinandtsen        American National Insurance Company
                                One Moody Plaza
                                Galveston, Texas 77550

Irwin M. Herz, Jr.              Greer, Herz & Adams, L.L.P.
                                One Moody Plaza, 18th Floor
                                Galveston, Texas 77550

R. Eugene Lucas                 Gal-Tex Hotel Corporation
                                2302 Postoffice, Suite 504
                                Galveston, Texas 77550

E. Douglas McLeod               The Moody Foundation
                                2302 Postoffice, Suite 704
                                Galveston, Texas 77550

Frances Anne Moody              The Moody Foundation
                                Highland Park Place
                                4515 Cole Avenue LB 34, Suite 500
                                Dallas, Texas 75205

Robert L. Moody                 2302 Postoffice, Suite 702
                                Galveston, Texas 77550

Russell S. Moody                American National Insurance Company
                                One Moody Plaza
                                Galveston, Texas 77550

W. L. Moody, IV                 2302 Postoffice, Suite 502
                                Galveston, Texas 77550

James D. Yarbrough              Galveston County Judge
                                722 Moody
                                Galveston, Texas 77550

                                    Officers

The principal business address of the officers, unless indicated otherwise in the "Directors" section, or unless indicated by an asterisk (*), is American National Insurance Company, One Moody Plaza, Galveston, Texas 77550. Those officers with an asterisk by their names have a principal business address of 2450 South Shore Boulevard, League City, Texas 77573.

Name              .........         Office
----                                ------
R. L. Moody                     Chairman of the Board and Chief Executive
 Officer
G. R. Ferdinandtsen             President, Chief Operating Officer
D. A. Behrens                   Executive Vice President, Independent Marketing
R. A. Fruend                    Executive Vice President, Director of Multiple
Line Special Markets
B. J. Garrison                  Executive Vice President, Director of Home
Service Division
M. W. McCroskey *               Executive Vice President, Investments and
Treasurer
G. V. Ostergren                 Executive Vice President, Director of
Multiple Line
J. E. Pozzi                     Executive Vice President, Corporate Planning
R. J. Welch                     Executive Vice President and Chief Actuary
C. H. Addison                   Senior Vice President, Systems Planning and
Computing
A. L. Amato, Jr.                Senior Vice President, Life Policy
 Administration
G. C. Langley                   Senior Vice President, Human Resources
S. E. Pavlicek                  Senior Vice President and Controller
S. H. Schouweiler               Senior Vice President, Health Insurance
 Operations
J. R. Thomason                  Senior Vice President, Credit Insurance Services
G. W. Tolman                    Senior Vice President, Corporate Affairs
J. M. Flippin                   Secretary
J. Antkowiak                    Vice President, Director, Computing Division
P. Barber                       Vice President, Human Resources
S. F. Brast *                   Vice President, Real Estate Investments
D. D. Brichler *                Vice President, Mortgage Loan Production
F. V. Broll, Jr.                Vice President and Actuary
W. F. Carlton                   Vice President and Assistant Controller,
Financial Reports
J. A. Collura                   Vice President, Marketing and Management
Development
R. T. Crawford                  Vice President and Assistant Controller,
General Accounting
G. C. Crume                     Vice President, Brokerage Sales
D. A. Culp                      Vice President, Financial Institution
G. D. Dixon                     Vice President, Stocks
S. L. Dobbe                     Vice President, Broker Dealer Marketing
D. S. Fuentes                   Vice President, Health Claims
F. J. Gerren                    Vice President, Payroll Deduction
B. S. Gerwel                    Vice President, Agency Automation
J. F. Grant, Jr.                Vice President, Group Actuary
R. D. Hemme                     Vice President and Actuary
M. E. Hogan                     Vice President, Credit Insurance Operations
C. J. Jones                     Vice President, Health Underwriting/
New Business
D. D. Judy                      Vice President, Financial Marketing
Dr. H. B. Kelso, Jr.            Vice President and Medical Director
G. W. Kirkham                   Vice President, Director of Planning and Support
G. A. Macke                     Vice President, General Auditor
G. W. Marchand                  Vice President, Life Underwriting
D. N. McDaniel                  Vice President, Home Service Administration
M. M. Mitchell                  Vice President, Director of Life/Annuity Systems
J. W. Pangburn                  Vice President, Credit Insurance/Special Markets
E. B. Pavelka                   Vice President, Life Policy Administration
R. A. Price                     Vice President, Director of Training and Market
 Development
R. C. Price                     Vice President, Multiple Line Chief Life
Marketing Officer
J. T. Smith                     Vice President, Pension Sales
G. A. Sparks                    Vice President, Chief Administrative Officer for
 Multiple Line
J. P. Stelling                  Vice President, Group/Health Compliance
K. M. Wainscott                 Vice President, Alternative Distribution
W. H. Watson, III               Vice President, Chief Health Actuary
M. L. Waugh, Jr.                Vice President, Life Claims
G. W. Williamson                Vice President, Asst. Director, Home Service
Division
J. L. Broadhurst                Asst. Vice President, Director Individual
Health/Group Systems
J. J. Cantu                     Asst. Vice President and Illustration Actuary
J. W. Cucco                     Asst. Vice President, Advanced Life Sales
N. M. Day                       Asst. Vice President, Pension Administration
J. D. Ferguson                  Asst. Vice President, Creative Services
D. N. Fullilove                 Asst. Vice President, Director, Agents
Employment
B. J. Huerta                    Asst. Vice President, Dir. of App. Dev.-
Financial and Admin. Systems
K. J. Juneau                    Asst. Vice President, Advisory Systems Engineer
C. A. Kratz                     Asst. Vice President, Human Resources
D. L. Leining                   Asst. Vice President, Life Underwriting
B. W. Manning                   Asst. Vice President, General Manager Life
 Claims
R. G. McCrary                   Asst. Vice President, Application Development
Division
J. B. McEniry                   Asst. Vice President, Director of
Telecommunications
M. S. Nimmons                   Asst. Vice President, Associate General Auditor,
 Home Office
R. J. Ostermayer                Asst. Vice President, Director of Group
Quality Assurance
M. C. Paetz                     Asst. Vice President, Group and MGA Operations
J. L. Regini                    Asst. Vice President, Corporate Compliance
R. E. Pittman, Jr.              Asst. Vice President, Director of Marketing/
Career Development
S. B. Saunders                  Asst. Vice President, Real Estate Services
G. A. Schillaci                 Asst. Vice President and Actuary
M. J. Soler                     Asst. Vice President, HIPAA Privacy Officer
C. E. Tipton                    Asst. Vice President and Assistant Actuary
D. G. Trevino, Jr.              Asst. Vice President, Director,
Computing Services
J. A. Tyra                      Asst. Vice President, Life Insurance Systems
J. O. Norton                    Actuary
R. M. Williams                  Life Product Actuary
J. E. Cernosek                  Assistant Secretary
V. J. Krc                       Assistant Treasurer

            ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR THE REGISTRANT
            -------
The Registrant, American National Variable Life Separate Account, is a separate account of American National Insurance Company, a Texas insurance company. The Libbie Shearn Moody Trust owns approximately 37.46% of the outstanding stock of American National Insurance Company. The Moody Foundation, which has a 75% contingent remainder interest in the Libbie Shearn Moody Trust, owns approximately 23.6% of the outstanding stock of American National Insurance Company.

The Trustees of The Moody Foundation are Mrs. Frances Moody Newman, Robert L. Moody and Ross Rankin Moody. Robert L. Moody is a life income beneficiary of the Libbie Shearn Moody Trust and Chairman of the Board, Director and Chief Executive Officer of American National Insurance Company. Robert L. Moody has assigned his interest in the Libbie Shearn Moody Trust to National Western Life Insurance Company, a Colorado insurance company of which he is also Chairman of the Board, a Director and controlling shareholder.

The Moody National Bank of Galveston is the trustee of the Libbie Shearn Moody Trust and various other trusts which, in the aggregate, own approximately 46.6% of the outstanding stock of American National Insurance Company. Moody Bank Holding Company, Inc. owns approximately 97% of the outstanding shares of The Moody National Bank of Galveston. Moody Bank Holding Company, Inc. is a wholly owned subsidiary of Moody Bancshares, Inc. The Three R Trusts, trusts created by Robert L. Moody for the benefit of his children, are controlling stockholders of Moody Bancshares, Inc.

The Moody Foundation owns 33.0% and the Libbie Shearn Moody Trust owns 51.0% of the outstanding stock of Gal-Tex Hotel Corporation, a Texas corporation. Gal-Tex Hotel Corporation has the following wholly-owned subsidiaries, listed in alphabetical order:

         Gal-Tenn Hotel Corporation                        LHH Hospitality, Inc.
         Gal-Tex Management Company                  1859 Historic Hotels, Ltd.
         Gal-Tex Woodstock, Inc.                          1859 Beverage Company
         Gal-Tex Hospitality Corporation
         Gal-Tex Management Hospitality Company

American National owns a direct or indirect interest in the following entities, listed in alphabetical order:

Entity:  Alternative Benefit Management, Inc.
Entity Form: a Nevada corporation
Ownership or Other Basis of Control: ANTAC, Inc. owns all of the outstanding common stock.
-----------------------------------

Entity:  American Hampden Joint Venture
Entity Form: a Texas joint venture
Ownership or Other Basis of Control: American National Insurance Company owns a 98% interest.
-----------------------------------

Entity: American National County Mutual Insurance Company
Entity Form: a Texas insurance company
Ownership or Other Basis of Control: Managed by American National Insurance Company.
-----------------------------------

Entity:  American National de Mexico Compania de Seguras de Vida, S.A. de C.V.
------
Entity Form: a Mexico insurance company
-----------
Ownership or Other Basis of Control: ANMEX International, Inc. owns 99.9%, and ANMEX International Services, Inc.
-----------------------------------
owns 0.10%.

Entity: American National of Delaware Corporation
Entity Form: a Delaware corporation (inactive)
Ownership or Other Basis of Control: Wholly owned subsidiary of American National Insurance Company.
-----------------------------------

Entity:  American National Financial Corporation
Entity Form: a Texas corporation (inactive)
Ownership or Other Basis of Control: Wholly owned subsidiary of American National Property and Casualty Company.
-----------------------------------

Entity:  American National Financial Corporation (Delaware)
------
Entity Form: a Delaware corporation (inactive)
-----------
Ownership or Other Basis of Control: Wholly owned subsidiary of American National Insurance Company.
-----------------------------------

Entity:  American National Financial Corporation (Nevada)
------
Entity Form: a Nevada corporation (inactive)
-----------
Ownership or Other Basis of Control: Wholly owned subsidiary of American National Insurance Company.
-----------------------------------

Entity:  American National General Insurance Company
Entity Form: a Missouri insurance company
Ownership or Other Basis of Control: Wholly owned subsidiary of American
 National Property and Casualty Company.
-----------------------------------

Entity:  American National Insurance Service Company
Entity Form: a Missouri corporation
Ownership or Other Basis of Control: Wholly owned subsidiary of American National Property and Casualty Company.
-----------------------------------

Entity: American National Investment Accounts, Inc.
------
Entity Form: a Maryland corporation - registered investment company
-----------
Ownership or Other Basis of Control: Investment Advisory Agreement with Securities Management and Research, Inc.
-----------------------------------
Also, American National Insurance Company and Securities Management and Research, Inc. own stock of the Company.

Entity: American National Life Holdings, Inc.
Entity Form: a Nevada Corporation
Ownership or Other Basis of Control: American National Insurance Company
owns all outstanding common stock;
-----------------------------------
Comprehensive Investment Services, Inc. owns all outstanding preferred stock.

Entity:  American National Life Insurance Company of Texas
Entity Form: a Texas insurance company
Ownership or Other Basis of Control: Wholly owned subsidiary of American
 National Life Holdings, Inc.
-----------------------------------

Entity: American National Lloyds Insurance Company
Entity Form: a Texas corporation
Ownership or Other Basis for Control: Managed by ANPAC Lloyds Insurance Management, Inc.
------------------------------------

Entity:  American National Promotora de Ventas, S.A. de C.V.
------
Entity Form: a Mexico marketing company
-----------
Ownership or Other Basis of Control: ANMEX International, Inc. owns 99.9%, and ANMEX International Services, Inc.
-----------------------------------
owns 0.10%.

Entity:  American National Property and Casualty Company
Entity Form: a Missouri insurance company
Ownership or Other Basis of Control: Wholly owned subsidiary of American
 National Property and Casualty Holding
-----------------------------------
Company, LLC.

Entity: American National Property and Casualty Holding Company, LLC
------
Entity Form: a Nevada Limited Liability Company
-----------
Ownership or Other Basis of Control: American National Insurance Company owns a 94% interest; Comprehensive
-----------------------------------
Investment Services, Inc. owns a 6% interest.

Entity:  American National Reinsurance Company
Entity Form: a Nevis corporation
Ownership or Other Basis of Control: 60% owned by American National Insurance
 Company.
-----------------------------------

Entity:  AN/WRI Partnership, Ltd.
Entity Form: a Texas limited partnership
Ownership or Other Basis of Control: Eagle AN, L. P. owns an 80% limited partnership interest.
-----------------------------------

Entity:  ANDV 97, Inc.
Entity Form: a Texas company
Ownership or Other Basis of Control: Wholly owned subsidiary of ANTAC, Inc.
-----------------------------------

Entity:  ANIND TX, Inc.
Entity Form: a Texas corporation
Ownership or Other Basis of Control: ANDV 97, Inc. owns 100%.
-----------------------------------

Entity:  ANMEX International, Inc.
Entity Form: a Nevada corporation
Ownership or Other Basis of Control: Wholly owned subsidiary of American National Insurance Company.
-----------------------------------

Entity:  ANMEX International Services, Inc.
Entity Form: a Nevada corporation
Ownership or Other Basis of Control: Wholly owned subsidiary of American National Insurance Company.
-----------------------------------

Entity:  ANPAC General Agency of Texas
Entity Form: a Texas corporation
Ownership or Other Basis of Control: Wholly owned subsidiary of American
 National Property and Casualty Company.
-----------------------------------

Entity: ANPAC Lloyds Insurance Management, Inc.
Entity Form: a Texas corporation
Ownership or Other Basis for Control: Wholly owned subsidiary of American National Property and Casualty Company.
------------------------------------

Entity:  ANPAC Louisiana Insurance Company
Entity Form: a Louisiana corporation
Ownership or Other Basis of Control: Wholly owned subsidiary of American National Property and Casualty Company.
-----------------------------------

Entity:  ANREM Corporation
Entity Form: a Texas corporation
Ownership or Other Basis of Control: Wholly owned subsidiary of Securities
 Management and Research, Inc.
-----------------------------------

Entity:  ANTAC, Inc.
Entity Form: a Texas corporation
Ownership or Other Basis of Control: Wholly owned subsidiary of American National Insurance Company.
-----------------------------------

Entity:  Beechwood Business Park Joint Venture.
Entity Form: a Texas limited partnership
Ownership or Other Basis of Control: ANDV 97, Inc. owns a 50% limited partnership interest.
-----------------------------------

Entity:  Comprehensive Investment Services, Inc.
Entity Form: a Nevada corporation
Ownership or Other Basis of Control: Wholly owned subsidiary of American National Insurance Company.
-----------------------------------

Entity:  Eagle 99, Inc.
Entity Form: a Nevada corporation
Ownership or Other Basis of Control: Wholly owned subsidiary of ANTAC, Inc.
-----------------------------------

Entity:  Eagle AN, L. P.
------
Entity Form: a Texas limited partnership
-----------
Ownership or Other Basis of Control: Eagle 99, Inc. owns a 99% limited partnership interest, and ANIND TX, Inc.
-----------------------------------
owns a 1% general partnership interest.

Entity:  Eagle Ind., L. P.
------
Entity Form: a Texas limited partnership
-----------
Ownership or Other Basis of Control: American National Insurance Company owns a 99% limited partnership interest,
-----------------------------------
and ANIND TX, Inc. owns a 1% general partnership interest.

Entity:  Eagle/WHTV, Ltd.
Entity Form: a Texas limited partnership
Ownership or Other Basis of Control: ANIND TX, Inc. owns a 50% limited partnership interest.
-----------------------------------

Entity:  Farm Family Casualty Insurance Company
Entity Form: a New York insurance company
Ownership or Other Basis of Control: 100% owned by Farm Family Holdings, Inc.
-----------------------------------

Entity:  Farm Family Financial Services, Inc.
Entity Form: a New York corporation
Ownership or Other Basis of Control: 100% owned by Farm Family Holdings, Inc.
-----------------------------------

Entity:  Farm Family Holdings, Inc.
Entity Form: a Delaware corporation
Ownership or Other Basis of Control: 0.7% owned by Comprehensive Investment Services, Inc.; 94.3% owned by
-----------------------------------
American National Holdings, LLC; 5% owned by TMNY Investments, LLC.

Entity:  Farm Family Life Insurance Company
Entity Form: a New York insurance company
Ownership or Other Basis of Control: 100% owned by Farm Family Holdings, Inc.
-----------------------------------

Entity:  Garden State Life Insurance Company
Entity Form: a Texas insurance company
Ownership or Other Basis of Control: Wholly owned subsidiary of American National Life Holdings, Inc.
-----------------------------------

Entity:  Harbour Title Company
Entity Form: a Texas corporation
Ownership or Other Basis of Control: South Shore Harbour Development, Ltd. owns
 50% of the outstanding stock.
-----------------------------------

Entity:  Hicks, Muse, Tate & Furst Equity Fund III, L.P.
Entity Form: a Delaware limited partnership
Ownership or Other Basis of Control: American National Insurance Company owns a limited partnership interest.
-----------------------------------

Entity:  Hicks, Muse, Tate & Furst Equity Fund IV, L.P.
Entity Form: a Delaware limited partnership
Ownership or Other Basis of Control: American National Insurance Company owns a limited partnership interest.
-----------------------------------

Entity:  I-10 Westview Partnership
Entity Form: a Texas limited partnership
Ownership or Other Basis of Control: ANDV 97, Inc. owns a 50% interest.
-----------------------------------

Entity:  IAH 97 Joint Venture
Entity Form: a Texas general partnership
Ownership or Other Basis of Control: ANDV 97, Inc. has a 50% interest.
-----------------------------------

Entity:  Kearns Building Joint Venture
Entity Form: a Texas joint venture
Ownership or Other Basis of Control: American National owns a 85% interest.
-----------------------------------

Entity:  Lincolnshire Equity Fund, L.P.
Entity Form: a Delaware limited partnership
Ownership or Other Basis of Control: American National Insurance Company owns a limited partnership interest.
-----------------------------------

Entity:  Lincolnshire Equity Fund II, L.P.
Entity Form: a Delaware limited partnership
Ownership or Other Basis of Control: American National Insurance Company owns a limited partnership interest.
-----------------------------------

Entity:  Loudin Medical L.L.C. #1
------
Entity Form: a Maryland limited liability company
-----------
Ownership or Other Basis of Control: ANIND TX, Inc. owns a 50% interest.
-----------------------------------

Entity:  Pacific Property and Casualty Company
Entity Form: a California corporation
Ownership or Other Basis of Control: Wholly owned subsidiary of American National Property and Casualty Company.
-----------------------------------

Entity:  Panther Creek Limited Partnership
Entity Form: a Texas limited partnership
Ownership or Other Basis of Control: American National Insurance Company owns a
 99% limited partnership interest.
-----------------------------------

Entity:  PCO Corporate Drive Limited Partnership
Entity Form: a North Carolina limited partnership
Ownership or Other Basis of Control: Eagle AN, L.P. owns a 1% interest.
-----------------------------------

Entity:  Preston 121 Partners, Ltd.
Entity Form: a Texas limited partnership
Ownership or Other Basis of Control: ANIND TX, Inc. owns a 50% limited partnership interest.
-----------------------------------

Entity:  R.A.A.B. of W. Va., Inc.
------
Entity Form: a West Virginia corporation
-----------
Ownership or Other Basis of Control: 100% owned by Rural Agency and Brokerage,
 Inc.
-----------------------------------

Entity:  Rural Agency and Brokerage, Inc.
Entity Form: a New York corporation
Ownership or Other Basis of Control: 100% owned by Farm Family Casualty Insurance Company.
-----------------------------------

Entity:  Rural Insurance Agency and Brokerage of Massachusetts, Inc.
------
Entity Form: a Massachusetts corporation
-----------
Ownership or Other Basis of Control: 100% owned by Rural Agency and Brokerage, Inc.
-----------------------------------

Entity:  Rural Agency and Brokerage of New Hampshire, Inc.
Entity Form: a New Hampshire corporation
Ownership or Other Basis of Control: 25% owned by Rural Agency and Brokerage,
Inc.
-----------------------------------

Entity:  Rutledge Partners, L.P.
Entity Form: a Texas limited partnership
Ownership or Other Basis of Control: American National Insurance Company owns a 32% interest.
-----------------------------------

Entity: Securities Management and Research, Inc.
Entity Form: a Florida corporation - a registered broker-dealer and investment adviser
-----------
Ownership or Other Basis of Control: Wholly-owned subsidiary of American
 National Insurance Company.
-----------------------------------

Entity:  Servicios de Administracion American National, S.A. de C.V.
------
Entity Form: a Mexico administrative services company
-----------
Ownership or Other Basis of Control: ANMEX International Services, Inc. owns
 99.9%, ANMEX International, Inc.
-----------------------------------
owns 0.10%.

Entity: SM&R Investments, Inc.
Entity Form: a Maryland corporation
Ownership or Other Basis of Control: Investment Advisory Agreement with Securities Management and Research, Inc.
-----------------------------------

Entity:  South Shore Harbour Development, Ltd.
Entity Form: a Texas limited partnership
Ownership or Other Basis of Control: ANTAC, Inc. owns a 95% limited partnership interest. ANREM Corp. owns a 5%
-----------------------------------
general partnership interest.

Entity:  Standard Life and Accident Insurance Company
Entity Form: an Oklahoma insurance company
Ownership or Other Basis of Control: Wholly owned subsidiary of American National Life Holdings, Inc.
-----------------------------------

Entity:  Starvest Partners, L.P.
Entity Form: a Delaware limited partnership
Ownership or Other Basis of Control: American National Insurance Company owns a limited partnership interest.
-----------------------------------

Entity:  TCV IV, L.P.
------
Entity Form: a Delaware limited partnership
Ownership or Other Basis of Control: American National Insurance Company owns a limited partnership interest.
-----------------------------------

Entity:  Third and Catalina, Ltd.
Entity Form: a Texas limited partnership
Ownership or Other Basis of Control: American National Insurance Company owns a 49% limited partnership interest.
-----------------------------------

Entity:  Thomas Weisel Capital Partners, L.P.
Entity Form: a limited partnership
Ownership or Other Basis of Control: American National Insurance Company owns a limited partnership interest.
-----------------------------------

Entity:  Timbermill, Ltd.
Entity Form: a Texas joint venture
Ownership or Other Basis of Control: American National Insurance Company owns a 99% limited partnership interest.
-----------------------------------

Entity:  TMNY Investments, LLC
------
Entity Form: a Texas limited liability company
-----------
Ownership or Other Basis of Control: American National Insurance Company owns approximately 17%; American National Property and Casualty Company owns approximately17%; approximately 66% owned by employees.

Entity:  Town and Country Joint Venture
Entity Form: a Texas joint venture
Ownership or Other Basis of Control: ANDV 97, Inc. owns a 50% limited partnership interest.
-----------------------------------

Entity:  United Farm Family Insurance Company
Entity Form: a New York insurance company
Ownership or Other Basis of Control: 100% owned by Farm Family Life Insurance Company.
-----------------------------------

                            ITEM 30. INDEMNIFICATION

The following provision is in the Distribution and Administrative Services
Agreement:

         "American National agrees to indemnify SM&R for any liability that SM&R may incur to a Contractowner or party-in-interest under a Policy (i) arising out of any act or omission in the course of, or in connection with, rendering services under this Agreement, or (ii) arising out of the purchase, retention or surrender of a Policy; provided, however, that American National will not indemnify SM&R for any such liability that results from the willful misfeasance, bad faith or gross negligence of SM&R, or from the reckless disregard, by SM&R, of its duties and obligations arising under this Agreement."

The officers and directors of American National are indemnified by American National in the American National By-Laws for liability incurred by reason of the officer and directors serving in such capacity. This indemnification would cover liability arising out of the variable annuity sales of American National

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefor, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                         ITEM 31. PRINCIPAL UNDERWRITERS

 (a) Securities Management and Research, Inc. serves as investment adviser to
(i) SM&R Investments, Inc. consisting of SM&R Alger Technology Fund, SM&R Alger Aggressive Growth Fund, SM&R Alger Small-Cap Fund, SM&R Alger Growth Fund, SM&R Growth Fund, SM&R Equity Income Fund, SM&R Balanced Fund, SM&R Government Bond Fund, SM&R Tax Free Fund, SM&R Money Market Fund, and SM&R Primary Fund; and
(ii) American National Investment Accounts, Inc. Securities Management and Research, Inc. also serves as principal underwriter to the American National Variable Annuity Separate Account.

(b) The Registrant's principal underwriter is Securities Management and Research, Inc. The following are the officers and directors of Securities Management and Research, Inc.



Name                               Position                            Principal Business Address

-------------------------------------------------------------------------------------------------------------------
David A. Behrens                    Director                           American National Insurance Company
                                                                       One Moody Plaza
                                                                       Galveston, Texas 77550

Gordon D. Dixon                     Director,                          Securities Management and Research, Inc.
                                    Senior Vice President,             2450 South Shore Boulevard
                                    Chief Investment Officer           League City, Texas 77573

G.                                                                     Richard
                                                                       Ferdinandtsen
                                                                       Director
                                                                       American
                                                                       National
                                                                       Insurance
                                                                       Company
                                                                       One Moody
                                                                       Plaza
                                                                       Galveston,
                                                                       Texas
                                                                       77550

R. Eugene Lucas                     Director                           Gal-Tex Hotel Corporation
                                                                       2302 Postoffice Street, Suite 504
                                                                       Galveston, Texas 77550

Michael W. McCroskey                Director, President,               Securities Management and Research, Inc.
                                    Chief Executive Officer            2450 South Shore Boulevard
                                                                       League City, Texas 77573

Ronald J. Welch                     Director                           American National Insurance Company
                                                                       One Moody Plaza
                                                                       Galveston, Texas 77550

Teresa E. Axelson                   Vice President, Secretary,         Securities Management and Research, Inc.
                                    Chief Compliance Officer           2450 South Shore Boulevard
                                                                       League City, Texas 77573

Brenda T. Koelemay                  Vice President, Treasurer,         Securities Management and Research, Inc.
                                    Chief Administrative               2450 South Shore Boulevard
                                    and Financial Officer              League City, Texas 77573

T.                                  Brett Harrington Vice President, Securities
                                    Management and Research, Inc. Fund Marketing
                                    2450 South Shore Boulevard
                                                                       League City, Texas 77573

Ronald C. Price                     Vice President                     Securities Management and Research, Inc.
                                                                       2450 South Shore Boulevard
                                                                       League City, Texas 77573

Emerson V. Unger                    Vice President, Marketing          Securities Management and Research, Inc.
                                                                       2450 South Shore Boulevard
                                                                       League City, Texas 77573

Vicki R. Douglas                    Assistant Vice President           Securities Management and Research, Inc.
                                                                       2450 South Shore Boulevard
                                                                       League City, Texas 77573

Steven Douglas Geib                 Assistant Vice President           Securities Management and Research, Inc.
                                                                       2450 South Shore Boulevard
                                                                       League City, Texas 77573

Sally F. Praker                     Assistant Vice President           Securities Management and Research, Inc.
                                                                       2450 South Shore Boulevard
                                                                       League City, Texas 77573

Michele S. Lord                     Assistant Secretary                Securities Management and Research, Inc.
                                                                       2450 South Shore Boulevard
                                                                       League City, Texas 77573
 (c) Not Applicable

                    ITEM 32. LOCATION OF ACCOUNTS AND RECORDS

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained at the offices of American National Insurance Company, One Moody Plaza, Galveston, Texas 77550.

                  ITEM 33. MANAGEMENT SERVICES - Not Applicable

                           ITEM 34. FEE REPRESENTATION

American National Insurance Company hereby represents that the fees and charges deducted under the Policies described in this pre-effective amendment are, in the aggregate, reasonable in relationship to the services rendered, the expenses expected to be incurred, and the risks assumed by American National Insurance Company.

         Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registrations statement to be signed on its behal by the undersigned, duly authorized in the
City of Galveston and the State of Texas on the 30th  day of April, 2003.

                                AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT
                                            (Registrant)

                                   By:      American National Insurance Company

                                           By:__/s/ Robert L. Moody
                                                  Robert L. Moody,
                                                Chairman of the Board, President
                                                    and Chief Executive Officer

                                                     AMERICAN NATIONAL INSURANCE
                                     COMPANY
                                                     (Depositor)

                                      By:/s/ Robert L. Moody
                                         Robert L. Moody, Chairman of the Board,
                                           President and Chief Executive Officer

attest:
/s/ J. Mark Flippim
--------------------------------
J. Mark Flippin, Secretary

         As required by the Securities Act of 1933, this amended registration statement has been signed by the following persons in their capacities and on the dates indicated:

Signature                                     Title                         Date


/s/ Michael W. McCroskey                  Executive Vice President      4/30/03
Michael W. McCroskey                    Investments (Principal Financial
                                                 Officer)
                                        Senior Vice President
/s/Stephen E. Pavlicek                         and
Stephen E. Pavlicek            Controller (Principal Accounting Officer) 4/30/03

Signature                                   Title                           Date


                                         Chairman of the Board,          4/30/03
/s/Robert L. Moody
Robert L. Moody                     Director, President and Chief
                                            Executive Officer

                                                Director
/s/ G. Richard Ferdinandsten                                             4/30/03
G. Richard Ferdinandtsen


/s/ Buddy Herz, Jr                              Director                4/30/03
Edwin M. Herz, Jr.


/s/Eugene Lucas                                 Director                 4/30/03
Eugene Lucas


/s/ E. Douglas McLeod                                                   4/30/03
E. Douglas McLeod


________________________                        Director
Frances Anne Moody


________________________                        Director
Russell. Moody


                                                Director

W. L. Moody, IV


________________________                        Director
James D. Yarbrough

                                   Law Offices
                           Greer, Herz & Adams, L.L.P.

                   a registered limited liability partnership
                       including professional corporations

                                 One Moody Plaza
                             Galveston, Texas 77550

                            Galveston (409) 765-5525
                             Houston (713) 480-5278
                            Telecopier (409) 766-6424

                                 April 30, 2003

Securities and Exchange Commission
450 Fifth Street, N.W.
Judicial Plaza
Washington, D.C.  20549


         RE:      American National Variable Life Separate Account
("Separate Account") Post-Effective Amendment
                  No. 3 to Form N-6; File No. 333-53122; Opinion and Consent
of Counsel


Gentlemen:

         We are counsel to American National Insurance Company ("ANICO"), the depositor of the Separate Account. As such, we participated in the formation of the Separate Account and the registration of such separate account with the Securities and Exchange Commission ("Commission"). Accordingly, we are familiar with the corporate records, certificates, and consents of officers of ANICO as we have deemed necessary or appropriate for the purpose of this opinion.

         Based upon the foregoing, and our consideration of such other matters of fact and questions of law as we have deemed necessary and proper in the circumstances, we are of the opinion that:

         1. ANICO is a duly organized and existing corporation under the laws of the State of Texas and that its principal business is to be an insurer.

         2. The Separate Account is a duly organized and existing separate account of ANICO under the laws of the State of Texas and is registered as a unit investment trust under the Investment Company Act of 1940.

         3. The Variable Life Insurance Contracts registered by this Registration Statement under the Securities Act of 1933 (File No. 333-53122) will, upon issuance thereof, be validly authorized and issued.

         We hereby consent to the use of our opinion of counsel in the Post-Effective Amendment No. 3 to Form N-6 Registration Statement (File No. 333-53122) filed on behalf of the Separate Account. We further consent to the statements made regarding us and to the use of our name under the caption "Legal Matters" in the prospectus constituting a part of such Post-Effective Amendment No. 3 to such Registration Statement.


                                                              Yours very truly,

                                                     GREER, HERZ & ADAMS, L.L.P.


                                                               Gregory S.
Garrison
                                                            Gregory S. Garrrison